UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4279

Securian Funds Trust

(Exact name of registrant as specified in charter)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of principal executive offices) (Zip code)

Paul J. Thibodeaux, Esq.

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and address of agent for service)

Registrant's telephone number, including area code:

(651) 665-3500

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS.

(a)	The following is a copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

TABLE OF CONTENTS

SFT Balanced Stabilization Fund Class 2

SFT Core Bond Fund Class 1

SFT Core Bond Fund Class 2

SFT Equity Stabilization Fund Class 2

SFT Government Money Market Fund Class 2

SFT Index 400 Mid-Cap Fund Class 1

SFT Index 400 Mid-Cap Fund Class 2

SFT Index 500 Fund Class 1

SFT Index 500 Fund Class 2

SFT Macquarie Growth Fund Class 2

SFT Macquarie Small Cap Growth Fund Class 2

SFT Real Estate Securities Fund Class 1

SFT Real Estate Securities Fund Class 2

SFT T. Rowe Price Value Fund Class 2

SFT Wellington Core Equity Fund Class 1

SFT Wellington Core Equity Fund Class 2

Semi-Annual Shareholder Report

SFT Balanced Stabilization Fund

Class 2

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Balanced Stabilization Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Balanced Stabilization Fund (Class 2)	$44	0.88%

Key Fund Statistics

  Total Net Assets$591,526,209
  # of Portfolio Holdings180
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$1,611,841

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

SFT Index 500 Fund	52.5%
SPDR S&P 500 ETF Trust	3.6%
iShares Core S&P 500 ETF	1.4%
U.S. Treasury Bonds, 4.000%, 11/15/42	0.9%
Vanguard S&P 500 ETF	0.6%
U.S. Treasury Notes, 3.875%, 12/31/27	0.6%
M&T Bank Corp., 4.553%, 08/16/28 (1 day USD SOFR Index + 1.780%)	0.5%
KeyBank NA, 4.390%, 12/14/27	0.5%
Intercontinental Exchange, Inc., 4.350%, 06/15/29	0.5%
Entergy Texas, Inc., 3.450%, 12/01/27	0.5%
Total	61.6%

Sector Diversification (% of net assets)

Investment Companies	64.1%
Financial	10.5%
Consumer, Non-cyclical	6.3%
Utilities	3.5%
Industrials	2.5%
Communications	2.5%
Information Technology	2.1%
Consumer Cyclical	1.8%
Energy	1.7%
Other	2.6%
Other Assets and Liabilities, Net	2.4%
Total	100.0%

SFT Balanced Stabilization Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Balanced Stabilization Fund

Class 2

Semi-Annual Shareholder Report

SFT Core Bond Fund

Class 1

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Core Bond Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 1)	$27	0.53%

Key Fund Statistics

  Total Net Assets$424,288,201
  # of Portfolio Holdings651
  Portfolio Turnover Rate190%
  Total Advisory Fees Paid$838,858

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Notes, 3.875%, 06/30/30	10.3%
U.S. Treasury Notes, 3.875%, 06/15/28	5.3%
U.S. Treasury Bonds, 4.750%, 05/15/55	4.0%
U.S. Treasury Bonds, 5.000%, 05/15/45	3.2%
U.S. Treasury Notes, 4.000%, 06/30/32	3.1%
Uniform Mortgage-Backed Security, TBA, 3.500%, 07/15/54	1.9%
Federal National Mortgage Association, 2.000%, 11/01/51	1.7%
Uniform Mortgage-Backed Security, TBA, 5.000%, 07/15/54	1.3%
Government National Mortgage Association, TBA, 5.000%, 07/15/54	1.2%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 01/15/35	1.2%
Total	33.2%

Sector Diversification (% of net assets)

U.S. Treasury	29.1%
Corporate Obligations	17.3%
Other Mortgage-Backed Securities	11.2%
Federal National Mortgage Association	11.0%
Federal Home Loan Mortgage Corporation	9.6%
Investment Companies	8.8%
Asset-Backed Securities	8.7%
Uniform Mortgage-Backed Security	8.6%
Government National Mortgage Association	6.3%
Other	2.4%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%

SFT Core Bond Fund

Class 1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Core Bond Fund

Class 1

Semi-Annual Shareholder Report

SFT Core Bond Fund

Class 2

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Core Bond Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 2)	$39	0.78%

Key Fund Statistics

  Total Net Assets$424,288,201
  # of Portfolio Holdings651
  Portfolio Turnover Rate190%
  Total Advisory Fees Paid$838,858

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Notes, 3.875%, 06/30/30	10.3%
U.S. Treasury Notes, 3.875%, 06/15/28	5.3%
U.S. Treasury Bonds, 4.750%, 05/15/55	4.0%
U.S. Treasury Bonds, 5.000%, 05/15/45	3.2%
U.S. Treasury Notes, 4.000%, 06/30/32	3.1%
Uniform Mortgage-Backed Security, TBA, 3.500%, 07/15/54	1.9%
Federal National Mortgage Association, 2.000%, 11/01/51	1.7%
Uniform Mortgage-Backed Security, TBA, 5.000%, 07/15/54	1.3%
Government National Mortgage Association, TBA, 5.000%, 07/15/54	1.2%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 01/15/35	1.2%
Total	33.2%

Sector Diversification (% of net assets)

U.S. Treasury	29.1%
Corporate Obligations	17.3%
Other Mortgage-Backed Securities	11.2%
Federal National Mortgage Association	11.0%
Federal Home Loan Mortgage Corporation	9.6%
Investment Companies	8.8%
Asset-Backed Securities	8.7%
Uniform Mortgage-Backed Security	8.6%
Government National Mortgage Association	6.3%
Other	2.4%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%

SFT Core Bond Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Core Bond Fund

Class 2

Semi-Annual Shareholder Report

SFT Equity Stabilization Fund

Class 2

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Equity Stabilization Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Equity Stabilization Fund (Class 2)	$46	0.91%

Key Fund Statistics

  Total Net Assets$270,616,139
  # of Portfolio Holdings8
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$758,419

What did the Fund invest in?

Top Largest Holdings (% of Net Assets)

iShares MSCI USA Min Vol Factor ETF	30.6%
iShares MSCI EAFE Min Vol Factor ETF	24.4%
iShares Core High Dividend ETF	16.4%
iShares Short Duration Bond Active ETF	6.0%
iShares MSCI Emerging Markets Min Vol Factor ETF	5.6%
iShares MSCI Germany ETF	4.6%
Total	87.6%

Sector Diversification (% of net assets)

Investment Companies	97.0%
Purchased Options	0.1%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

SFT Equity Stabilization Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Equity Stabilization Fund

Class 2

Semi-Annual Shareholder Report

SFT Government Money Market Fund

Class 2

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Government Money Market Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Government Money Market Fund (Class 2)	$33	0.65%

Key Fund Statistics

  Total Net Assets$225,759,226
  # of Portfolio Holdings13
  Total Advisory Fees Paid$280,948

What did the Fund invest in?

Top Largest Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp. Discount Notes, 4.229%, due 07/28/25	13.2%
Federal Home Loan Bank Discount Notes, 3.933%, due 07/10/25	12.8%
U.S. Treasury Bills, 0.000%, due 07/01/25	11.1%
Federal Home Loan Bank Discount Notes, 4.274%, due 08/07/25	11.0%
Federal Home Loan Bank Discount Notes, 3.737%, due 07/07/25	8.9%
Federal Home Loan Bank Discount Notes, 4.104%, due 07/16/25	8.8%
U.S. Treasury Bills, 4.270%, due 07/24/25	6.6%
Federal Farm Credit Discount Notes, 4.294%, due 08/14/25	6.6%
Federal Home Loan Bank Discount Notes, 4.236%, due 07/30/25	4.4%
Federal Home Loan Bank Discount Notes, 4.309%, due 08/27/25	3.8%
Total	87.2%

Sector Diversification (% of net assets)

U.S. Government Obligations	92.2%
Short-Term Securities	8.0%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

SFT Government Money Market Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Government Money Market Fund

Class 2

Semi-Annual Shareholder Report

SFT Index 400 Mid-Cap Fund

Class 1

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 400 Mid-Cap Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 1)	$15	0.31%

Key Fund Statistics

  Total Net Assets$227,547,186
  # of Portfolio Holdings404
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$164,800

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Casey's General Stores, Inc.	0.6%
Flex Ltd.	0.6%
Curtiss-Wright Corp.	0.6%
Comfort Systems USA, Inc.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%
Total	6.6%

Sector Diversification (% of net assets)

Industrials	22.2%
Financial	17.8%
Consumer Discretionary	12.9%
Information Technology	11.3%
Health Care	8.3%
Real Estate	6.7%
Materials	5.3%
Consumer Staples	5.2%
Energy	3.6%
Other	6.7%
Other Assets and Liabilities, Net	-%
Total	100.0%

SFT Index 400 Mid-Cap Fund

Class 1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 400 Mid-Cap Fund

Class 1

Semi-Annual Shareholder Report

SFT Index 400 Mid-Cap Fund

Class 2

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 400 Mid-Cap Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 2)	$28	0.56%

Key Fund Statistics

  Total Net Assets$227,547,186
  # of Portfolio Holdings404
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$164,800

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Casey's General Stores, Inc.	0.6%
Flex Ltd.	0.6%
Curtiss-Wright Corp.	0.6%
Comfort Systems USA, Inc.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%
Total	6.6%

Sector Diversification (% of net assets)

Industrials	22.2%
Financial	17.8%
Consumer Discretionary	12.9%
Information Technology	11.3%
Health Care	8.3%
Real Estate	6.7%
Materials	5.3%
Consumer Staples	5.2%
Energy	3.6%
Other	6.7%
Other Assets and Liabilities, Net	-%
Total	100.0%

SFT Index 400 Mid-Cap Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 400 Mid-Cap Fund

Class 2

Semi-Annual Shareholder Report

SFT Index 500 Fund

Class 1

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 500 Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 1)	$9	0.18%

Key Fund Statistics

  Total Net Assets$1,507,411,432
  # of Portfolio Holdings505
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$959,981

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
Total	35.3%

Sector Diversification (% of net assets)

Information Technology	32.0%
Financial	13.6%
Consumer Discretionary	10.0%
Communication Services	9.5%
Health Care	9.0%
Industrials	8.3%
Consumer Staples	5.3%
Investment Companies	3.3%
Energy	2.9%
Other	6.1%
Other Assets and Liabilities, Net	-%
Total	100.0%

SFT Index 500 Fund

Class 1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 500 Fund

Class 1

Semi-Annual Shareholder Report

SFT Index 500 Fund

Class 2

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 500 Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 2)	$22	0.43%

Key Fund Statistics

  Total Net Assets$1,507,411,432
  # of Portfolio Holdings505
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$959,981

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
Total	35.3%

Sector Diversification (% of net assets)

Information Technology	32.0%
Financial	13.6%
Consumer Discretionary	10.0%
Communication Services	9.5%
Health Care	9.0%
Industrials	8.3%
Consumer Staples	5.3%
Investment Companies	3.3%
Energy	2.9%
Other	6.1%
Other Assets and Liabilities, Net	-%
Total	100.0%

SFT Index 500 Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 500 Fund

Class 2

Semi-Annual Shareholder Report

SFT Macquarie Growth Fund (formerly, the SFT Delaware Ivy℠ Growth Fund)

Class 2

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Macquarie Growth Fund (formerly, the SFT Delaware Ivy℠ Growth Fund) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Macquarie Growth Fund (Class 2)	$48	0.96%

Key Fund Statistics

  Total Net Assets$642,502,682
  # of Portfolio Holdings36
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,965,621

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	15.5%
NVIDIA Corp.	12.5%
Apple, Inc.	6.7%
Amazon.com, Inc.	6.6%
Visa, Inc., Class A	4.8%
Intercontinental Exchange, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Intuit, Inc.	2.9%
Mastercard, Inc., Class A	2.7%
Waste Connections, Inc.	2.5%
Total	61.2%

Sector Diversification (% of net assets)

Information Technology	47.6%
Financial	15.0%
Health Care	9.9%
Consumer Discretionary	9.7%
Industrials	7.8%
Real Estate	3.8%
Communication Services	3.5%
Consumer Staples	2.0%
Investment Companies	0.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

SFT Macquarie Growth Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Macquarie Growth Fund

Class 2

Semi-Annual Shareholder Report

SFT Macquarie Small Cap Growth Fund (formerly, the SFT Delaware Ivy℠ Small Cap Growth Fund)

Class 2

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Macquarie Small Cap Growth Fund (formerly, the SFT Delaware Ivy℠ Small Cap Growth Fund) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Macquarie Small Cap Growth Fund (Class 2)	$67	1.32%

Key Fund Statistics

  Total Net Assets$158,973,073
  # of Portfolio Holdings87
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$637,989

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

OSI Systems, Inc.	2.8%
Universal Technical Institute, Inc.	2.5%
iShares Russell 2000 Growth ETF	2.3%
IMAX Corp.	2.1%
American Superconductor Corp.	2.1%
Encompass Health Corp.	2.0%
Construction Partners, Inc., Class A	2.0%
Tarsus Pharmaceuticals, Inc.	2.0%
Lumentum Holdings, Inc.	1.9%
Ollie's Bargain Outlet Holdings, Inc.	1.9%
Total	21.6%

Sector Diversification (% of net assets)

Industrials	23.7%
Information Technology	22.8%
Health Care	22.3%
Consumer Discretionary	11.9%
Financial	7.8%
Investment Companies	4.4%
Consumer Staples	3.4%
Communication Services	2.1%
Energy	1.0%
Other	0.9%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

SFT Macquarie Small Cap Growth Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Macquarie Small Cap Growth Fund

Class 2

Semi-Annual Shareholder Report

SFT Real Estate Securities Fund

Class 1

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Real Estate Securities Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 1)	$49	0.98%

Key Fund Statistics

  Total Net Assets$116,772,787
  # of Portfolio Holdings38
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$403,729

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	10.6%
Digital Realty Trust, Inc.	7.1%
Prologis, Inc.	6.0%
American Tower Corp.	5.7%
SBA Communications Corp.	5.6%
Crown Castle, Inc.	5.5%
Sun Communities, Inc.	4.2%
Equinix, Inc.	4.0%
Invitation Homes, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Total	56.6%

Sector Diversification (% of net assets)

Real Estate	96.6%
Consumer Discretionary	2.2%
Investment Companies	0.9%
Health Care	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

SFT Real Estate Securities Fund

Class 1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Real Estate Securities Fund

Class 1

Semi-Annual Shareholder Report

SFT Real Estate Securities Fund

Class 2

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Real Estate Securities Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 2)	$62	1.23%

Key Fund Statistics

  Total Net Assets$116,772,787
  # of Portfolio Holdings38
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$403,729

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	10.6%
Digital Realty Trust, Inc.	7.1%
Prologis, Inc.	6.0%
American Tower Corp.	5.7%
SBA Communications Corp.	5.6%
Crown Castle, Inc.	5.5%
Sun Communities, Inc.	4.2%
Equinix, Inc.	4.0%
Invitation Homes, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Total	56.6%

Sector Diversification (% of net assets)

Real Estate	96.6%
Consumer Discretionary	2.2%
Investment Companies	0.9%
Health Care	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

SFT Real Estate Securities Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Real Estate Securities Fund

Class 2

Semi-Annual Shareholder Report

SFT T. Rowe Price Value Fund

Class 2

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT T. Rowe Price Value Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT T. Rowe Price Value Fund (Class 2)	$51	0.99%

Key Fund Statistics

  Total Net Assets$197,938,156
  # of Portfolio Holdings102
  Portfolio Turnover Rate32%
  Total Advisory Fees Paid$554,771

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.3%
Keysight Technologies, Inc.	2.1%
Deere & Co.	1.9%
Charles Schwab Corp.	1.9%
Amazon.com, Inc.	1.9%
Allstate Corp.	1.8%
Westinghouse Air Brake Technologies Corp.	1.8%
Texas Instruments, Inc.	1.7%
AMETEK, Inc.	1.7%
Total	22.0%

Sector Diversification (% of net assets)

Financial	24.0%
Industrials	16.1%
Health Care	12.2%
Energy	8.0%
Information Technology	7.7%
Consumer Discretionary	7.2%
Consumer Staples	6.8%
Materials	6.1%
Communication Services	4.7%
Other	7.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

SFT T. Rowe Price Value Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT T. Rowe Price Value Fund

Class 2

Semi-Annual Shareholder Report

SFT Wellington Core Equity Fund

Class 1

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Wellington Core Equity Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 1)	$40	0.79%

Key Fund Statistics

  Total Net Assets$131,773,996
  # of Portfolio Holdings66
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$346,818

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.9%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.1%
Alphabet, Inc., Class A	4.2%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
JPMorgan Chase & Co.	2.5%
Mastercard, Inc., Class A	2.5%
Eli Lilly & Co.	2.1%
Total	44.8%

Sector Diversification (% of net assets)

Information Technology	30.9%
Financial	13.5%
Communication Services	10.3%
Consumer Discretionary	9.9%
Industrials	9.6%
Health Care	8.0%
Consumer Staples	6.8%
Materials	2.9%
Energy	2.7%
Other	5.2%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

SFT Wellington Core Equity Fund

Class 1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Wellington Core Equity Fund

Class 1

Semi-Annual Shareholder Report

SFT Wellington Core Equity Fund

Class 2

June 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Wellington Core Equity Fund for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 2)	$52	1.03%

Key Fund Statistics

  Total Net Assets$131,773,996
  # of Portfolio Holdings66
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$346,818

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.9%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.1%
Alphabet, Inc., Class A	4.2%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
JPMorgan Chase & Co.	2.5%
Mastercard, Inc., Class A	2.5%
Eli Lilly & Co.	2.1%
Total	44.8%

Sector Diversification (% of net assets)

Information Technology	30.9%
Financial	13.5%
Communication Services	10.3%
Consumer Discretionary	9.9%
Industrials	9.6%
Health Care	8.0%
Consumer Staples	6.8%
Materials	2.9%
Energy	2.7%
Other	5.2%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

SFT Wellington Core Equity Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Wellington Core Equity Fund

Class 2

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics is filed under Item 19(a)(1) of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees (the “Board”) of the registrant has determined that Julie K. Getchell is an “audit committee financial expert”, as defined in Item 3 of Form N-CSR. Ms. Getchell is “independent” for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and of the Board in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or of the Board.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. The information required by Item 4 is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments is included within the report transmitted to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The registrant’s most recent unaudited semi-annual financial statements are included within the report transmitted to shareholders pursuant to Rule 30e-1 filed under Item 1 of this Form N-CSR.

SECURIAN FUNDS TRUST

Offered in Minnesota Life
Insurance Company and
Securian Life Insurance
Company variable products

Shareholder report

June 30, 2025

SFT Balanced Stabilization Fund

SFT Core Bond Fund

SFT Equity Stabilization Fund

SFT Government Money Market Fund

SFT Index 400 Mid-Cap Fund

SFT Index 500 Fund

SFT Macquarie Growth Fund (formerly SFT Delaware IvySM Growth Fund)

SFT Macquarie Small Cap Growth Fund (formerly SFT Delaware IvySM Small Cap Growth Fund)

SFT Real Estate Securities Fund

SFT T. Rowe Price Value Fund

SFT Wellington Core Equity Fund

SFT Balanced Stabilization Fund
Investments in Securities

June 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (33.5%)
Government Obligations (1.7%)
U.S. Government Agencies and Obligations (1.7%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$41,525	$37,568
3.500%, 10/01/44	42,199	39,359
3.500%, 11/01/44	41,434	38,624
3.500%, 12/01/44	45,399	42,300
		157,851
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	63,538	57,412
3.000%, 05/01/43	20,589	18,613
3.000%, 06/01/43	95,828	86,497
3.500%, 08/01/42	42,115	39,537
3.500%, 02/01/43	51,267	48,193
		250,252
U.S. Treasury (1.6%)
U.S. Treasury Bonds
4.000%, 11/15/42	5,530,000	5,050,877
4.000%, 11/15/52	1,200,000	1,051,125
U.S. Treasury Notes, 3.875%, 12/31/27	3,350,000	3,364,002
		9,466,004
Total government obligations (cost: $10,452,518)		9,874,107
Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BN18, Class A4, 3.584%, 05/15/62	1,500,000	1,422,615
Total other mortgage-backed securities (cost: $1,541,895)		1,422,615
Corporate Obligations (31.6%)
Basic Materials (0.7%)
Chemicals (0.2%)
Mosaic Co., 5.450%, 11/15/33	200,000	204,625
Yara International ASA, 3.148%, 06/04/30 (b)	1,000,000	925,609
		1,130,234
Mining (0.5%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b)	2,000,000	1,808,003
FMG Resources August 2006 Pty. Ltd., 6.125%, 04/15/32 (b)	1,000,000	1,016,949
		2,824,952
Communications (2.5%)
Media (0.8%)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750%, 02/15/28	1,500,000	1,471,304
6.834%, 10/23/55	1,000,000	1,024,834
	Principal	Value(a)
Comcast Corp.
2.887%, 11/01/51	$1,319,000	$803,476
2.937%, 11/01/56	327,000	192,116
4.200%, 08/15/34 (c)	500,000	472,608
Walt Disney Co., 4.950%, 10/15/45	1,000,000	920,383
		4,884,721
Software (0.6%)
Amazon.com, Inc.
3.875%, 08/22/37	1,000,000	905,239
4.050%, 08/22/47	1,000,000	826,087
Netflix, Inc., 4.875%, 04/15/28	2,000,000	2,039,864
		3,771,190
Telecommunication (1.1%)
AT&T, Inc.
2.550%, 12/01/33	943,000	789,539
3.550%, 09/15/55	1,405,000	949,900
3.800%, 12/01/57	75,000	52,569
4.500%, 05/15/35	1,000,000	953,180
T-Mobile USA, Inc., 2.700%, 03/15/32	1,000,000	881,520
Verizon Communications, Inc.
2.650%, 11/20/40	1,000,000	704,712
2.987%, 10/30/56	1,194,000	720,000
3.000%, 11/20/60	2,000,000	1,180,361
		6,231,781
Consumer Cyclical (1.8%)
Auto Manufacturers (0.3%)
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	2,012,177
Automobile Components (0.2%)
Aptiv Swiss Holdings Ltd., 5.150%, 09/13/34	1,000,000	965,461
Passenger Airlines (0.7%)
Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 06/15/29 (b)	626,856	602,392
American Airlines Pass-Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	573,618	551,886
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/28 (b)	2,000,000	2,004,393
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.300%, 02/15/27	119,614	119,469
Series 2018-1, Class AA, 3.500%, 09/01/31	827,232	779,225
		4,057,365
Retail (0.6%)
Lowe's Cos., Inc.
3.700%, 04/15/46	2,000,000	1,488,052
5.625%, 04/15/53	2,250,000	2,166,679
		3,654,731

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Consumer Discretionary (0.0%)
Entertainment (0.0%)
Warnermedia Holdings, Inc., 5.141%, 03/15/52	$196,000	$121,030
Consumer, Non-cyclical (6.3%)
Agricultural Operations (0.4%)
Cargill, Inc. 3.125%, 05/25/51 (b)	1,000,000	657,360
4.375%, 04/22/52 (b)	2,150,000	1,757,137
		2,414,497
Beverages (0.3%)
Constellation Brands, Inc., 5.250%, 11/15/48	2,050,000	1,885,837
Biotechnology (1.0%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,976,633
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,842,946
Gilead Sciences, Inc., 4.600%, 09/01/35	2,000,000	1,943,264
		5,762,843
Commercial Services (0.7%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (b)	2,000,000	2,026,359
Global Payments, Inc. 4.800%, 04/01/26	750,000	749,522
5.300%, 08/15/29	1,500,000	1,527,331
		4,303,212
Food Products (0.6%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	639,362
Kroger Co., 5.150%, 08/01/43	1,100,000	1,017,909
Mars, Inc., 3.950%, 04/01/49 (b)	1,000,000	785,186
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	910,301
		3,352,758
Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
3.875%, 09/15/25	750,000	748,835
4.750%, 11/30/36	1,000,000	995,601
		1,744,436
Health Care Providers & Services (1.0%)
Centene Corp., 2.625%, 08/01/31	2,000,000	1,712,512
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	818,426
HCA, Inc., 6.000%, 04/01/54	1,500,000	1,469,750
Novant Health, Inc., 2.637%, 11/01/36	1,000,000	783,754
UnitedHealth Group, Inc., 3.750%, 07/15/25 (c)	1,000,000	999,666
		5,784,108
	Principal	Value(a)
Household Products (0.1%)
Kimberly-Clark Corp., 3.900%, 05/04/47	$1,000,000	$786,909
Personal Care (0.1%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	777,089
Pharmaceuticals (1.8%)
AbbVie, Inc.
4.400%, 11/06/42	1,000,000	880,033
4.450%, 05/14/46	1,000,000	862,022
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,940,830
Bristol-Myers Squibb Co.
3.875%, 08/15/25	229,000	228,777
5.200%, 02/22/34	1,000,000	1,024,339
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	998,287
CVS Pass-Through Trust, 6.943%, 01/10/30	86,805	89,596
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,038,264
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28	2,000,000	2,037,353
Viatris, Inc., 4.000%, 06/22/50	2,000,000	1,333,549
		10,433,050
Energy (1.7%)
Oil & Gas (0.8%)
APA Corp., 6.100%, 02/15/35 (b)	1,000,000	981,004
Baker Hughes Holdings LLC/ Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	979,960
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,000,283
Coterra Energy, Inc., 3.900%, 05/15/27	1,000,000	987,335
Phillips 66, 4.650%, 11/15/34	1,000,000	954,522
		4,903,104
Pipelines (0.9%)
Energy Transfer LP, 4.900%, 03/15/35	1,000,000	956,795
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	262,860
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	748,286
MPLX LP, 4.950%, 09/01/32	2,000,000	1,980,580
Whistler Pipeline LLC, 5.950%, 09/30/34 (b)	1,000,000	1,012,850
Williams Cos., Inc., 3.750%, 06/15/27	500,000	494,111
		5,455,482

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Financial (10.5%)
Banks (6.8%)
Bank of America Corp.
Series L, 4.183%, 11/25/27	$1,000,000	$996,010
4.244%, 04/24/38 (3-Month USD TERM SOFR + 2.076%) (d)	1,000,000	910,438
4.948%, 07/22/28 (SOFRRATE + 2.040%) (d)	1,500,000	1,517,128
Bank of New York Mellon Corp.
3.442%, 02/07/28 (3-Month USD TERM SOFR + 1.331%) (d)	1,000,000	988,736
Series J, 4.967%, 04/26/34 (SOFRRATE + 1.606%) (d)	1,500,000	1,504,704
5.834%, 10/25/33 (SOFRRATE + 2.074%) (d)	1,000,000	1,060,632
Capital One NA, Series BKNT, 4.250%, 03/13/26	500,000	498,962
Citigroup, Inc. 3.980%, 03/20/30 (3-Month USD TERM SOFR + 1.600%) (d)	1,000,000	980,021
4.650%, 07/23/48	1,250,000	1,081,832
4.750%, 05/18/46	1,200,000	1,030,623
Comerica Bank, 5.332%, 08/25/33 (SOFRRATE + 2.610%) (d)	2,000,000	1,937,452
Fifth Third Bancorp, 6.361%, 10/27/28 (SOFRRATE + 2.192%) (d)	1,000,000	1,042,705
Fifth Third Bank NA, 3.950%, 07/28/25	1,000,000	999,482
First Republic Bank 4.375%, 08/01/46 (e)	575,000	719
4.625%, 02/13/47 (e)	1,379,000	1,724
Goldman Sachs Group, Inc.
3.850%, 01/26/27	1,000,000	993,259
4.482%, 08/23/28 (SOFRRATE + 1.725%) (d)	2,000,000	2,002,233
5.150%, 05/22/45 (f)	1,000,000	899,784
JPMorgan Chase & Co. 3.328%, 04/22/52 (SOFRRATE + 1.580%) (d)	2,000,000	1,402,262
3.897%, 01/23/49 (3-Month USD TERM SOFR + 1.482%) (d)	1,000,000	790,350
KeyBank NA, 4.390%, 12/14/27	3,000,000	3,003,295
M&T Bank Corp., 4.553%, 08/16/28 (SOFRRATE + 1.780%) (d)	3,000,000	3,006,893
Morgan Stanley 2.802%, 01/25/52 (SOFRRATE + 1.430%) (d)	2,000,000	1,237,487
6.342%, 10/18/33 (SOFRRATE + 2.560%) (d)	1,000,000	1,085,945
PNC Bank NA, 4.050%, 07/26/28	1,000,000	992,066
State Street Corp., 6.123%, 11/21/34 (SOFRRATE + 1.958%) (d)	1,500,000	1,602,757
	Principal	Value(a)
Synchrony Bank, 5.400%, 08/22/25	$1,000,000	$999,499
Truist Financial Corp.
5.867%, 06/08/34 (SOFRRATE + 2.361%) (d)	1,000,000	1,044,567
6.123%, 10/28/33 (SOFRRATE + 2.300%) (d)	2,000,000	2,125,541
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (d)	1,000,000	1,052,131
Wells Fargo & Co.
3.068%, 04/30/41 (SOFRRATE + 2.530%) (d)	1,600,000	1,209,076
4.750%, 12/07/46	2,300,000	1,972,136
		39,970,449
Financial Services (1.5%)
American Express Co.
3.300%, 05/03/27	1,000,000	984,473
4.050%, 12/03/42	2,000,000	1,694,449
Capital One Financial Corp.
4.100%, 02/09/27	1,000,000	995,248
5.468%, 02/01/29 (SOFRRATE + 2.080%) (d)	1,500,000	1,535,522
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	986,511
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	3,002,175
		9,198,378
Insurance (1.6%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	809,860
Arch Capital Finance LLC, 4.011%, 12/15/26	1,000,000	994,712
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	845,320
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (b)	3,000,000	2,572,398
Old Republic International Corp., 5.750%, 03/28/34	1,500,000	1,543,058
Principal Life Global Funding II, 1.500%, 08/27/30 (b)	3,000,000	2,580,670
		9,346,018
Real Estate Investment Trust — Health Care (0.2%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	498,931
DOC Dr. LLC, 4.300%, 03/15/27	1,000,000	997,213
		1,496,144
Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	987,080
Crown Castle, Inc., 4.750%, 05/15/47	1,000,000	853,823
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (b)	500,000	455,223
		2,296,126

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Industrials (2.5%)
Aerospace & Defense (0.4%)
RTX Corp.
4.050%, 05/04/47	$1,000,000	$798,397
4.125%, 11/16/28	1,500,000	1,493,790
		2,292,187
Aerospace & Defense (0.1%)
Lockheed Martin Corp., 1.850%, 06/15/30	1,000,000	889,400
Building Products (0.1%)
CRH America Finance, Inc., 4.400%, 05/09/47 (b)	1,000,000	826,077
Electrical Equipment (0.5%)
Flex Ltd., 4.875%, 06/15/29	1,000,000	1,006,296
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,911,496
		2,917,792
Miscellaneous Manufacturing (0.2%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	985,690
Packaging & Containers (0.4%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	999,861
Sealed Air Corp., 6.875%, 07/15/33 (b)	1,000,000	1,077,750
		2,077,611
Transportation (0.6%)
Canadian Pacific Railway Co., 4.300%, 05/15/43	250,000	214,353
FedEx Corp., 4.400%, 01/15/47 (b)	1,000,000	786,697
Union Pacific Corp., 5.375%, 06/01/33	2,500,000	2,571,714
		3,572,764
Trucking & Leasing (0.2%)
GATX Corp., 4.550%, 11/07/28	1,000,000	1,001,156
Information Technology (2.1%)
Computers (0.9%)
Apple, Inc., 4.375%, 05/13/45 (c)	1,000,000	884,438
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,139,717
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,970,438
		4,994,593
Semiconductor Equipment (0.8%)
Broadcom, Inc., 3.419%, 04/15/33 (b)	2,000,000	1,813,571
Micron Technology, Inc., 2.703%, 04/15/32	2,000,000	1,739,912
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	989,424
		4,542,907
	Shares/ Principal	Value(a)
Software (0.4%)
Oracle Corp., 3.800%, 11/15/37	$1,000,000	$856,361
VMware LLC, 1.400%, 08/15/26	1,800,000	1,740,856
		2,597,217
Utilities (3.5%)
Electric Utilities (3.0%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,336,664
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	752,956
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	819,793
CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	3,150,000	2,817,676
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	977,914
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	1,029,110
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	733,491
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,921,900
Northern States Power Co., 3.750%, 12/01/47	1,000,000	720,380
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	621,028
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	795,580
Union Electric Co., 5.250%, 01/15/54	1,500,000	1,386,685
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,835,970
		17,749,147
Gas Utilities (0.4%)
Atmos Energy Corp., 4.125%, 03/15/49	750,000	596,247
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	999,122
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	752,287
		2,347,656
Water Utilities (0.1%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	760,813
Total corporate obligations (cost: $194,767,704)		187,119,092
Total long-term debt securities (cost: $206,762,117)		198,415,814
Mutual Funds (58.1%)
Investment Companies (58.1%)
iShares Core S&P 500 ETF (c) (g)	12,940	8,034,446
SFT Index 500 Fund Class 1 (g) (h) (i)	11,295,068	310,823,375
SPDR S&P 500 ETF Trust (c) (g)	34,500	21,315,825
Vanguard S&P 500 ETF (g)	6,700	3,805,801
Total mutual funds (cost: $103,555,136)		343,979,447

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (5.9%)
Investment Companies (5.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.270%	34,659,380	$34,659,380
Total short-term securities (cost: $34,659,380)		34,659,380
Total investments excluding purchased options (97.5%) (cost: $344,976,633)		577,054,641
Total purchased options outstanding (0.1%) (cost: $466,064)		367,000
Total investments in securities (cost: $345,442,697) (j)		577,421,641
Cash and other assets in excess of liabilities (2.4%)		14,104,568
Total net assets (100.0%)		$591,526,209

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

(d)  Variable rate security.

(e)  In default.

(f)  This security has been determined to be illiquid pursuant to the procedures of the Funds' Liquidity Risk Management Program.

(g)  Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

(h)  Affiliated Security.

(i)  Non-income producing security.

(j)  At June 30, 2025, the cost of investments for federal income tax purposes was $346,170,587. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$242,520,970
Gross unrealized depreciation	(10,468,571)
Net unrealized appreciation	$232,052,399

Holdings of Open Futures Contracts

On June 30, 2025, securities with an aggregate fair value of $31,620,693 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	September 2025	75	Long	$8,059,752	$8,175,000	$115,248
10 Year U.S. Ultra	September 2025	110	Long	12,207,706	12,569,219	361,513
S&P 500 E-Mini Index Future	September 2025	132	Long	40,898,166	41,274,750	376,584
					$62,018,969	$853,345

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

Put Options Purchased:

The Fund had the following put options purchased open at June 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,960	July 2025	100	$10,000	$367,000

Put Options Written:

The Fund had the following put options written open at June 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,340	July 2025	100	$10,000	$(52,000)

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities

June 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (104.2%)
Government Obligations (64.7%)
Other Government Obligations (0.1%)
Provincial or Local Government Obligation (0.1%)
Texas A&M University, Series D, 4.000%, 05/15/31	$325,000	$320,724
U.S. Government Agencies and Obligations (64.6%)
Export-Import Bank of the United States (0.0%)
Export-Import Bank of the U.S., 2.578%, 12/10/25	5,238	5,206
Federal Home Loan Mortgage Corporation (9.6%)
2.000%, 07/01/41	1,403,624	1,197,266
2.000%, 11/01/51	4,517,749	3,586,829
2.000%, 03/01/52	2,535,120	2,011,801
2.500%, 01/01/52	1,640,618	1,367,459
2.500%, 03/01/52	6,897,353	5,739,849
3.000%, 08/01/42	231,060	209,455
3.000%, 12/01/42	80,768	73,132
3.000%, 01/01/43	114,024	103,031
3.000%, 02/01/43	261,774	236,918
3.000%, 04/01/43	409,641	369,891
3.000%, 02/01/52	2,906,175	2,536,442
3.500%, 05/01/32	52,827	51,749
3.500%, 03/01/42	284,438	267,322
3.500%, 08/01/42	238,651	224,291
3.500%, 11/01/52	4,695,280	4,236,152
4.000%, 09/01/40	236,118	228,242
4.000%, 11/01/40	417,076	401,696
4.000%, 02/01/41	103,479	100,017
4.000%, 03/01/41	104,613	101,081
4.000%, 08/01/52	5,848,005	5,447,253
4.000%, 09/01/52	3,085,159	2,874,271
4.000%, 11/01/52	3,205,921	2,994,536
4.000%, 02/01/53	520,637	484,296
4.500%, 09/01/40	31,055	30,978
4.500%, 01/01/41	154,135	153,374
4.500%, 02/01/41	94,037	93,485
4.500%, 03/01/41	205,572	203,900
4.500%, 04/01/41	197,161	195,457
4.500%, 09/01/52	593,193	568,361
4.500%, 11/01/52	3,868,195	3,706,543
5.000%, 05/01/29	4,946	4,966
5.000%, 04/01/35	33,218	33,727
5.000%, 08/01/35	16,199	16,427
5.000%, 11/01/35	34,132	34,683
5.000%, 11/01/39	180,071	182,317
5.000%, 04/01/40	57,438	58,154
5.000%, 08/01/40	39,051	39,538
5.500%, 05/01/34	216,755	220,201
5.500%, 10/01/34	57,296	58,867
5.500%, 07/01/35	90,218	92,899
5.500%, 10/01/35	91,850	94,608
5.500%, 12/01/38	48,054	49,128
6.000%, 11/01/33	102,054	104,789
6.500%, 09/01/32	10,759	11,109
6.500%, 11/01/32	9,351	9,681
6.500%, 06/01/36	59,390	62,806
7.000%, 12/01/37	20,563	21,671
		40,890,648
	Principal	Value(a)
Federal National Mortgage Association (11.0%)
2.000%, 04/01/51	$2,545,532	$2,018,915
2.000%, 11/01/51	11,460,801	9,096,226
2.000%, 02/01/52	1,017,124	805,424
2.000%, 03/01/52	2,931,492	2,323,263
2.500%, 12/01/51	2,198,773	1,845,881
2.500%, 02/01/52	504,646	418,940
2.500%, 03/01/52	2,332,074	1,939,771
2.500%, 04/01/52	3,941,599	3,289,653
3.000%, 09/01/42	55,406	50,167
3.000%, 01/01/46	47,860	42,600
3.000%, 01/01/52	2,111,348	1,830,113
3.000%, 04/01/52	5,124,752	4,436,400
3.000%, 05/01/52	2,184,630	1,892,714
3.000%, 06/01/52	394,723	345,071
3.500%, 12/01/32	47,972	46,980
3.500%, 11/01/40	199,459	187,665
3.500%, 01/01/41	215,147	202,448
3.500%, 02/01/41	252,418	237,557
3.500%, 04/01/41	119,309	112,217
3.500%, 11/01/41	765,302	719,410
3.500%, 12/01/41	152,638	143,454
3.500%, 05/01/42	77,681	73,039
3.500%, 01/01/43	164,281	153,793
3.500%, 02/01/43	205,068	192,772
3.500%, 05/01/43	661,407	615,116
4.000%, 12/01/40	27,529	26,472
4.000%, 04/01/41	431,472	416,728
4.000%, 09/01/41	110,270	106,524
4.000%, 11/01/41	71,126	68,628
4.000%, 06/01/42	211,780	204,321
4.000%, 09/01/43	134,543	128,110
4.500%, 05/01/35	58,424	58,136
4.500%, 07/01/35	142,141	141,234
4.500%, 09/01/37	51,832	51,549
4.500%, 06/01/39	67,650	66,921
4.500%, 04/01/41	503,664	501,411
4.500%, 07/01/41	376,148	373,182
4.500%, 07/01/47	146,175	142,099
4.500%, 08/01/52	5,099,234	4,885,592
4.500%, 04/01/53	860,216	824,403
5.000%, 11/01/33	62,756	63,489
5.000%, 03/01/34	47,924	48,853
5.000%, 05/01/34	10,772	10,897
5.000%, 12/01/34	59,014	59,405
5.000%, 07/01/35	54,606	55,314
5.000%, 08/01/35	24,008	24,335
5.000%, 03/01/38	22,440	22,783
5.000%, 04/01/38	47,839	48,172
5.000%, 06/01/39	42,586	43,117
5.000%, 12/01/39	139,989	141,763
5.000%, 06/01/40	18,536	18,767
5.000%, 04/01/41	174,991	177,174
5.000%, 11/01/53	1,956,251	1,921,465
5.500%, 04/01/33	225,263	228,372
5.500%, 05/01/33	2,507	2,556
5.500%, 12/01/33	22,353	22,824
5.500%, 01/01/34	42,699	43,640
5.500%, 02/01/34	40,056	41,054
5.500%, 03/01/34	52,371	52,684
5.500%, 04/01/34	39,119	39,629
5.500%, 05/01/34	1,177	1,192

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
5.500%, 09/01/34	$53,586	$55,075
5.500%, 10/01/34	18,022	18,526
5.500%, 01/01/35	29,501	30,332
5.500%, 02/01/35	69,379	71,205
5.500%, 04/01/35	65,212	66,952
5.500%, 06/01/35	3,093	3,160
5.500%, 08/01/35	43,532	44,133
5.500%, 10/01/35	88,357	90,874
5.500%, 11/01/35	20,202	20,842
5.500%, 09/01/36	38,693	39,775
5.500%, 12/01/39	25,563	26,197
5.500%, 09/01/53	931,236	932,583
6.000%, 09/01/32	4,410	4,618
6.000%, 10/01/32	121,824	124,764
6.000%, 11/01/32	162,193	170,220
6.000%, 03/01/33	98,513	100,841
6.000%, 12/01/33	47,103	48,505
6.000%, 08/01/34	9,132	9,398
6.000%, 09/01/34	9,544	9,973
6.000%, 11/01/34	4,878	4,958
6.000%, 12/01/34	35,011	36,540
6.000%, 11/01/36	4,672	4,884
6.000%, 01/01/37	64,240	67,369
6.000%, 08/01/37	32,639	34,125
6.000%, 10/01/38	46,790	49,070
6.500%, 12/01/31	10,181	10,512
6.500%, 02/01/32	71,220	73,539
6.500%, 04/01/32	36,584	38,227
6.500%, 05/01/32	9,144	9,441
6.500%, 07/01/32	45,900	47,394
6.500%, 08/01/32	36,740	37,936
6.500%, 09/01/32	23,674	24,445
6.500%, 10/01/32	28,059	28,972
6.500%, 09/01/34	1,810	1,869
6.500%, 11/01/34	2,088	2,202
6.500%, 03/01/35	25,277	26,401
6.500%, 09/01/37	40,199	42,386
6.500%, 11/01/37	17,475	18,464
7.000%, 07/01/31	19,053	20,080
7.000%, 09/01/31	59,217	62,410
7.000%, 11/01/31	39,573	41,707
7.000%, 02/01/32	23,411	24,674
7.000%, 03/01/32	3,189	3,361
7.000%, 07/01/32	15,177	15,995
7.500%, 04/01/31	9,473	9,474
7.500%, 05/01/31	3,036	3,034
		46,689,826
Government National Mortgage Association (6.3%)
1.000%, 12/20/42	33,037	27,962
3.000%, 11/16/44	512,364	461,792
3.000%, 03/15/45	343,846	306,454
3.000%, 04/15/45	711,022	633,632
3.000%, 05/15/45	30,107	26,830
3.250%, 04/20/33	53,573	51,609
3.250%, 03/20/35	507,915	486,131
3.250%, 11/20/35	296,181	282,599
3.250%, 01/20/36	528,698	504,909
3.500%, 11/15/40	42,397	39,631
3.500%, 04/20/46	177,607	162,439
3.500%, 01/20/49	475,000	425,827
3.750%, 03/20/46	546,303	506,610
4.000%, 07/20/31	120,075	119,184
	Principal	Value(a)
4.000%, 04/20/39	$125,283	$118,115
4.000%, 12/20/40	290,535	276,382
4.000%, 01/15/41	15,347	14,638
4.000%, 02/15/41	122,765	116,266
4.000%, 10/15/41	81,800	77,871
4.000%, 12/20/44	36,311	34,495
4.000%, 07/15/54, TBA (b)	2,650,000	2,463,361
4.000%, 11/20/54	2,288,981	2,129,047
4.500%, 06/15/40	84,716	82,937
4.500%, 10/20/52	2,088,757	2,016,806
4.500%, 07/15/54, TBA (b)	2,200,000	2,105,278
4.500%, 10/20/54	2,204,429	2,110,759
4.500%, 11/20/54	1,204,443	1,153,264
5.000%, 05/15/33	20,420	20,570
5.000%, 12/15/39	33,030	33,172
5.000%, 01/15/40	283,421	284,561
5.000%, 07/15/40	67,250	67,545
5.000%, 07/15/54, TBA (b)	5,100,000	5,008,966
5.452%, 06/20/54 (30 day USD SOFR Average + 1.150%) (c)	875,614	873,377
5.500%, 07/15/38	82,235	85,211
5.500%, 10/15/38	96,840	100,002
5.500%, 07/15/54, TBA (b)	3,325,000	3,328,347
		26,536,579
U.S. Treasury (29.1%)
U.S. Treasury Bonds
4.750%, 02/15/45	1,645,000	1,638,060
4.750%, 05/15/55	16,885,000	16,813,766
5.000%, 05/15/45	13,155,000	13,531,151
U.S. Treasury Inflation-Indexed Notes, 2.125%, 01/15/35	4,883,802	4,968,417
U.S. Treasury Notes
3.750%, 06/30/27	2,025,000	2,026,028
3.875%, 06/15/28	22,505,000	22,621,042
3.875%, 06/30/30	43,435,000	43,594,488
4.000%, 05/31/30	2,869,000	2,896,345
4.000%, 06/30/32	13,070,000	13,080,211
4.250%, 05/15/35	2,345,000	2,349,397
		123,518,905
Uniform Mortgage-Backed Security (8.6%)
2.000%, 07/15/54, TBA (b)	2,725,000	2,156,260
2.500%, 07/14/55, TBA (b)	4,900,000	4,063,630
3.000%, 07/15/54, TBA (b)	5,300,000	4,582,991
3.500%, 07/15/54, TBA (b)	8,825,000	7,947,660
4.000%, 07/15/54, TBA (b)	4,550,000	4,229,698
4.500%, 07/15/54, TBA (b)	4,750,000	4,542,032
5.000%, 07/15/54, TBA (b)	5,750,000	5,634,653
5.500%, 07/15/54, TBA (b)	3,300,000	3,299,396
		36,456,320
Total government obligations (cost: $277,776,585)		274,418,208
Asset-Backed Securities (8.7%)
AGL CLO 12 Ltd., Series 2021-12A, Class B, 6.131%, 07/20/34 (3-Month USD TERM SOFR + 1.862%) (c) (d)	875,000	877,404

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 5.400%, 04/20/32 (3-Month USD TERM SOFR + 1.130%) (c) (d)	$830,521	$830,807
AMMC CLO 28 Ltd., Series 2024-28A, Class A1A, 5.820%, 07/20/37 (3-Month USD TERM SOFR + 1.550%) (c) (d)	1,000,000	1,002,590
Apidos CLO XII Ltd., Series 2013-12A, Class ARR, 5.336%, 04/15/31 (3-Month USD TERM SOFR + 1.080%) (c) (d)	740,435	740,232
Arbour CLO VII DAC, Series 7A, Class B1R, 4.025%, 12/15/38 (3-Month EUR EURIBOR + 2.050%) (c) (d)	1,350,000	1,586,982
ARES XXVII CLO Ltd., Series 2013-2A, Class BR3, 5.933%, 10/28/34 (3-Month USD TERM SOFR + 1.650%) (c) (d)	1,080,000	1,081,734
Bain Capital Credit CLO Ltd., Series 2021-6A, Class A1R, 5.360%, 10/21/34 (3-Month USD TERM SOFR + 1.090%) (c) (d)	1,200,000	1,198,704
Barings CLO Ltd., Series 2018-4A, Class A1R, 5.406%, 10/15/30 (3-Month USD TERM SOFR + 1.150%) (c) (d)	869,997	870,009
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 5.409%, 02/25/34 (1-Month USD TERM SOFR + 1.089%) (c)	273,319	277,164
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 6.132%, 10/25/30 (3-Month USD TERM SOFR + 1.850%) (c) (d)	1,200,000	1,203,300
Chase Funding Trust
Series 2002-3, Class 2A1, 5.074%, 08/25/32 (1-Month USD TERM SOFR + 0.754%) (c)	80,096	79,060
Series 2003-2, Class 2A2, 4.994%, 02/25/33 (1-Month USD TERM SOFR + 0.674%) (c)	76,105	75,876
CIFC Funding Ltd.
Series 2014-4RA, Class A1A2, 5.270%, 01/17/35 (3-Month USD TERM SOFR + 0.990%) (c) (d)	1,070,000	1,063,164
Series 2022-3A, Class A, 5.682%, 04/21/35 (3-Month USD TERM SOFR + 1.410%) (c) (d)	1,250,000	1,253,049
	Principal	Value(a)
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.300%, 12/26/51 (d)	$1,035,000	$1,001,450
Commonbond Student Loan Trust Series 2017-AGS, Class C, 5.280%, 05/25/41 (d)	18,377	17,551
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (d)	402,835	378,927
Series 2018-AGS, Class A2, 4.934%, 02/25/44 (1-Month USD TERM SOFR + 0.614%) (c) (d)	71,469	70,597
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (d)	850,290	778,005
Series 2021-AGS, Class A, 1.200%, 03/25/52 (d)	359,610	310,794
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.000%, 05/20/55 (d)	385,000	396,946
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 5.906%, 10/15/30 (3-Month USD TERM SOFR + 1.650%) (c) (d)	1,100,000	1,099,970
FIGRE Trust, Series 2025-HE3, Class A, 5.560%, 05/25/55 (c) (d)	1,518,996	1,529,089
FRTKL Group, Inc., Series 2021-SFR1, Class G, 4.105%, 09/17/38 (d)	1,250,000	1,169,920
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (d)	1,527,012	1,354,781
HPS Loan Management Ltd., Series 2021-16A, Class A1, 5.681%, 01/23/35 (3-Month USD TERM SOFR + 1.402%) (c) (d)	1,150,000	1,152,990
Navient Private Education Refi Loan Trust Series 2020-HA, Class A, 1.310%, 01/15/69 (d)	379,110	356,196
Series 2021-BA, Class A, 0.940%, 07/15/69 (d)	975,688	886,903
Series 2021-FA, Class A, 1.110%, 02/18/70 (d)	993,258	879,418
Series 2022-A, Class A, 2.230%, 07/15/70 (d)	1,140,750	1,044,166
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, 6.168%, 07/15/36 (3-Month USD TERM SOFR + 1.912%) (c) (d)	1,125,000	1,126,929
Progress Residential Trust
Series 2021-SFR7, Class D, 2.341%, 08/17/40 (d)	1,525,000	1,401,037
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (d)	2,000,000	1,942,315

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Rad CLO 4 Ltd., Series 2019-4A, Class AR, 5.512%, 04/25/32 (3-Month USD TERM SOFR + 1.230%) (c) (d)	$641,552	$641,985
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, 5.628%, 07/25/38 (3-Month USD TERM SOFR + 1.340%) (c) (d)	1,100,000	1,103,663
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 5.452%, 08/20/32 (3-Month USD TERM SOFR + 1.130%) (c) (d)	1,020,378	1,021,072
Series 2021-2A, Class B, 6.281%, 07/20/34 (3-Month USD TERM SOFR + 2.012%) (c) (d)	450,000	451,977
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (d)	1,500,000	1,488,674
Saxon Asset Securities Trust, Series 2004-1, Class A, 1.540%, 03/25/35 (1-Month USD TERM SOFR + 0.654%) (c)	168,199	147,637
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (d)	1,333,587	1,161,027
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.361%, 01/16/32 (3-Month USD TERM SOFR + 1.100%) (c) (d)	359,108	359,334
TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.410%, 01/20/32 (3-Month USD TERM SOFR + 1.140%) (c) (d)	749,108	749,482
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (d)	975,000	910,018
Total asset-backed securities (cost: $37,476,427)		37,072,928
Other Mortgage-Backed Securities (11.2%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (8.1%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.627%, 01/25/45 (c) (d)	42,828	41,739
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	14,130	8,225
CIM Trust
Series 2021-R3, Class A1, 1.951%, 06/25/57 (c) (d)	1,536,664	1,391,661
Series 2023-R3, Class A1A, 4.500%, 01/25/63 (c) (d)	1,389,762	1,382,347
	Principal	Value(a)
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (c) (d)	$49,400	$48,468
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (c) (d)	1,573,835	1,411,293
CSMC Trust
Series 2013-6, Class B4, 3.424%, 08/25/43 (c) (d)	509,589	460,868
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (c) (d)	726,271	660,658
FARM 21-1 Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (c) (d)	1,357,870	1,100,324
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2017-2, Class M1, 4.000%, 08/25/56 (c) (d)	177,997	177,063
Series 2021-3, Class TT, 2.000%, 03/25/61	873,639	786,154
Federal Home Loan Mortgage Corp. STACR Debt Notes, Series 2017-DNA2, Class M2R, 5.370%, 10/25/29 (30 day USD SOFR Average + 1.064%) (c)	208,900	208,035
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
Series 2015-SC01, Class 1A, 3.500%, 05/25/45	149,930	135,365
Series 2016-SC02, Class 1A, 3.000%, 10/25/46	38,378	33,075
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2016-C05, Class 2M2, 8.870%, 01/25/29 (30 day USD SOFR Average + 4.564%) (c)	344,183	352,476
Federal National Mortgage Association REMICS, Series 2004-33, Class AL, 4.500%, 05/25/34	537,000	531,838
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (c) (d)	1,943,409	1,733,969
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (c) (d)	1,741,982	1,562,001
GCAT Trust, Series 2024-INV4, Class A2, 5.500%, 12/25/54 (c) (d)	733,436	728,938
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 6.755%, 07/25/44 (c) (d)	2,110,021	2,063,372
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.403%, 06/25/29 (c) (d)	85,169	81,722
Series 2015-6, Class B4, 3.504%, 10/25/45 (c) (d)	1,375,000	937,524
Series 2016-3, Class B3, 3.307%, 10/25/46 (c) (d)	125,436	120,496

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Series 2017-2, Class B4, 3.643%, 05/25/47 (c) (d)	$2,410,431	$2,218,463
Series 2021-13, Class A4, 2.500%, 04/25/52 (c) (d)	3,042,535	2,718,045
Series 2021-4, Class A5, 2.500%, 08/25/51 (c) (d)	2,400,000	1,627,956
Luminent Mortgage Trust, Series 2005-1, Class A1, 4.954%, 11/25/35 (1-Month USD TERM SOFR + 0.634%) (c)	1,096,214	1,055,722
Mellon Residential Funding Corp. Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	737	730
OBX Trust, Series 2022-NQM2, Class A1, 2.979%, 01/25/62 (c) (d)	1,791,334	1,698,851
PMT Loan Trust, Series 2024-INV1, Class A3, 5.500%, 10/25/59 (c) (d)	1,273,356	1,264,719
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071%, 11/25/56 (c) (d)	927,583	821,241
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.481%, 06/25/43 (c)	441,116	343,199
Series 2015-1, Class B2, 3.937%, 01/25/45 (c) (d)	86,561	83,295
Series 2015-3, Class B1, 3.726%, 07/25/45 (c) (d)	126,144	123,429
Series 2015-4, Class B2, 3.102%, 11/25/30 (c) (d)	20,585	19,503
Series 2017-1, Class B3, 3.603%, 02/25/47 (c) (d)	839,201	694,697
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.597%, 04/25/47 (c) (d)	1,118,928	851,781
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06/25/56 (c) (d)	633,927	555,004
Series 2021-6, Class A1, 1.920%, 11/25/66 (c) (d)	1,122,512	993,825
Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (c)	5,571	63
Series 1998-2, Class C, 6.750%, 05/02/30 (c)	3,606	237
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.000%, 06/25/58 (c) (d)	1,362,829	1,289,572
Vista Point Securitization Trust, Series 2024-CES3, Class A1, 5.679%, 01/25/55 (d)	1,426,835	1,428,324
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.700%, 06/20/45 (c) (d)	1,028,748	965,665
		34,711,932
	Principal	Value(a)
Commercial Mortgage-Backed Securities (3.1%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.325%, 08/15/46 (c) (d)	$1,350,000	$1,209,478
BX Trust Series 2022-PSB, Class D, 9.005%, 08/15/39 (1-Month USD TERM SOFR + 4.693%) (c) (d)	581,000	581,000
Series 2023-LIFE, Class A, 5.045%, 02/15/28 (d)	900,000	885,580
CRSNT Trust, Series 2021-MOON, Class A, 5.255%, 04/15/36 (1-Month USD TERM SOFR + 0.934%) (c) (d)	1,070,000	1,056,625
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A, 5.649%, 01/13/40 (c) (d)	430,000	443,197
Series 2025-SPRL, Class B, 5.950%, 01/13/40 (c) (d)	430,000	442,747
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	984,181
UBS Commercial Mortgage Trust Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,666,954
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,400,568
Series 2017-C7, Class AS, 4.061%, 12/15/50 (c)	1,505,000	1,451,787
		13,122,117
Total other mortgage-backed securities (cost: $51,839,508)		47,834,049
Corporate Obligations (17.3%)
Basic Materials (0.3%)
Chemicals (0.3%)
International Flavors & Fragrances, Inc., 2.300%, 11/01/30 (d)	1,205,000	1,064,299
Communications (1.1%)
Internet & Telecom (0.0%)
Snap, Inc., 6.875%, 03/01/33 (d)	130,000	133,337
Media (0.7%)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, 04/01/31	1,130,000	1,007,224
4.800%, 03/01/50	315,000	252,529
CSC Holdings LLC
5.750%, 01/15/30 (d)	172,000	85,191
6.500%, 02/01/29 (d)	529,000	430,128
11.750%, 01/31/29 (d)	320,000	304,493
DISH Network Corp., 11.750%, 11/15/27 (d)	40,000	41,231
Time Warner Cable LLC, 5.500%, 09/01/41	375,000	341,201

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
VZ Secured Financing BV, 5.000%, 01/15/32 (d)	$535,000	$475,798
		2,937,795
Software (0.1%)
Getty Images, Inc., 11.250%, 02/21/30 (d)	16,832	16,706
Uber Technologies, Inc., 4.800%, 09/15/34	445,000	436,893
		453,599
Telecommunication (0.3%)
Altice Financing SA
5.000%, 01/15/28 (d)	34,000	25,603
5.750%, 08/15/29 (d)	66,000	48,387
9.625%, 07/15/27 (d)	50,000	43,000
Crown Castle Towers LLC, 4.241%, 07/15/48 (d)	625,000	613,712
EchoStar Corp., 10.750%, 11/30/29	22,000	22,629
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (d)	275,000	276,864
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (d)	70,000	65,643
		1,095,838
Consumer Cyclical (1.1%)
Auto Manufacturers (0.2%)
Volkswagen Group of America Finance LLC 5.650%, 03/25/32 (d)	700,000	711,404
5.800%, 03/27/35 (d)	100,000	100,758
Volkswagen International Finance NV, 7.875%, 09/06/32 (9 year EUR Swap + 4.783%) (c)	100,000	132,625
		944,787
Entertainment (0.2%)
Great Canadian Gaming Corp./Raptor LLC, 8.750%, 11/15/29 (d)	70,000	68,567
Voyager Parent LLC, 9.250%, 07/01/32 (d)	93,000	96,704
Warnermedia Holdings, Inc. 4.279%, 03/15/32	108,000	80,325
5.050%, 03/15/42	1,000,000	589,400
		834,996
Lodging-Hotel (0.1%)
Las Vegas Sands Corp., 6.000%, 06/14/30	425,000	438,348
Passenger Airlines (0.1%)
JetBlue Pass-Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	606,759	567,976
Retail (0.5%)
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.500%, 07/01/32 (d)	65,000	66,410
	Principal	Value(a)
Ferrellgas LP/Ferrellgas Finance Corp. 5.375%, 04/01/26 (d)	$340,000	$336,697
5.875%, 04/01/29 (d)	362,000	335,105
McDonald's Corp., 4.950%, 03/03/35	645,000	643,841
Michaels Cos., Inc.
5.250%, 05/01/28 (d)	396,000	318,713
7.875%, 05/01/29 (d)	106,000	69,430
Papa John's International, Inc., 3.875%, 09/15/29 (d)	225,000	218,142
		1,988,338
Consumer Discretionary (0.0%)
Entertainment (0.0%)
Warnermedia Holdings, Inc., 5.141%, 03/15/52 (b)	158,000	97,565
Consumer, Non-cyclical (3.2%)
Agricultural Products (0.3%)
Imperial Brands Finance PLC
3.875%, 07/26/29 (d)	30,000	29,079
6.125%, 07/27/27 (d)	470,000	485,046
Japan Tobacco, Inc., 5.250%, 06/15/30 (d)	635,000	653,310
		1,167,435
Beverages (0.3%)
Constellation Brands, Inc., 2.250%, 08/01/31	755,000	653,978
Diageo Investment Corp., 5.625%, 04/15/35	635,000	664,367
		1,318,345
Biotechnology (0.0%)
Amgen, Inc., 5.650%, 03/02/53	110,000	107,642
Commercial Services (0.0%)
Grand Canyon University, 5.125%, 10/01/28	70,000	67,310
Upbound Group, Inc., 6.375%, 02/15/29 (d)	75,000	73,757
		141,067
Food Products (0.3%)
Pilgrim's Pride Corp.
3.500%, 03/01/32	1,320,000	1,188,130
6.875%, 05/15/34	165,000	180,593
		1,368,723
Health Care Providers & Services (1.3%)
Centene Corp.
2.500%, 03/01/31	220,000	189,340
3.000%, 10/15/30	757,000	675,209
CommonSpirit Health, 4.350%, 11/01/42	405,000	339,026
Elevance Health, Inc.
5.200%, 02/15/35	195,000	197,034
5.375%, 06/15/34	275,000	281,222
Fortrea Holdings, Inc., 7.500%, 07/01/30 (d)	50,000	45,259
HAH Group Holding Co. LLC, 9.750%, 10/01/31 (d)	45,000	44,614

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Humana, Inc., 5.550%, 05/01/35	$645,000	$648,526
IQVIA, Inc., 5.700%, 05/15/28	825,000	845,588
Kedrion SpA, 6.500%, 09/01/29 (d)	305,000	291,824
ModivCare, Inc., 5.000%, 10/01/29 (d)	413,700	109,630
Molina Healthcare, Inc., 6.250%, 01/15/33 (d)	40,000	40,654
Sinai Health System, 3.034%, 01/20/36	975,000	919,032
UnitedHealth Group, Inc.
5.150%, 07/15/34	425,000	429,470
5.625%, 07/15/54	425,000	412,650
		5,469,078
Household Products (0.0%)
Spectrum Brands, Inc., 3.875%, 03/15/31 (d)	61,000	48,916
Personal Care (0.0%)
Opal Bidco SAS, 6.500%, 03/31/32 (d)	20,000	20,415
Pharmaceuticals (1.0%)
1261229 BC Ltd., 10.000%, 04/15/32 (d)	130,000	131,170
Bayer U.S. Finance II LLC 4.375%, 12/15/28 (d)	1,180,000	1,168,808
4.400%, 07/15/44 (d)	1,000,000	779,439
CVS Health Corp.
4.780%, 03/25/38	90,000	82,586
5.050%, 03/25/48	925,000	799,909
5.875%, 06/01/53	233,000	223,023
7.000%, 03/10/55 (5 year CMT + 2.886%) (c)	305,000	314,528
Grifols SA, 7.500%, 05/01/30	328,000	402,644
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/32	176,000	179,730
		4,081,837
Energy (1.3%)
Oil & Gas (0.1%)
Ecopetrol SA, 8.875%, 01/13/33	40,000	41,246
KazMunayGas National Co. JSC, 5.375%, 04/24/30	300,000	301,986
Transocean Titan Financing Ltd., 8.375%, 02/01/28 (d)	25,333	25,820
Transocean, Inc., 8.750%, 02/15/30 (d)	36,000	37,020
		406,072
Pipelines (1.2%)
Energy Transfer LP, 6.850%, 02/15/40	1,850,000	1,956,437
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/34 (d)	184,288	163,340
Global Partners LP/GLP Finance Corp., 8.250%, 01/15/32 (d)	20,000	21,028
NGPL PipeCo LLC, 3.250%, 07/15/31 (d)	1,000,000	890,688
	Principal	Value(a)
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	$1,500,000	$1,746,862
Venture Global LNG, Inc.
7.000%, 01/15/30 (d)	67,000	67,697
9.000%, 09/30/29 (5 year CMT + 5.440%) (c) (d)	153,000	148,864
9.875%, 02/01/32 (d)	181,000	195,481
Venture Global Plaquemines LNG LLC, 6.750%, 01/15/36	19,000	19,000
		5,209,397
Financial (7.3%)
Banks (5.0%)
Bank of America Corp. 1.922%, 10/24/31 (SOFRRATE + 1.370%) (c)	710,000	619,136
2.592%, 04/29/31 (SOFRRATE + 2.150%) (c)	590,000	539,264
2.884%, 10/22/30 (3-Month USD TERM SOFR + 1.452%) (c)	2,410,000	2,255,452
Citigroup, Inc.
2.520%, 11/03/32 (SOFRRATE + 1.177%) (c)	215,000	187,957
5.333%, 03/27/36 (SOFRRATE + 1.465%) (c)	635,000	640,346
5.449%, 06/11/35 (SOFRRATE + 1.447%) (c)	175,000	178,799
Goldman Sachs Group, Inc.
1.431%, 03/09/27 (SOFRRATE + 0.798%) (c)	555,000	542,992
2.383%, 07/21/32 (SOFRRATE + 1.248%) (c)	600,000	523,861
5.016%, 10/23/35 (SOFRRATE + 1.420%) (c)	415,000	409,831
5.536%, 01/28/36 (SOFRRATE + 1.380%) (c)	90,000	92,311
HSBC Holdings PLC, 2.357%, 08/18/31 (SOFRRATE + 1.947%) (c)	1,155,000	1,025,353
JPMorgan Chase & Co.
1.040%, 02/04/27 (3-Month USD TERM SOFR + 0.695%) (c)	2,500,000	2,448,411
1.470%, 09/22/27 (SOFRRATE + 0.765%) (c)	910,000	877,895
2.545%, 11/08/32 (SOFRRATE + 1.180%) (c)	145,000	127,627
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%) (c)	275,000	245,500
4.946%, 10/22/35 (SOFRRATE + 1.340%) (c)	330,000	326,932
5.502%, 01/24/36 (SOFRRATE + 1.315%) (c)	210,000	216,150
Morgan Stanley 1.928%, 04/28/32 (SOFRRATE + 1.020%) (c)	769,000	657,263
2.511%, 10/20/32 (SOFRRATE + 1.200%) (c)	125,000	109,430
2.943%, 01/21/33 (SOFRRATE + 1.290%) (c)	20,000	17,851

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
5.587%, 01/18/36 (SOFRRATE + 1.418%) (c)	$550,000	$564,674
5.831%, 04/19/35 (SOFRRATE + 1.580%) (c)	10,000	10,477
PNC Financial Services Group, Inc. 5.676%, 01/22/35 (SOFRRATE + 1.902%) (c)	10,000	10,389
6.875%, 10/20/34 (SOFRRATE + 2.284%) (c)	175,000	195,679
Santander U.K. Group Holdings PLC, 2.469%, 01/11/28 (SOFRRATE + 1.220%) (c)	1,775,000	1,718,421
U.S. Bancorp 3.000%, 07/30/29	765,000	724,140
Series J, 5.300%, 04/15/27 (3-Month USD TERM SOFR + 3.176%) (c)	800,000	799,699
5.836%, 06/12/34 (SOFRRATE + 2.260%) (c)	40,000	42,024
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (c)	3,390,000	3,267,086
2.879%, 10/30/30 (3-Month USD TERM SOFR + 1.432%) (c)	490,000	457,930
3.000%, 10/23/26	1,100,000	1,081,090
4.897%, 07/25/33 (SOFRRATE + 2.100%) (c)	170,000	170,026
		21,083,996
Financial Services (0.8%)
Air Lease Corp., 3.250%, 10/01/29	1,500,000	1,428,268
American Express Co., 5.667%, 04/25/36 (SOFRRATE + 1.790%) (c)	425,000	440,175
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (d)	1,500,000	1,425,564
GGAM Finance Ltd.
8.000%, 02/15/27 (d)	90,000	92,785
8.000%, 06/15/28 (d)	126,000	133,380
Visa, Inc., 3.875%, 05/15/44	130,000	152,174
		3,672,346
Insurance (0.6%)
Farmers Insurance Exchange 4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (c) (d)	500,000	408,218
7.000%, 10/15/64 (10 year CMT + 3.864%) (c) (d)	235,000	232,890
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (d)	290,000	294,402
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (d)	2,125,000	1,726,651
		2,662,161
	Principal	Value(a)
Investment Companies (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000%, 06/15/30	$211,000	$197,693
9.750%, 01/15/29	140,000	136,001
		333,694
Real Estate Investment Trust — Health Care (0.1%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	380,000	352,363
Real Estate Investment Trust — Office Property (0.1%)
Hudson Pacific Properties LP
3.250%, 01/15/30	542,000	443,412
3.950%, 11/01/27	5,000	4,793
4.650%, 04/01/29	2,000	1,797
5.950%, 02/15/28	15,000	14,625
		464,627
Residential REITs (0.1%)
American Homes 4 Rent LP, 5.500%, 02/01/34	220,000	223,707
Retail REITs (0.0%)
Realty Income Corp., 3.375%, 06/20/31	145,000	169,730
Specialized REITs (0.5%)
American Assets Trust LP, 6.150%, 10/01/34	250,000	249,821
American Tower Corp.
2.900%, 01/15/30	430,000	400,597
4.900%, 03/15/30	435,000	440,538
GLP Capital LP/GLP Financing II, Inc., 5.300%, 01/15/29	310,000	313,424
VICI Properties LP/VICI Note Co., Inc., 3.875%, 02/15/29 (d)	665,000	643,181
		2,047,561
Storage REITs (0.0%)
Extra Space Storage LP, 2.400%, 10/15/31	70,000	60,813
Industrials (0.4%)
Aerospace & Defense (0.0%)
Lockheed Martin Corp., 4.500%, 05/15/36	110,000	105,784
Construction & Engineering (0.0%)
Artera Services LLC, 8.500%, 02/15/31 (d)	65,000	54,135
Machinery — Diversified (0.0%)
Oregon Tool Lux LP, 7.875%, 10/15/29 (d) (e)	68,024	39,538
Packaging & Containers (0.4%)
Amcor Flexibles North America, Inc., 5.100%, 03/17/30 (d)	280,000	284,676

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (d)	$65,000	$61,026
5.250%, 08/15/27 (d)	446,000	198,885
Berry Global, Inc., 5.500%, 04/15/28	1,000,000	1,025,515
		1,570,102
Information Technology (0.6%)
Computers (0.1%)
Dell International LLC/EMC Corp., 5.000%, 04/01/30 (b)	425,000	431,715
Office Automation & Equipment (0.0%)
Xerox Corp., 10.250%, 10/15/30 (d)	125,000	130,908
Semiconductor Equipment (0.2%)
Foundry JV Holdco LLC, 5.500%, 01/25/31 (d)	75,000	76,908
Intel Corp.
3.050%, 08/12/51	224,000	133,167
3.734%, 12/08/47	450,000	318,114
5.600%, 02/21/54	160,000	147,121
5.700%, 02/10/53	95,000	88,538
		763,848
Software (0.3%)
Fiserv Funding ULC, 4.000%, 06/15/36	260,000	304,290
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.750%, 05/01/29 (d)	69,000	70,976
Open Text Corp., 6.900%, 12/01/27 (d)	85,000	87,995
Oracle Corp., 4.800%, 08/03/28	330,000	335,378
Paychex, Inc., 5.350%, 04/15/32	425,000	436,262
		1,234,901
Utilities (2.0%)
Electric Utilities (1.2%)
Duke Energy Carolinas LLC, 4.250%, 12/15/41	1,280,000	1,096,228
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	487,708
Florida Power & Light Co., 5.700%, 03/15/55	915,000	926,880
Niagara Mohawk Power Corp., 4.278%, 10/01/34 (d)	490,000	455,199
Oncor Electric Delivery Co. LLC, 5.350%, 04/01/35 (d)	635,000	646,971
Scottish Hydro Electric Transmission PLC, 3.375%, 09/04/32	185,000	216,238
TenneT Holding BV, 4.750%, 10/28/42	150,000	190,675
Trans-Allegheny Interstate Line Co., 5.000%, 01/15/31 (d)	1,060,000	1,078,200
		5,098,099
	Principal	Value(a)
Gas Utilities (0.7%)
AmeriGas Partners LP/ AmeriGas Finance Corp., 9.375%, 06/01/28 (d)	$106,000	$109,059
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,410,000	941,552
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	1,105,000	1,100,483
4.400%, 05/30/47	775,000	630,527
Venture Global Plaquemines LNG LLC 7.500%, 05/01/33 (d)	15,000	16,062
7.750%, 05/01/35 (d)	45,000	48,712
		2,846,395
Water (0.1%)
Severn Trent Utilities Finance PLC, 4.000%, 03/05/34	180,000	215,916
United Utilities Water Finance PLC, 3.750%, 05/23/34	175,000	205,436
		421,352
Total corporate obligations (cost: $75,030,623)		73,663,580
Bank Loans (1.6%)
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 6.077%, 09/20/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	51,997	51,683
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 10.250%, 10/01/25 (3-Month USD TERM SOFR + 2.750%) (c) (d)	9,503	9,492
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 6.577%, 12/21/28 (1-Month USD TERM SOFR + 2.250%) (c) (d)	45,459	45,373
Advantage Sales & Marketing, Inc., 2024 Term Loan, 8.789%, 10/28/27 (3-Month USD TERM SOFR + 4.500%) (c) (d)	51,557	42,870
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 7.324%, 07/31/28 (1-Month USD TERM SOFR + 3.000%) (c) (d)	23,985	23,934
Albion Financing 3 SARL, 2025 USD Term Loan B, 7.322%, 08/16/29 (3-Month USD TERM SOFR + 3.000%) (c) (d)	9,207	9,207
Alpha Generation LLC
2025 Term Loan B, 0.000%, 09/30/31 (b) (c) (d) (f)	91,494	91,304
Term Loan B, 0.000%, 09/30/31 (b) (c) (d) (f)	91,494	91,380

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Amspec Parent LLC, 2024 Delayed Draw Term Loan, 0.000%, 12/22/31 (c) (d) (f)	$2,603	$2,606
AmWINS Group, Inc., 2025 Term Loan B, 6.577%, 01/30/32 (1-Month USD TERM SOFR + 2.250%) (c) (d)	52,072	52,085
Antylia Scientific, Term Loan, 8.318%, 05/27/32 (3-Month USD TERM SOFR + 4.000%) (c) (d)	40,001	38,867
Arches Buyer, Inc., 2021 Term Loan B, 7.677%, 12/06/27 (1-Month USD TERM SOFR + 3.250%) (c) (d)	37,076	36,577
Artera Services LLC, 2024 Term Loan, 8.796%, 02/15/31 (3-Month USD TERM SOFR + 4.500%) (c) (d)	49,159	40,999
Asurion LLC, 2021 Second Lien Term Loan B4, 9.691%, 01/20/29 (1-Month USD TERM SOFR + 5.250%) (c) (d)	34,789	32,211
Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 6.071%, 06/24/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	224,568	224,726
Balcan Innovations, Inc., Term Loan B, 9.030%, 10/18/31 (3-Month USD TERM SOFR + 4.750%) (c) (d)	37,096	33,758
Barracuda Networks, Inc., 2022 Term Loan, 8.780%, 08/15/29 (3-Month USD TERM SOFR + 4.500%) (c) (d)	27,953	23,038
Bausch & Lomb Corp., 2023 Incremental Term Loan, 8.327%, 09/29/28 (1-Month USD TERM SOFR + 4.000%) (c) (d)	56,177	56,060
BCPE Empire Holdings, Inc., 2025 Term Loan B, 7.577%, 12/11/30 (1-Month USD TERM SOFR + 3.250%) (c) (d)	38,113	37,859
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 8.441%, 06/09/28 (1-Month USD TERM SOFR + 4.000%, 3-Month USD TERM SOFR + 3.000%) (c) (d)	57,250	56,415
Belron Finance 2019 LLC, 2024 USD Term Loan B, 7.049%, 10/16/31 (3-Month USD TERM SOFR + 2.750%) (c) (d)	32,070	32,181
	Principal	Value(a)
Blackhawk Network Holdings, Inc., 2025 Term Loan B, 8.327%, 03/12/29 (1-Month USD TERM SOFR + 4.000%) (c) (d)	$49,239	$49,476
Boost Newco Borrower LLC, 2025 USD Term Loan B, 6.296%, 01/31/31 (3-Month USD TERM SOFR + 2.000%) (c) (d)	51,658	51,684
Calpine Corp.
2024 Term Loan B10, 6.077%, 01/31/31 (1-Month USD TERM SOFR + 1.750%) (b) (c) (d)	107,688	107,629
2024 Term Loan B5, 6.077%, 02/15/32 (1-Month USD TERM SOFR + 1.750%) (c) (d)	80,223	80,179
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 8.077%, 12/29/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	21,128	19,913
Castle U.S. Holding Corp.
2025 New Money FLFO Term Loan, 9.330%, 04/29/30 (3-Month USD TERM SOFR + 5.000%) (c) (d)	3,937	3,937
2025 USD FLSO Term Loan B1, 8.580%, 05/31/30 (3-Month USD TERM SOFR + 4.250%) (c) (d)	26,275	14,018
CCRR Parent, Inc.
Term Loan B, 8.697%, 03/06/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	18,567	7,520
U.S. Acquisition Facility, 8.683%, 03/06/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	49,922	19,969
Celsius Holdings, Inc., Term Loan, 7.492%, 04/01/32 (3-Month USD TERM SOFR + 3.250%) (c) (d)	43,736	43,927
Charter Communications Operating LLC 2023 Term Loan B4, 0.000%, 12/07/30 (b) (c) (d) (f)	60,785	60,747
2024 Term Loan B5, 6.548%, 12/15/31 (3-Month USD TERM SOFR + 2.250%) (c) (d)	93,864	93,998
Chemours Co., 2023 USD Term Loan B, 7.327%, 08/18/28 (1-Month USD TERM SOFR + 3.000%) (c) (d)	47,415	47,297
Cleanova Midco Ltd., 2025 Term Loan B, 11.250%, 06/14/32 (3-Month USD TERM SOFR + 3.750%) (c) (d)	26,875	25,935

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Cloud Software Group, Inc., 2024 1st Lien Term Loan B, 7.796%, 03/29/29 (3-Month USD TERM SOFR + 3.500%) (c) (d)	$40,440	$40,453
Cornerstone Generation LLC, Term Loan B, 0.000%, 10/28/31 (b) (c) (d) (f)	22,404	22,516
Cotiviti Corp., 2025 2nd Amendment Term Loan, 7.074%, 03/26/32 (1-Month USD TERM SOFR + 2.750%) (c) (d)	28,982	28,837
Dave & Buster's, Inc., 2024 1st Lien Term Loan B, 7.563%, 11/01/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	56,764	54,014
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.046%, 04/09/27 (3-Month USD TERM SOFR + 3.750%) (c) (d)	76,115	73,831
Delivery Hero SE, 2024 USD Term Loan B, 9.300%, 12/12/29 (3-Month USD TERM SOFR + 5.000%) (c) (d)	87,363	87,581
DK Crown Holdings, Inc., 2025 Term Loan B, 6.066%, 03/04/32 (1-Month USD TERM SOFR + 1.750%) (c) (d)	29,625	29,523
DTI Holdco, Inc., 2025 Term Loan B, 8.327%, 04/26/29 (c) (d)	27,569	27,207
EagleView Technology Corp., 2025 Term Loan, 10.802%, 08/14/28 (3-Month USD TERM SOFR + 6.500%) (c) (d)	161,049	156,419
ECI Macola Max Holding LLC, 2024 Term Loan, 7.546%, 05/09/30 (3-Month USD TERM SOFR + 3.250%) (c) (d)	28,233	28,356
Edgewater Generation LLC, 2025 Repriced Term Loan, 7.327%, 08/01/30 (1-Month USD TERM SOFR + 3.000%) (c) (d)	22,059	22,128
EFS Cogen Holdings I LLC, 2020 Term Loan B, 7.796%, 10/03/31 (3-Month USD TERM SOFR + 3.500%) (c) (d)	43,173	43,270
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 0.000%, 07/06/29 (b) (c) (d) (f)	30,651	30,708
Flutter Financing BV, 2025 Term Loan B, 6.296%, 06/04/32 (3-Month USD TERM SOFR + 2.000%) (c) (d)	62,255	62,255
	Principal	Value(a)
Frontier Communications Corp., 2025 Term Loan B, 6.792%, 07/01/31 (6-Month USD TERM SOFR + 2.500%) (c) (d)	$24,595	$24,533
Gainwell Acquisition Corp., Term Loan B, 8.396%, 10/01/27 (3-Month USD TERM SOFR + 4.000%) (c) (d)	110,061	105,383
GC Ferry Acquisition I, Inc.
Delayed Draw Term Loan, 0.000%, 06/04/32 (b) (c) (d) (f)	4,475	4,386
Term Loan, 0.000%, 06/04/32 (b) (c) (d) (f)	26,211	25,745
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 6.827%, 01/30/32 (1-Month USD TERM SOFR + 2.500%) (c) (d)	29,740	29,718
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 6.483%, 11/15/27 (3-Month USD TERM SOFR + 2.000%) (c) (d)	65,363	65,130
Guggenheim Partners LLC, 2024 Term Loan B, 6.796%, 11/26/31 (3-Month USD TERM SOFR + 2.500%) (c) (d)	24,862	24,948
GVC Holdings Ltd., 2024 USD Term Loan B3, 7.016%, 10/31/29 (6-Month USD TERM SOFR + 2.750%) (c) (d)	29,508	29,603
HDI Aerospace Intermediate Holding III Corp., Term Loan B, 0.000%, 02/11/32 (b) (c) (d) (f)	50,000	50,000
Healthpeak Properties, Inc. 2024 Term Loan A3, 5.146%, 03/01/29 (3-Month USD TERM SOFR + 0.850%) (c) (d)	280,012	271,612
Term Loan A1, 5.267%, 08/20/27 (1-Month USD TERM SOFR + 0.840%) (c) (d)	138,742	136,314
Term Loan A2, 5.267%, 02/22/27 (1-Month USD TERM SOFR + 0.840%) (c) (d)	138,742	136,314
Heartland Dental LLC, 2024 Term Loan, 8.827%, 04/28/28 (1-Month USD TERM SOFR + 4.500%) (c) (d)	26,556	26,551
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 6.069%, 11/08/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	226,949	227,530

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Invitation Homes Operating Partnership LP, 2024 Term Loan, 5.261%, 09/09/28 (1-Month USD TERM SOFR + 0.850%) (c) (d)	$397,356	$389,408
IQVIA, Inc., 2025 Repriced Term Loan B, 6.046%, 01/02/31 (3-Month USD TERM SOFR + 1.750%) (c) (d)	78,280	78,525
Jane Street Group LLC, 2024 Term Loan B1, 6.333%, 12/15/31 (3-Month USD TERM SOFR + 2.000%) (c) (d)	63,767	63,679
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 6.577%, 05/05/28 (1-Month USD TERM SOFR + 2.250%) (c) (d)	49,421	49,591
Kestrel Acquisition LLC, 2024 Term Loan B, 7.796%, 11/06/31 (3-Month USD TERM SOFR + 2.500%, 3-Month USD TERM SOFR + 3.500%) (c) (d)	25,968	25,916
KFC Holding Co., 2021 Term Loan B, 6.179%, 03/15/28 (1-Month USD TERM SOFR + 1.750%) (c) (d)	58,056	58,274
KUEHG Corp., 2024 Term Loan, 7.546%, 06/12/30 (3-Month USD TERM SOFR + 3.250%) (c) (d)	16,407	16,392
Magnite, Inc., 2025 Repriced Term Loan B, 7.327%, 02/06/31 (1-Month USD TERM SOFR + 3.000%) (c) (d)	60,906	61,058
McAfee LLC, 2024 USD 1st Lien Term Loan B, 7.316%, 03/01/29 (1-Month USD TERM SOFR + 3.000%) (c) (d)	10,903	10,521
MH Sub I LLC
2023 Term Loan, 8.577%, 05/03/28 (1-Month USD TERM SOFR + 4.250%) (b) (c) (d)	46,592	43,471
2024 Term Loan B4, 8.577%, 12/31/31 (1-Month USD TERM SOFR + 4.250%) (c) (d)	72,582	62,929
Modena Buyer LLC, Term Loan, 8.780%, 07/01/31 (3-Month USD TERM SOFR + 4.500%) (c) (d)	16,339	15,740
Modivcare, Inc.
2024 Term Loan B, 9.046%, 07/01/31 (3-Month USD TERM SOFR + 4.750%) (c) (d)	189,840	133,837
	Principal	Value(a)
2025 Incremental Term Loan, 11.708%, 01/09/26 (3-Month USD TERM SOFR + 7.500%) (c) (d)	$73,690	$56,005
Naked Juice LLC
2025 FLFO Term Loan, 9.796%, 01/24/29 (3-Month USD TERM SOFR + 5.500%) (c) (d)	226,592	224,326
2025 FLTO Term Loan, 12.500%, 01/24/30 (3-Month USD TERM SOFR + 5.000%) (c) (d)	245,993	110,697
2nd Lien Term Loan, 10.396%, 01/24/30 (3-Month USD TERM SOFR + 6.000%) (c) (d)	38,193	8,784
NEP Group, Inc., 2023 Term Loan B, 7.844%, 08/19/26 (3-Month USD TERM SOFR + 3.250%) (c) (d)	30,786	27,977
Opal Bidco SAS, USD Term Loan B, 7.575%, 04/28/32 (3-Month USD TERM SOFR + 3.250%) (b) (c) (d)	41,561	41,675
Oregon Tool, Inc., 2025 2nd Lien Term Loan, 8.586%, 10/15/29 (3-Month USD TERM SOFR + 4.000%) (c) (d)	71,385	57,643
Peer Holding III BV, 2025 USD Term Loan B5B, 0.000%, 07/01/31 (b) (c) (d) (f)	98,917	99,349
Pelican Products, Inc., 2021 Term Loan, 8.807%, 12/29/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	59,509	52,070
Peraton Corp., Term Loan B, 8.177%, 02/01/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	73,183	64,297
Potomac Energy Center LLC 2025 Term Loan, 0.000%, 03/14/32 (b) (c) (d) (f)	27,058	26,991
Term Loan, 10.557%, 11/12/26 (3-Month USD TERM SOFR + 6.000%) (c) (d)	27,959	27,959
PUG LLC, 2024 Extended Term Loan B, 9.077%, 03/15/30 (1-Month USD TERM SOFR + 4.750%) (c) (d)	24,375	23,553
Red Ventures LLC, 2024 Term Loan B, 7.077%, 03/04/30 (1-Month USD TERM SOFR + 2.750%) (b) (c) (d)	50,618	42,709
Renaissance Holdings Corp., 2024 1st Lien Term Loan, 8.280%, 04/05/30 (3-Month USD TERM SOFR + 4.000%) (b) (c) (d)	89,558	81,082

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Research Now Group, Inc., 2024 First Lien First Out Term Loan, 9.586%, 07/15/28 (3-Month USD TERM SOFR + 5.000%) (c) (d)	$15,293	$15,216
Ryan LLC, Term Loan, 7.827%, 11/14/30 (1-Month USD TERM SOFR + 3.500%) (c) (d)	28,079	28,114
Sabre GLBL, Inc., 2024 Term Loan B1, 10.427%, 11/15/29 (1-Month USD TERM SOFR + 6.000%) (c) (d)	56,238	55,676
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 9.074%, 08/13/31 (3-Month USD TERM SOFR + 4.750%) (c) (d)	72,410	72,953
South Field LLC
2025 Term Loan B, 7.546%, 08/29/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	27,147	27,249
2025 Term Loan C, 7.546%, 08/29/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	1,746	1,752
Star Parent, Inc., Term Loan B, 8.296%, 09/27/30 (3-Month USD TERM SOFR + 4.000%) (c) (d)	17,911	17,712
Station Casinos LLC, 2024 Term Loan B, 6.327%, 03/14/31 (1-Month USD TERM SOFR + 2.000%) (c) (d)	22,660	22,685
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 8.580%, 10/24/31 (3-Month USD TERM SOFR + 4.250%) (c) (d)	44,887	44,887
Telenet Financing USD LLC, 2020 USD Term Loan AR, 6.426%, 04/30/28 (1-Month USD TERM SOFR + 2.000%) (c) (d)	34,447	33,689
TransDigm, Inc.
2023 Term Loan J, 6.796%, 02/28/31 (3-Month USD TERM SOFR + 2.500%) (c) (d)	37,198	37,240
2024 Term Loan I, 7.046%, 08/24/28 (3-Month USD TERM SOFR + 2.750%) (c) (d)	21,654	21,718
TripAdvisor, Inc., Term Loan, 7.077%, 07/08/31 (1-Month USD TERM SOFR + 2.750%) (c) (d)	41,257	40,741
Triton Water Holdings, Inc., 2025 Term Loan B, 6.546%, 03/31/28 (3-Month USD TERM SOFR + 2.250%) (c) (d)	11,358	11,394
	Principal	Value(a)
TruGreen LP, 2020 Term Loan, 8.427%, 11/02/27 (1-Month USD TERM SOFR + 4.000%) (c) (d)	$242,386	$228,449
Twitter, Inc.
2025 Fixed Term Loan, 9.500%, 10/26/29 (c) (d)	43,692	42,447
Term Loan, 10.927%, 10/26/29 (1-Month USD TERM SOFR + 6.500%) (c) (d)	52,528	51,281
UFC Holdings LLC, 2024 Term Loan B, 6.572%, 11/21/31 (3-Month USD TERM SOFR + 2.250%) (c) (d)	26,309	26,395
United Natural Foods, Inc., 2024 Term Loan, 9.077%, 05/01/31 (1-Month USD TERM SOFR + 4.750%) (c) (d)	57,327	57,757
Virgin Media Bristol LLC, USD Term Loan N, 6.926%, 01/31/28 (1-Month USD TERM SOFR + 2.500%) (c) (d)	95,714	94,278
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 6.077%, 12/20/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	100,913	101,110
Voyager Parent LLC, Term Loan B, 0.000%, 05/09/32 (b) (c) (d) (f)	81,462	80,502
WEC U.S. Holdings Ltd., 2024 Term Loan, 6.574%, 01/27/31 (1-Month USD TERM SOFR + 2.250%) (b) (c) (d)	40,955	40,952
Xerox Holdings Corp., 2023 Term Loan B, 8.217%, 11/17/29 (6-Month USD TERM SOFR + 4.000%) (c) (d)	44,664	42,933
Zayo Group Holdings, Inc., USD Term Loan, 7.441%, 03/09/27 (1-Month USD TERM SOFR + 3.000%) (c) (d)	112,804	107,248
Total bank loans (cost: $7,049,799)		6,782,555
Foreign Bonds (0.6%)
Brazil Government International Bonds, 6.125%, 03/15/34	200,000	198,574
Costa Rica Government International Bonds, 6.550%, 04/03/34	200,000	208,556
Hungary Government International Bonds, 2.125%, 09/22/31	250,000	207,711
Israel Government International Bonds, 5.375%, 02/19/30	275,000	280,198

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Mexico Government International Bonds 2.659%, 05/24/31	$313,000	$270,651
4.875%, 05/19/33	287,000	270,701
Panama Government International Bonds, 2.252%, 09/29/32	250,000	190,419
Paraguay Government International Bonds, 3.849%, 06/28/33	200,000	181,274
Republic of South Africa Government International Bonds
4.850%, 09/30/29	200,000	192,736
5.875%, 06/22/30	200,000	199,124
Romania Government International Bonds, 3.625%, 03/27/32	300,000	257,201
Total foreign bonds (cost: $2,422,757)		2,457,145
	Shares/ Principal	Value(a)
Convertible Foreign Bond (0.1%)
Davide Campari-Milano NV, 2.375%, 01/17/29	$200,000	$225,366
Total long-term debt securities (cost: $451,814,044)		442,453,831
Short-Term Securities (8.8%)
Investment Companies (8.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.270%	37,152,847	37,152,847
Total short-term securities (cost: $37,152,847)		37,152,847
Total investments in securities (cost: $488,966,891) (g)		479,606,678
Liabilities in excess of cash and other assets (-13.0%)		(55,318,477)
Total net assets (100.0%)		$424,288,201

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2025 the total cost of investments issued on a when-issued or forward commitment basis was $56,859,099.

(c)  Variable rate security.

(d)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)  This security is fair valued by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees of Securian Funds Trust and in accordance with Provisions of the Investment Company Act of 1940, as amended.

(f)  Unsettled security, coupon rate undetermined at June 30, 2025.

(g)  At June 30, 2025 the cost of investments for federal income tax purposes was $489,207,482. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$4,850,190
Gross unrealized depreciation	(14,213,554)
Net unrealized depreciation	$(9,363,364)

On June 30, 2025, SFT Core Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
07/11/25	1,694,000	EUR	1,840,929	USD	$–	$(148,748)	GSI
07/11/25	168,974	EUR	192,979	USD	–	(5,489)	GSI
07/11/25	192,925	EUR	220,333	USD	–	(6,267)	GSI
07/11/25	185,377	EUR	211,168	USD	–	(6,566)	GSI
07/11/25	428,420	EUR	488,023	USD	–	(15,175)	GSI
07/11/25	80,177	USD	71,498	EUR	3,801	–	GSI
07/11/25	208,395	USD	182,878	EUR	6,403	–	GSI
07/11/25	257,351	EUR	293,405	USD	–	(8,864)	GSI
07/11/25	134,005	EUR	150,272	USD	–	(7,123)	GSI
07/11/25	349,311	USD	300,455	EUR	3,586	–	GSI
07/11/25	8,324	EUR	9,641	USD	–	(135)	GSI
					$13,790	$(198,367)

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

Currency Legend

EUR  Euro

USD  United States Dollar

Counterparty Legend

GSI  Goldman Sachs International

Holdings of Open Futures Contracts

On June 30, 2025, $850,000 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
2 Year U.S. Treasury Note	September 2025	433	Long	$89,728,341	$90,074,149	$345,808
5 Year U.S. Treasury Note	September 2025	6	Long	648,385	654,000	5,615
10 Year U.S. Ultra	September 2025	6	Long	674,636	685,594	10,958
German Euro BOBL	September 2025	1	Short	(138,595)	(138,139)	456
German Euro Bund	September 2025	6	Short	(922,003)	(916,659)	5,344
German Euro BUXL	September 2025	2	Short	(282,050)	(278,766)	3,284
German Euro Schatz	September 2025	3	Short	(378,228)	(377,686)	542
U.S. Long Bond	September 2025	3	Long	340,687	346,406	5,719
U.S. Ultra Bond	September 2025	50	Long	5,911,959	5,956,250	44,291
					$96,005,149	$422,017
Country Diversification	%
United States	104.8%
Cayman Islands	4.2%
United Kingdom	1.1%
Ireland	0.8%
Germany	0.7%
Netherlands	0.2%
Japan	0.2%
Mexico	0.1%
Italy	0.1%
Spain	0.1%
Israel	0.1%
South Africa	0.1%
Kazakhstan	0.1%
Romania	0.1%
Canada	0.1%
Costa Rica	0.1%
Hungary	0.1%
Brazil	0.0%
Panama	0.0%
Paraguay	0.0%
United Arab Emirates	0.0%
Luxembourg	0.0%
Colombia	0.0%
Belgium	0.0%
France	0.0%
Liabilities in excess of cash and other assets	-13.0%
100.0%

See accompanying notes to financial statements.

SFT Equity Stabilization Fund
Investments in Securities

June 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (87.6%)
Investment Companies (87.6%)
iShares Core High Dividend ETF (b)	379,802	$44,501,400
iShares MSCI EAFE Minimum Volatility Factor ETF (b)	784,269	65,925,652
iShares MSCI Emerging Markets Minimum Volatility Factor ETF (b)	242,456	15,226,237
iShares MSCI Germany ETF (b)	296,791	12,557,227
iShares MSCI USA Minimum Volatility Factor ETF (b) (c)	881,287	82,726,411
iShares Short Duration Bond Active ETF (b)	318,620	16,281,482
Total mutual funds (cost: $166,673,012)		237,218,409
	Shares	Value(a)
Short-Term Securities (9.4%)
Investment Companies (9.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.270%	25,457,674	$25,457,674
Total investments excluding purchased options (cost: $192,130,686)		262,676,083
Total purchased options outstanding (0.1%) (cost: $209,729)		165,150
Total investments in securities (cost: $192,340,415) (d)		262,841,233
Cash and other assets in excess of liabilities (2.9%)		7,774,906
Total net assets (100.0%)		$270,616,139

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

(d)  At June 30, 2025, the cost of investments for federal income tax purposes was $195,338,620. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$68,683,993
Gross unrealized depreciation	–
Net unrealized appreciation	$68,683,993

Holdings of Open Futures Contracts

On June 30, 2025, securities with an aggregate fair value of $16,521,120 and cash collateral of $500,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2025	159	Long	$48,512,533	$49,717,313	$1,204,780

Put Options Purchased:

The Fund had the following put options purchased open at June 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,960	July 2025	45	$4,500	$165,150

Put Options Written:

The Fund had the following put options written open at June 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,340	July 2025	45	$4,500	$(23,400)

See accompanying notes to financial statements.

SFT Government Money Market Fund
Investments in Securities

June 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Securities (100.2%)
U.S. Government Obligations (92.2%)
Discount Notes (92.2%)
Federal Farm Credit Discount Notes, 4.294%, 08/14/25 (b)	$15,000,000	$14,922,450
Federal Home Loan Bank Discount Notes 3.737%, 07/07/25 (b)	20,000,000	19,985,933
3.933%, 07/10/25 (b)	28,900,000	28,869,474
4.104%, 07/16/25 (b)	20,000,000	19,964,767
4.128%, 07/18/25 (b)	8,000,000	7,984,058
4.236%, 07/30/25 (b)	10,000,000	9,965,957
4.272%, 08/08/25 (b)	3,000,000	2,986,621
4.274%, 08/07/25 (b)	25,000,000	24,891,313
4.309%, 08/27/25 (b)	8,700,000	8,641,870
Federal Home Loan Mortgage Corp. Discount Notes, 4.229%, 07/28/25 (b)	30,000,000	29,904,825
U.S. Treasury Bills 0.000%, 07/01/25	25,000,000	25,000,000
4.050%, 07/24/25	15,000,000	14,960,890
Total U.S. government obligations (cost: $208,078,158)		208,078,158
	Shares	Value(a)
Investment Companies (8.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.270%	18,109,044	$18,109,044
Total short-term securities (cost: $226,187,202)		226,187,202
Total investments in securities (cost: $226,187,202) (c)		226,187,202
Liabilities in excess of cash and other assets (-0.2%)		(395,000)
Total net assets (100.0%)		$225,792,202

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Also represents the cost of securities for federal income tax purposes at June 30, 2025.

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2025
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.3%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc. (b)	16,961	$617,381
Iridium Communications, Inc.	8,166	246,368
		863,749
Entertainment (0.1%)
Warner Music Group Corp. Class A	11,011	299,940
Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc. (b)	19,788	200,254
Media (0.6%)
EchoStar Corp. Class A (b)	10,219	283,066
New York Times Co. Class A	12,335	690,513
Nexstar Media Group, Inc.	2,204	381,182
		1,354,761
Consumer Discretionary (12.9%)
Automobile Components (0.8%)
Autoliv, Inc.	5,377	601,686
Gentex Corp.	17,093	375,875
Goodyear Tire & Rubber Co. (b)	21,758	225,631
Lear Corp.	4,008	380,680
Visteon Corp. (b)	2,097	195,650
		1,779,522
Automobiles (0.2%)
Harley-Davidson, Inc.	8,326	196,494
Thor Industries, Inc.	4,014	356,483
		552,977
Broadline Retail (0.4%)
Macy's, Inc.	21,215	247,367
Ollie's Bargain Outlet Holdings, Inc. (b)	4,637	611,064
		858,431
Diversified Consumer Services (1.5%)
Duolingo, Inc. (b)	3,044	1,248,101
Graham Holdings Co. Class B	277	262,089
Grand Canyon Education, Inc. (b)	2,125	401,625
H&R Block, Inc.	10,165	557,957
Service Corp. International	10,833	881,806
		3,351,578
Hotels, Restaurants & Leisure (3.3%)
Aramark	19,958	835,642
Boyd Gaming Corp.	4,649	363,691
Cava Group, Inc. (b)	6,188	521,215
Choice Hotels International, Inc.	1,662	210,875
Churchill Downs, Inc.	5,456	551,056
	Shares	Value(a)
Hilton Grand Vacations, Inc. (b)	4,397	$182,607
Hyatt Hotels Corp. Class A	3,197	446,461
Light & Wonder, Inc. (b)	6,426	618,567
Marriott Vacations Worldwide Corp.	2,372	171,519
Planet Fitness, Inc. Class A (b)	6,363	693,885
Texas Roadhouse, Inc.	5,043	945,109
Travel & Leisure Co.	5,057	260,992
Vail Resorts, Inc.	2,826	444,049
Wendy's Co.	12,284	140,283
Wingstop, Inc.	2,108	709,848
Wyndham Hotels & Resorts, Inc.	5,780	469,394
		7,565,193
Household Durables (1.7%)
KB Home	5,462	289,322
Somnigroup International, Inc.	15,659	1,065,595
Taylor Morrison Home Corp. (b)	7,643	469,433
Toll Brothers, Inc.	7,533	859,741
TopBuild Corp. (b)	2,217	717,732
Whirlpool Corp.	4,257	431,745
		3,833,568
Leisure Products (0.5%)
Brunswick Corp.	4,988	275,537
Mattel, Inc. (b)	24,590	484,915
Polaris, Inc.	3,963	161,096
YETI Holdings, Inc. (b)	6,306	198,765
		1,120,313
Specialty Retail (3.6%)
Abercrombie & Fitch Co. Class A (b)	3,628	300,580
AutoNation, Inc. (b)	1,859	369,290
Bath & Body Works, Inc.	16,221	485,981
Burlington Stores, Inc. (b)	4,861	1,130,863
Chewy, Inc. Class A (b)	16,743	713,587
Dick's Sporting Goods, Inc.	4,273	845,242
Five Below, Inc. (b)	4,158	545,446
Floor & Decor Holdings, Inc. Class A (b)	8,106	615,732
GameStop Corp. Class A (b)	30,998	756,041
Gap, Inc.	16,898	368,545
Lithia Motors, Inc.	1,979	668,546
Murphy USA, Inc.	1,450	589,860
Penske Automotive Group, Inc.	1,447	248,609
RH (b)	1,209	228,513
Valvoline, Inc. (b)	9,642	365,143
		8,231,978
Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd. (b)	8,912	157,742
Columbia Sportswear Co.	2,321	141,767
Crocs, Inc. (b)	4,257	431,149
PVH Corp.	3,654	250,664

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Skechers USA, Inc. Class A (b)	9,848	$621,409
Under Armour, Inc. Class A (b)	14,380	98,215
Under Armour, Inc. Class C (b)	9,701	62,960
VF Corp.	25,149	295,501
		2,059,407
Consumer Staples (5.2%)
Beverages (0.5%)
Boston Beer Co., Inc. Class A (b)	685	130,705
Celsius Holdings, Inc. (b)	11,904	552,226
Coca-Cola Consolidated, Inc.	4,464	498,406
		1,181,337
Consumer Staples Distribution & Retail (3.3%)
Albertsons Cos., Inc. Class A	30,692	660,185
BJ's Wholesale Club Holdings, Inc. (b)	10,023	1,080,780
Casey's General Stores, Inc.	2,885	1,472,129
Maplebear, Inc. (b)	12,509	565,907
Performance Food Group Co. (b)	11,878	1,038,969
Sprouts Farmers Market, Inc. (b)	7,453	1,227,062
U.S. Foods Holding Corp. (b)	17,618	1,356,762
		7,401,794
Food Products (0.9%)
Darling Ingredients, Inc. (b)	12,023	456,153
Flowers Foods, Inc.	14,953	238,949
Ingredion, Inc.	4,925	667,928
Lancaster Colony Corp.	1,497	258,637
Pilgrim's Pride Corp.	3,009	135,345
Post Holdings, Inc. (b)	3,375	367,976
		2,124,988
Personal Care Products (0.5%)
BellRing Brands, Inc. (b)	9,670	560,183
Coty, Inc. Class A (b)	27,815	129,340
elf Beauty, Inc. (b)	4,327	538,452
		1,227,975
Energy (3.6%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	14,579	362,142
NOV, Inc.	28,614	355,672
Valaris Ltd. (b)	4,946	208,276
Weatherford International PLC	5,492	276,303
		1,202,393
Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	25,546	484,097
Antero Resources Corp. (b)	22,215	894,820
Chord Energy Corp.	4,398	425,946
Civitas Resources, Inc.	6,486	178,495
CNX Resources Corp. (b)	11,021	371,187
	Shares	Value(a)
DT Midstream, Inc.	7,695	$845,757
HF Sinclair Corp.	12,196	501,012
Matador Resources Co.	8,772	418,600
Murphy Oil Corp.	10,216	229,860
Ovintiv, Inc.	19,786	752,857
PBF Energy, Inc. Class A	7,397	160,293
Permian Resources Corp.	48,483	660,339
Range Resources Corp.	18,142	737,835
Viper Energy, Inc.	9,973	380,271
		7,041,369
Financial (17.8%)
Banks (6.4%)
Associated Banc-Corp.	12,350	301,216
Bank OZK	7,976	375,351
Cadence Bank	14,193	453,892
Columbia Banking System, Inc.	16,008	374,267
Comerica, Inc.	9,942	593,040
Commerce Bancshares, Inc.	9,162	569,601
Cullen/Frost Bankers, Inc.	4,848	623,162
East West Bancorp, Inc.	10,480	1,058,270
First Financial Bankshares, Inc.	9,723	349,834
First Horizon Corp.	38,628	818,914
Flagstar Financial, Inc.	23,015	243,959
FNB Corp.	27,312	398,209
Glacier Bancorp, Inc.	9,015	388,366
Hancock Whitney Corp.	6,506	373,444
Home BancShares, Inc.	13,976	397,757
International Bancshares Corp.	4,019	267,505
Old National Bancorp	24,791	529,040
Pinnacle Financial Partners, Inc.	5,885	649,763
Prosperity Bancshares, Inc.	7,201	505,798
SouthState Corp.	7,434	684,151
Synovus Financial Corp.	10,586	547,825
Texas Capital Bancshares, Inc. (b)	3,492	277,265
UMB Financial Corp.	5,435	571,545
United Bankshares, Inc.	10,742	391,331
Valley National Bancorp	36,272	323,909
Webster Financial Corp.	12,811	699,481
Western Alliance Bancorp	8,245	642,945
Wintrust Financial Corp.	5,098	632,050
Zions Bancorp NA	11,166	579,962
		14,621,852
Capital Markets (3.7%)
Affiliated Managers Group, Inc.	2,218	436,436
Carlyle Group, Inc.	16,226	834,016
Evercore, Inc. Class A	2,752	743,095
Federated Hermes, Inc.	5,746	254,663
Hamilton Lane, Inc. Class A	3,292	467,859
Houlihan Lokey, Inc.	4,151	746,973
Interactive Brokers Group, Inc. Class A	33,191	1,839,113
Janus Henderson Group PLC	9,515	369,563
Jefferies Financial Group, Inc.	12,372	676,625

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Morningstar, Inc.	2,080	$652,974
SEI Investments Co.	7,205	647,441
Stifel Financial Corp.	7,837	813,324
		8,482,082
Consumer Finance (0.8%)
Ally Financial, Inc.	21,053	820,014
FirstCash Holdings, Inc.	2,932	396,231
SLM Corp.	15,951	523,033
		1,739,278
Financial Services (1.9%)
Equitable Holdings, Inc.	23,143	1,298,322
Essent Group Ltd.	7,722	468,957
Euronet Worldwide, Inc. (b)	3,121	316,407
MGIC Investment Corp.	18,082	503,403
Shift4 Payments, Inc. Class A (b)	5,090	504,470
Voya Financial, Inc.	7,273	516,383
Western Union Co.	25,171	211,940
WEX, Inc. (b)	2,657	390,287
		4,210,169
Insurance (4.4%)
American Financial Group, Inc.	5,456	688,602
Brighthouse Financial, Inc. (b)	4,287	230,512
CNO Financial Group, Inc.	7,550	291,279
Fidelity National Financial, Inc.	19,869	1,113,856
First American Financial Corp.	7,786	477,983
Hanover Insurance Group, Inc.	2,728	463,405
Kemper Corp.	4,551	293,722
Kinsale Capital Group, Inc.	1,720	832,308
Old Republic International Corp.	17,317	665,666
Primerica, Inc.	2,523	690,469
Reinsurance Group of America, Inc.	5,079	1,007,470
RenaissanceRe Holdings Ltd.	3,741	908,689
RLI Corp.	6,334	457,441
Ryan Specialty Holdings, Inc.	8,197	557,314
Selective Insurance Group, Inc.	4,595	398,157
Unum Group	12,216	986,564
		10,063,437
Mortgage REITs (0.6%)
Annaly Capital Management, Inc.	46,081	867,244
Starwood Property Trust, Inc.	24,558	492,879
		1,360,123
Health Care (8.3%)
Biotechnology (2.2%)
BioMarin Pharmaceutical, Inc. (b)	14,604	802,782
	Shares	Value(a)
Cytokinetics, Inc. (b)	9,095	$300,499
Exelixis, Inc. (b)	20,768	915,350
Halozyme Therapeutics, Inc. (b)	9,384	488,156
Neurocrine Biosciences, Inc. (b)	7,554	949,462
Roivant Sciences Ltd. (b)	31,974	360,347
Sarepta Therapeutics, Inc. (b)	7,484	127,976
United Therapeutics Corp. (b)	3,438	987,909
		4,932,481
Health Care Equipment & Supplies (1.4%)
Dentsply Sirona, Inc.	15,177	241,011
Envista Holdings Corp. (b)	12,907	252,203
Globus Medical, Inc. Class A (b)	8,598	507,454
Haemonetics Corp. (b)	3,795	283,145
Lantheus Holdings, Inc. (b)	5,256	430,256
LivaNova PLC (b)	4,063	182,916
Masimo Corp. (b)	3,433	577,499
Penumbra, Inc. (b)	3,001	770,147
		3,244,631
Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc. (b)	6,921	157,038
Amedisys, Inc. (b)	2,464	242,433
Chemed Corp.	1,171	570,195
Encompass Health Corp.	7,716	946,213
Ensign Group, Inc.	4,301	663,472
HealthEquity, Inc. (b)	6,601	691,521
Hims & Hers Health, Inc. (b)	14,931	744,310
Option Care Health, Inc. (b)	12,470	405,026
Tenet Healthcare Corp. (b)	7,074	1,245,024
		5,665,232
Health Care Technology (0.3%)
Doximity, Inc. Class A (b)	10,139	621,926
Life Sciences Tools & Services (1.6%)
Avantor, Inc. (b)	51,895	698,507
Bio-Rad Laboratories, Inc. Class A (b)	1,389	335,193
Bruker Corp.	8,366	344,679
Illumina, Inc. (b)	11,989	1,143,870
Medpace Holdings, Inc. (b)	1,795	563,379
Repligen Corp. (b)	3,937	489,684
Sotera Health Co. (b)	11,673	129,804
		3,705,116
Pharmaceuticals (0.3%)
Jazz Pharmaceuticals PLC (b)	4,694	498,127
Perrigo Co. PLC	10,469	279,732
		777,859
Industrials (22.2%)
Aerospace & Defense (2.1%)
ATI, Inc. (b)	10,733	926,687
BWX Technologies, Inc.	6,913	995,887

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Curtiss-Wright Corp.	2,944	$1,438,291
Hexcel Corp.	6,123	345,888
Woodward, Inc.	4,510	1,105,356
		4,812,109
Air Freight & Logistics (0.2%)
GXO Logistics, Inc. (b)	8,713	424,323
Building Products (2.2%)
AAON, Inc.	5,100	376,125
Advanced Drainage Systems, Inc.	5,334	612,663
Carlisle Cos., Inc.	3,287	1,227,366
Fortune Brands Innovations, Inc.	9,158	471,454
Owens Corning	6,485	891,817
Simpson Manufacturing Co., Inc.	3,162	491,090
Trex Co., Inc. (b)	8,099	440,424
UFP Industries, Inc.	4,590	456,062
		4,967,001
Commercial Services & Supplies (1.7%)
Brink's Co.	3,198	285,550
Clean Harbors, Inc. (b)	3,901	901,833
MSA Safety, Inc.	2,960	495,889
RB Global, Inc.	14,041	1,491,014
Tetra Tech, Inc.	20,067	721,609
		3,895,895
Construction & Engineering (3.2%)
AECOM	10,035	1,132,550
API Group Corp. (b)	18,553	947,131
Comfort Systems USA, Inc.	2,682	1,438,115
EMCOR Group, Inc.	3,409	1,823,440
Fluor Corp. (b)	12,540	642,926
MasTec, Inc. (b)	4,719	804,259
Valmont Industries, Inc.	1,511	493,447
		7,281,868
Electrical Equipment (1.5%)
Acuity, Inc.	2,311	689,464
EnerSys	2,976	255,252
NEXTracker, Inc. Class A (b)	10,858	590,349
nVent Electric PLC	12,459	912,622
Regal Rexnord Corp.	5,006	725,670
Sensata Technologies Holding PLC	11,140	335,425
		3,508,782
Ground Transportation (1.5%)
Avis Budget Group, Inc. (b)	1,259	212,834
Knight-Swift Transportation Holdings, Inc.	12,341	545,843
Landstar System, Inc.	2,644	367,569
Ryder System, Inc.	3,197	508,323
Saia, Inc. (b)	2,067	566,337
XPO, Inc. (b)	9,004	1,137,115
		3,338,021
	Shares	Value(a)
Machinery (5.1%)
AGCO Corp.	4,683	$483,098
Chart Industries, Inc. (b)	3,422	563,432
CNH Industrial NV	66,606	863,214
Crane Co.	3,777	717,214
Donaldson Co., Inc.	9,052	627,756
Esab Corp.	4,295	517,762
Flowserve Corp.	9,931	519,888
Graco, Inc.	12,664	1,088,724
ITT, Inc.	5,994	940,039
Lincoln Electric Holdings, Inc.	4,266	884,427
Middleby Corp. (b)	4,066	585,504
Mueller Industries, Inc.	8,426	669,614
Oshkosh Corp.	4,918	558,390
RBC Bearings, Inc. (b)	2,461	946,993
Terex Corp.	4,949	231,069
Timken Co.	4,823	349,909
Toro Co.	7,542	533,069
Watts Water Technologies, Inc. Class A	2,119	521,041
		11,601,143
Marine Transportation (0.2%)
Kirby Corp. (b)	4,239	480,745
Passenger Airlines (0.5%)
Alaska Air Group, Inc. (b)	9,244	457,393
American Airlines Group, Inc. (b)	50,225	563,525
		1,020,918
Professional Services (2.2%)
CACI International, Inc. Class A (b)	1,731	825,168
Concentrix Corp.	3,490	184,464
ExlService Holdings, Inc. (b)	12,390	542,558
Exponent, Inc.	3,806	284,346
FTI Consulting, Inc. (b)	2,564	414,086
Genpact Ltd.	12,166	535,426
Insperity, Inc.	2,669	160,460
KBR, Inc.	9,880	473,647
ManpowerGroup, Inc.	3,448	139,299
Maximus, Inc.	4,198	294,700
Parsons Corp. (b)	3,532	253,492
Paylocity Holding Corp. (b)	3,255	589,773
Science Applications International Corp.	3,592	404,495
		5,101,914
Trading Companies & Distributors (1.8%)
Applied Industrial Technologies, Inc.	2,879	669,223
Core & Main, Inc. Class A (b)	14,344	865,660
GATX Corp.	2,698	414,305
MSC Industrial Direct Co., Inc. Class A	3,381	287,453
Watsco, Inc.	2,706	1,195,024
WESCO International, Inc.	3,371	624,309
		4,055,974

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Information Technology (11.3%)
Communications Equipment (0.6%)
Ciena Corp. (b)	10,793	$877,795
Lumentum Holdings, Inc. (b)	5,255	499,540
		1,377,335
Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc. (b)	3,975	506,534
Avnet, Inc.	6,372	338,226
Belden, Inc.	2,944	340,915
Cognex Corp.	12,766	404,938
Coherent Corp. (b)	11,837	1,055,979
Crane NXT Co.	3,689	198,837
Fabrinet (b)	2,711	798,877
Flex Ltd. (b)	29,096	1,452,472
IPG Photonics Corp. (b)	1,927	132,289
Littelfuse, Inc.	1,876	425,345
Novanta, Inc. (b)	2,732	352,237
TD SYNNEX Corp.	5,724	776,747
Vontier Corp.	11,254	415,273
		7,198,669
IT Services (0.9%)
ASGN, Inc. (b)	3,241	161,823
Kyndryl Holdings, Inc. (b)	17,672	741,517
Okta, Inc. (b)	12,730	1,272,618
		2,175,958
Semiconductors & Semiconductor Equipment (2.5%)
Allegro MicroSystems, Inc. (b)	9,875	337,626
Amkor Technology, Inc.	8,576	180,010
Cirrus Logic, Inc. (b)	4,017	418,792
Entegris, Inc.	11,533	930,137
Lattice Semiconductor Corp. (b)	10,430	510,966
MACOM Technology Solutions Holdings, Inc. (b)	4,517	647,241
MKS, Inc.	5,087	505,444
Onto Innovation, Inc. (b)	3,730	376,469
Power Integrations, Inc.	4,198	234,668
Rambus, Inc. (b)	8,180	523,684
Silicon Laboratories, Inc. (b)	2,498	368,105
Synaptics, Inc. (b)	2,847	184,543
Universal Display Corp.	3,381	522,229
		5,739,914
Software (3.5%)
Appfolio, Inc. Class A (b)	1,789	411,971
Bill Holdings, Inc. (b)	7,218	333,905
Blackbaud, Inc. (b)	2,863	183,833
Commvault Systems, Inc. (b)	3,405	593,594
Docusign, Inc. (b)	15,344	1,195,144
Dolby Laboratories, Inc. Class A	4,648	345,161
Dropbox, Inc. Class A (b)	14,942	427,341
Dynatrace, Inc. (b)	22,735	1,255,199
Guidewire Software, Inc. (b)	6,421	1,511,824
Manhattan Associates, Inc. (b)	4,617	911,719
	Shares	Value(a)
Pegasystems, Inc.	6,788	$367,434
Qualys, Inc. (b)	2,809	401,322
		7,938,447
Technology Hardware Storage & Peripherals (0.6%)
Pure Storage, Inc. Class A (b)	23,668	1,362,804
Materials (5.3%)
Chemicals (1.4%)
Ashland, Inc.	3,479	174,924
Avient Corp.	6,906	223,133
Axalta Coating Systems Ltd. (b)	16,644	494,160
Cabot Corp.	4,044	303,300
NewMarket Corp.	628	433,860
Olin Corp.	8,714	175,064
RPM International, Inc.	9,729	1,068,634
Scotts Miracle-Gro Co.	3,219	212,325
Westlake Corp.	2,503	190,053
		3,275,453
Construction Materials (0.4%)
Eagle Materials, Inc.	2,514	508,104
Knife River Corp. (b)	4,279	349,338
		857,442
Containers & Packaging (1.3%)
AptarGroup, Inc.	5,030	786,843
Crown Holdings, Inc.	8,734	899,427
Graphic Packaging Holding Co.	22,980	484,188
Greif, Inc. Class A	1,925	125,106
Silgan Holdings, Inc.	6,135	332,394
Sonoco Products Co.	7,428	323,564
		2,951,522
Metals & Mining (2.0%)
Alcoa Corp.	19,715	581,790
Carpenter Technology Corp.	3,768	1,041,400
Cleveland-Cliffs, Inc. (b)	36,917	280,569
Commercial Metals Co.	8,511	416,273
Reliance, Inc.	4,005	1,257,169
Royal Gold, Inc.	5,071	901,827
		4,479,028
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	4,725	406,303
Real Estate (6.7%)
Diversified REITs (0.5%)
WP Carey, Inc.	16,676	1,040,249
Health Care REITs (0.7%)
Healthcare Realty Trust, Inc.	26,763	424,461
Omega Healthcare Investors, Inc.	22,039	807,729
Sabra Health Care REIT, Inc.	18,120	334,133
		1,566,323
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	15,222	155,721
See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Industrial REITs (1.0%)
EastGroup Properties, Inc.	4,045	$676,000
First Industrial Realty Trust, Inc.	10,005	481,541
Rexford Industrial Realty, Inc.	17,982	639,620
STAG Industrial, Inc.	14,169	514,051
		2,311,212
Office REITs (0.6%)
COPT Defense Properties	8,502	234,485
Cousins Properties, Inc.	12,787	383,993
Kilroy Realty Corp.	8,031	275,544
Vornado Realty Trust	12,717	486,298
		1,380,320
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (b)	3,587	917,483
Residential REITs (0.9%)
American Homes 4 Rent Class A	24,201	872,930
Equity LifeStyle Properties, Inc.	14,510	894,832
Independence Realty Trust, Inc.	17,773	314,404
		2,082,166
Retail REITs (1.0%)
Agree Realty Corp.	8,362	610,928
Brixmor Property Group, Inc.	23,235	605,040
Kite Realty Group Trust	16,740	379,161
NNN REIT, Inc.	14,313	618,035
		2,213,164
Specialized REITs (1.5%)
CubeSmart	17,360	737,800
EPR Properties	5,725	333,538
Gaming & Leisure Properties, Inc.	20,930	977,012
Lamar Advertising Co. Class A	6,647	806,680
National Storage Affiliates Trust	5,302	169,611
PotlatchDeltic Corp.	5,418	207,889
Rayonier, Inc.	10,603	235,175
		3,467,705
Utilities (2.8%)
Electric Utilities (1.0%)
ALLETE, Inc.	4,361	279,409
IDACORP, Inc.	4,127	476,462
OGE Energy Corp.	15,332	680,434
Portland General Electric Co.	8,304	337,392
TXNM Energy, Inc.	7,056	397,394
		2,171,091
Gas Utilities (1.1%)
National Fuel Gas Co.	6,806	576,536
New Jersey Resources Corp.	7,616	341,349
ONE Gas, Inc.	4,564	327,969
	Shares/ Principal	Value(a)
Southwest Gas Holdings, Inc.	4,555	$338,846
Spire, Inc.	4,431	323,419
UGI Corp.	16,330	594,739
		2,502,858
Independent Power And Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.	4,354	364,691
Multi-Utilities (0.2%)
Black Hills Corp.	5,522	309,784
Northwestern Energy Group, Inc.	4,635	237,776
		547,560
Water Utilities (0.3%)
Essential Utilities, Inc.	19,641	729,467
Total common stocks (cost: $156,812,497)		221,377,291
Mutual Funds (0.2%)
Investment Companies (0.2%)
SPDR Portfolio S&P 400 Mid Cap ETF (c)	8,000	435,040
Total mutual funds (cost: $425,274)		435,040
Short-Term Securities (2.5%)
Investment Companies (2.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.270%	4,722,387	4,722,387
U.S. Government Agencies and Obligations (0.4%)
U.S. Treasury Notes, current rate 3.750%, 04/15/26 (d)	$1,000,000	997,373
Total short-term securities (cost: $5,720,448)		5,719,760
Total investments in securities (cost: $162,958,219) (e)		227,532,091
Cash and other assets in excess of liabilities (0.0%)		15,095
Total net assets (100.0%)		$227,547,186

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

(e)  At June 30, 2025 the cost of investments for federal income tax purposes was $163,124,086. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$79,026,863
Gross unrealized depreciation	(14,537,156)
Net unrealized appreciation	$64,489,707

Holdings of Open Futures Contracts

On June 30, 2025, securities with an aggregate fair value of $997,373 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	September 2025	18	Long	$5,544,198	$5,625,900	$81,702

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities

June 30, 2025
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.7%)
Communication Services (9.5%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	199,779	$5,781,604
Verizon Communications, Inc.	117,053	5,064,884
		10,846,488
Entertainment (1.7%)
Electronic Arts, Inc.	6,335	1,011,699
Live Nation Entertainment, Inc. (b)	4,309	651,866
Netflix, Inc. (b)	11,845	15,861,995
Take-Two Interactive Software, Inc. (b)	4,698	1,140,909
TKO Group Holdings, Inc.	1,785	324,781
Walt Disney Co.	49,912	6,189,587
Warner Bros Discovery, Inc. (b)	62,508	716,342
		25,897,179
Interactive Media & Services (6.4%)
Alphabet, Inc. Class A	161,512	28,463,260
Alphabet, Inc. Class C	130,345	23,121,900
Match Group, Inc.	6,808	210,299
Meta Platforms, Inc. Class A	60,280	44,492,065
		96,287,524
Media (0.5%)
Charter Communications, Inc. Class A (b)	2,617	1,069,856
Comcast Corp. Class A	103,400	3,690,346
Fox Corp. Class A	5,903	330,804
Fox Corp. Class B	3,651	188,501
Interpublic Group of Cos., Inc.	10,214	250,039
News Corp. Class A	10,468	311,109
News Corp. Class B	3,093	106,121
Omnicom Group, Inc.	5,340	384,159
Paramount Global Class B	16,707	215,520
		6,546,455
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc.	13,278	3,163,616
Consumer Discretionary (10.0%)
Automobile Components (0.0%)
Aptiv PLC (b)	6,045	412,390
Automobiles (1.8%)
Ford Motor Co.	108,438	1,176,552
General Motors Co.	26,693	1,313,563
Tesla, Inc. (b)	77,802	24,714,583
		27,204,698
Broadline Retail (3.9%)
Amazon.com, Inc. (b)	262,331	57,552,798
eBay, Inc.	12,799	953,013
		58,505,811
	Shares	Value(a)
Distributors (0.1%)
Genuine Parts Co.	3,840	$465,830
LKQ Corp.	7,092	262,475
Pool Corp.	1,070	311,884
		1,040,189
Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc. Class A (b)	11,886	1,572,993
Booking Holdings, Inc.	903	5,227,684
Caesars Entertainment, Inc. (b)	5,734	162,788
Carnival Corp. (b)	29,150	819,698
Chipotle Mexican Grill, Inc. (b)	37,408	2,100,459
Darden Restaurants, Inc.	3,238	705,787
Domino's Pizza, Inc.	970	437,082
DoorDash, Inc. Class A (b)	9,519	2,346,529
Expedia Group, Inc.	3,306	557,656
Hilton Worldwide Holdings, Inc.	6,562	1,747,723
Las Vegas Sands Corp.	9,415	409,647
Marriott International, Inc. Class A	6,336	1,731,059
McDonald's Corp.	19,843	5,797,529
MGM Resorts International (b)	5,742	197,467
Norwegian Cruise Line Holdings Ltd. (b)	12,405	251,573
Royal Caribbean Cruises Ltd.	6,956	2,178,202
Starbucks Corp.	31,452	2,881,947
Wynn Resorts Ltd.	2,422	226,869
Yum! Brands, Inc.	7,627	1,130,169
		30,482,861
Household Durables (0.3%)
DR Horton, Inc.	7,675	989,461
Garmin Ltd.	4,229	882,677
Lennar Corp. Class A	6,365	704,033
Mohawk Industries, Inc. (b)	1,413	148,139
NVR, Inc. (b)	87	642,552
PulteGroup, Inc.	5,542	584,459
		3,951,321
Leisure Products (0.0%)
Hasbro, Inc.	3,657	269,960
Specialty Retail (1.6%)
AutoZone, Inc. (b)	465	1,726,187
Best Buy Co., Inc.	5,254	352,701
CarMax, Inc. (b)	4,191	281,677
Home Depot, Inc.	27,606	10,121,464
Lowe's Cos., Inc.	15,535	3,446,751
O'Reilly Automotive, Inc. (b)	23,733	2,139,055
Ross Stores, Inc.	9,035	1,152,685
TJX Cos., Inc.	30,998	3,827,943
Tractor Supply Co.	14,691	775,244
Ulta Beauty, Inc. (b)	1,278	597,874
Williams-Sonoma, Inc.	3,386	553,171
		24,974,752

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp. (b)	4,192	$432,070
Lululemon Athletica, Inc. (b)	3,069	729,133
NIKE, Inc. Class B	32,707	2,323,505
Ralph Lauren Corp.	1,133	310,759
Tapestry, Inc.	5,732	503,327
		4,298,794
Consumer Staples (5.3%)
Beverages (1.1%)
Brown-Forman Corp. Class B	4,962	133,527
Coca-Cola Co.	107,547	7,608,950
Constellation Brands, Inc. Class A	4,203	683,744
Keurig Dr. Pepper, Inc.	37,709	1,246,660
Molson Coors Beverage Co. Class B	4,750	228,428
Monster Beverage Corp. (b)	19,495	1,221,167
PepsiCo, Inc.	37,976	5,014,351
		16,136,827
Consumer Staples Distribution & Retail (1.9%)
Costco Wholesale Corp.	12,318	12,194,081
Dollar General Corp.	6,043	691,198
Dollar Tree, Inc. (b)	5,428	537,589
Kroger Co.	17,007	1,219,912
Sysco Corp.	13,446	1,018,400
Target Corp.	12,587	1,241,708
Walgreens Boots Alliance, Inc.	19,860	227,993
Walmart, Inc.	119,954	11,729,102
		28,859,983
Food Products (0.5%)
Archer-Daniels-Midland Co.	13,250	699,335
Bunge Global SA	3,679	295,350
Campbell's Co.	5,389	165,173
Conagra Brands, Inc.	13,216	270,531
General Mills, Inc.	15,163	785,595
Hershey Co.	4,057	673,259
Hormel Foods Corp.	8,057	243,724
J.M. Smucker Co.	2,915	286,253
Kellanova	7,420	590,113
Kraft Heinz Co.	23,987	619,344
Lamb Weston Holdings, Inc.	3,841	199,156
McCormick & Co., Inc.	6,992	530,133
Mondelez International, Inc. Class A	35,949	2,424,401
Tyson Foods, Inc. Class A	7,924	443,269
		8,225,636
Household Products (1.0%)
Church & Dwight Co., Inc.	6,810	654,509
Clorox Co.	3,422	410,880
Colgate-Palmolive Co.	22,470	2,042,523
Kimberly-Clark Corp.	9,184	1,184,001
Procter & Gamble Co.	65,094	10,370,776
		14,662,689
Personal Care Products (0.1%)
Estee Lauder Cos., Inc. Class A	6,484	523,907
Kenvue, Inc.	53,304	1,115,653
		1,639,560
	Shares	Value(a)
Tobacco (0.7%)
Altria Group, Inc.	46,767	$2,741,949
Philip Morris International, Inc.	43,215	7,870,748
		10,612,697
Energy (2.9%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	27,415	1,051,091
Halliburton Co.	23,869	486,450
Schlumberger NV	37,763	1,276,390
		2,813,931
Oil, Gas & Consumable Fuels (2.7%)
APA Corp.	10,018	183,229
Chevron Corp.	45,093	6,456,867
ConocoPhillips	35,049	3,145,297
Coterra Energy, Inc.	21,191	537,827
Devon Energy Corp.	17,827	567,077
Diamondback Energy, Inc.	5,174	710,908
EOG Resources, Inc.	15,153	1,812,450
EQT Corp.	16,521	963,505
Expand Energy Corp.	6,012	703,043
Exxon Mobil Corp.	119,663	12,899,671
Hess Corp.	7,653	1,060,247
Kinder Morgan, Inc.	53,673	1,577,986
Marathon Petroleum Corp.	8,529	1,416,752
Occidental Petroleum Corp.	19,672	826,421
ONEOK, Inc.	17,342	1,415,627
Phillips 66	11,312	1,349,522
Targa Resources Corp.	6,038	1,051,095
Texas Pacific Land Corp.	531	560,943
Valero Energy Corp.	8,666	1,164,884
Williams Cos., Inc.	33,900	2,129,259
		40,532,610
Financial (13.6%)
Banks (3.5%)
Bank of America Corp.	181,930	8,608,927
Citigroup, Inc.	51,855	4,413,897
Citizens Financial Group, Inc.	12,004	537,179
Fifth Third Bancorp	18,447	758,725
Huntington Bancshares, Inc.	40,447	677,892
JPMorgan Chase & Co.	77,159	22,369,166
KeyCorp	27,385	477,047
M&T Bank Corp.	4,456	864,419
PNC Financial Services Group, Inc.	10,963	2,043,722
Regions Financial Corp.	24,957	586,989
Truist Financial Corp.	36,337	1,562,128
U.S. Bancorp	43,195	1,954,574
Wells Fargo & Co.	90,349	7,238,762
		52,093,427
Capital Markets (3.3%)
Ameriprise Financial, Inc.	2,655	1,417,053
Bank of New York Mellon Corp.	19,772	1,801,427
Blackrock, Inc.	4,043	4,242,118
Blackstone, Inc.	20,166	3,016,430
Cboe Global Markets, Inc.	2,854	665,581
Charles Schwab Corp.	47,419	4,326,510

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
CME Group, Inc.	9,978	$2,750,136
Coinbase Global, Inc. Class A (b)	5,827	2,042,305
FactSet Research Systems, Inc.	1,121	501,401
Franklin Resources, Inc.	8,583	204,705
Goldman Sachs Group, Inc.	8,519	6,029,322
Intercontinental Exchange, Inc.	15,909	2,918,824
Invesco Ltd.	12,404	195,611
KKR & Co., Inc.	18,793	2,500,033
MarketAxess Holdings, Inc.	1,069	238,751
Moody's Corp.	4,286	2,149,815
Morgan Stanley	34,262	4,826,145
MSCI, Inc.	2,215	1,277,479
Nasdaq, Inc.	11,458	1,024,574
Northern Trust Corp.	5,360	679,595
Raymond James Financial, Inc.	5,006	767,770
S&P Global, Inc.	8,722	4,599,023
State Street Corp.	7,887	838,704
T. Rowe Price Group, Inc.	6,064	585,176
		49,598,488
Consumer Finance (0.6%)
American Express Co.	15,368	4,902,085
Capital One Financial Corp.	17,758	3,778,192
Synchrony Financial	10,568	705,308
		9,385,585
Financial Services (4.2%)
Berkshire Hathaway, Inc. Class B (b)	50,912	24,731,522
Corpay, Inc. (b)	1,994	661,649
Fidelity National Information Services, Inc.	14,566	1,185,818
Fiserv, Inc. (b)	15,393	2,653,907
Global Payments, Inc.	6,756	540,750
Jack Henry & Associates, Inc.	1,988	358,178
Mastercard, Inc. Class A	22,551	12,672,309
PayPal Holdings, Inc. (b)	27,001	2,006,715
Visa, Inc. Class A	47,504	16,866,295
Apollo Global Management, Inc.	12,534	1,778,199
		63,455,342
Insurance (2.0%)
Aflac, Inc.	13,509	1,424,659
Allstate Corp.	7,337	1,477,011
American International Group, Inc.	16,001	1,369,526
Aon PLC Class A	5,988	2,136,279
Arch Capital Group Ltd.	10,280	935,994
Arthur J Gallagher & Co.	7,143	2,286,617
Assurant, Inc.	1,355	267,599
Brown & Brown, Inc.	7,793	864,010
Chubb Ltd.	10,319	2,989,621
Cincinnati Financial Corp.	4,277	636,931
Erie Indemnity Co. Class A	702	243,447
Everest Group Ltd.	1,152	391,507
Globe Life, Inc.	2,254	280,150
Hartford Insurance Group, Inc.	7,863	997,579
Loews Corp.	4,750	435,385
	Shares	Value(a)
Marsh & McLennan Cos., Inc.	13,699	$2,995,149
MetLife, Inc.	15,655	1,258,975
Principal Financial Group, Inc.	5,698	452,592
Progressive Corp.	16,321	4,355,422
Prudential Financial, Inc.	9,802	1,053,127
Travelers Cos., Inc.	6,278	1,679,616
W.R. Berkley Corp.	8,313	610,756
Willis Towers Watson PLC	2,721	833,986
		29,975,938
Health Care (9.0%)
Biotechnology (1.5%)
AbbVie, Inc.	49,042	9,103,176
Amgen, Inc.	14,975	4,181,170
Biogen, Inc. (b)	4,045	508,011
Gilead Sciences, Inc.	34,508	3,825,902
Incyte Corp. (b)	4,447	302,841
Moderna, Inc. (b)	9,376	258,684
Regeneron Pharmaceuticals, Inc.	2,888	1,516,200
Vertex Pharmaceuticals, Inc. (b)	7,111	3,165,817
		22,861,801
Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	48,305	6,569,963
Align Technology, Inc. (b)	1,832	346,853
Baxter International, Inc.	14,247	431,399
Becton Dickinson & Co.	7,950	1,369,387
Boston Scientific Corp. (b)	41,075	4,411,866
Cooper Cos., Inc. (b)	5,464	388,818
Dexcom, Inc. (b)	10,818	944,303
Edwards Lifesciences Corp. (b)	16,231	1,269,427
GE HealthCare Technologies, Inc.	12,662	937,874
Hologic, Inc. (b)	6,113	398,323
IDEXX Laboratories, Inc. (b)	2,268	1,216,419
Insulet Corp. (b)	2,003	629,303
Intuitive Surgical, Inc. (b)	9,976	5,421,058
Medtronic PLC	35,608	3,103,949
ResMed, Inc.	4,067	1,049,286
Solventum Corp. (b)	3,817	289,481
STERIS PLC	2,675	642,589
Stryker Corp.	9,609	3,801,609
Zimmer Biomet Holdings, Inc.	5,484	500,196
		33,722,103
Health Care Providers & Services (1.7%)
Cardinal Health, Inc.	6,565	1,102,920
Cencora, Inc.	4,779	1,432,983
Centene Corp. (b)	13,731	745,319
Cigna Group	7,417	2,451,912
CVS Health Corp.	35,122	2,422,716
DaVita, Inc. (b)	1,099	156,552
Elevance Health, Inc.	6,273	2,439,946
HCA Healthcare, Inc.	4,809	1,842,328
Henry Schein, Inc. (b)	3,367	245,959
Humana, Inc.	3,390	828,787
Labcorp Holdings, Inc.	2,344	615,323
McKesson Corp.	3,474	2,545,678
Molina Healthcare, Inc. (b)	1,540	458,766

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Quest Diagnostics, Inc.	3,063	$550,207
UnitedHealth Group, Inc.	25,186	7,857,276
Universal Health Services, Inc. Class B	1,599	289,659
		25,986,331
Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	7,899	932,161
Bio-Techne Corp.	4,303	221,389
Charles River Laboratories International, Inc. (b)	1,310	198,766
Danaher Corp.	17,621	3,480,852
IQVIA Holdings, Inc. (b)	4,532	714,198
Mettler-Toledo International, Inc. (b)	597	701,308
Revvity, Inc.	3,258	315,114
Thermo Fisher Scientific, Inc.	10,481	4,249,626
Waters Corp. (b)	1,644	573,822
West Pharmaceutical Services, Inc.	2,027	443,508
		11,830,744
Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	56,502	2,615,478
Eli Lilly & Co.	21,840	17,024,935
Johnson & Johnson	66,802	10,204,005
Merck & Co., Inc.	69,716	5,518,719
Pfizer, Inc.	157,849	3,826,260
Viatris, Inc.	32,586	290,993
Zoetis, Inc.	12,299	1,918,029
		41,398,419
Industrials (8.3%)
Aerospace & Defense (2.1%)
Axon Enterprise, Inc. (b)	2,040	1,688,997
Boeing Co. (b)	20,934	4,386,301
General Dynamics Corp.	7,026	2,049,203
General Electric Co.	29,607	7,620,546
Howmet Aerospace, Inc.	11,214	2,087,262
Huntington Ingalls Industries, Inc.	1,089	262,950
L3Harris Technologies, Inc.	5,214	1,307,880
Lockheed Martin Corp.	5,801	2,686,675
Northrop Grumman Corp.	3,768	1,883,924
RTX Corp.	37,091	5,416,028
Textron, Inc.	4,975	399,443
TransDigm Group, Inc.	1,553	2,361,554
		32,150,763
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	3,250	311,837
Expeditors International of Washington, Inc.	3,723	425,353
FedEx Corp.	6,135	1,394,547
United Parcel Service, Inc. Class B	20,371	2,056,249
		4,187,986
Building Products (0.5%)
A.O. Smith Corp.	3,176	208,250
Allegion PLC	2,363	340,556
Builders FirstSource, Inc. (b)	3,068	358,005
	Shares	Value(a)
Carrier Global Corp.	22,136	$1,620,134
Johnson Controls International PLC	18,178	1,919,960
Lennox International, Inc.	900	515,916
Masco Corp.	5,844	376,120
Trane Technologies PLC	6,211	2,716,753
		8,055,694
Commercial Services & Supplies (0.5%)
Cintas Corp.	9,498	2,116,819
Copart, Inc. (b)	24,408	1,197,700
Republic Services, Inc.	5,616	1,384,962
Rollins, Inc.	7,761	437,876
Veralto Corp.	6,809	687,368
Waste Management, Inc.	10,113	2,314,057
		8,138,782
Construction & Engineering (0.1%)
Quanta Services, Inc.	4,087	1,545,213
Electrical Equipment (0.9%)
AMETEK, Inc.	6,404	1,158,868
Eaton Corp. PLC	10,843	3,870,842
Emerson Electric Co.	15,614	2,081,815
GE Vernova, Inc.	7,640	4,042,706
Generac Holdings, Inc. (b)	1,618	231,714
Hubbell, Inc.	1,510	616,699
Rockwell Automation, Inc.	3,094	1,027,734
		13,030,378
Electronic Equipment, Instruments & Components (0.0%)
Ralliant Corp. (b)	1	32
		32
Ground Transportation (0.9%)
CSX Corp.	52,156	1,701,850
JB Hunt Transport Services, Inc.	2,171	311,756
Norfolk Southern Corp.	6,270	1,604,932
Old Dominion Freight Line, Inc.	5,102	828,054
Uber Technologies, Inc. (b)	58,059	5,416,905
Union Pacific Corp.	16,588	3,816,567
		13,680,064
Industrial Conglomerates (0.4%)
3M Co.	14,932	2,273,248
Honeywell International, Inc.	17,843	4,155,278
		6,428,526
Machinery (1.5%)
Caterpillar, Inc.	13,058	5,069,246
Cummins, Inc.	3,807	1,246,792
Deere & Co.	7,014	3,566,549
Dover Corp.	3,780	692,609
Fortive Corp.	9,347	487,259
IDEX Corp.	2,049	359,743
Illinois Tool Works, Inc.	7,395	1,828,414
Ingersoll Rand, Inc.	11,155	927,873
Nordson Corp.	1,510	323,699
Otis Worldwide Corp.	10,879	1,077,239
PACCAR, Inc.	14,520	1,380,271
Parker-Hannifin Corp.	3,566	2,490,744

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Pentair PLC	4,483	$460,225
Snap-on, Inc.	1,455	452,767
Stanley Black & Decker, Inc.	4,295	290,986
Westinghouse Air Brake Technologies Corp.	4,695	982,898
Xylem, Inc.	6,727	870,205
		22,507,519
Passenger Airlines (0.2%)
Delta Air Lines, Inc.	18,128	891,535
Southwest Airlines Co.	15,821	513,233
United Airlines Holdings, Inc. (b)	9,006	717,148
		2,121,916
Professional Services (0.6%)
Automatic Data Processing, Inc.	11,266	3,474,434
Broadridge Financial Solutions, Inc.	3,240	787,417
Dayforce, Inc. (b)	4,402	243,827
Equifax, Inc.	3,433	890,417
Jacobs Solutions, Inc.	3,321	436,545
Leidos Holdings, Inc.	3,547	559,575
Paychex, Inc.	8,873	1,290,667
Paycom Software, Inc.	1,353	313,084
Verisk Analytics, Inc.	3,865	1,203,948
		9,199,914
Trading Companies & Distributors (0.3%)
Fastenal Co.	31,754	1,333,668
United Rentals, Inc.	1,875	1,412,625
WW Grainger, Inc.	1,227	1,276,375
		4,022,668
Information Technology (32.0%)
Communications Equipment (0.9%)
Arista Networks, Inc. (b)	28,503	2,916,142
Cisco Systems, Inc.	110,453	7,663,229
F5, Inc. (b)	1,621	477,093
Juniper Networks, Inc.	9,167	366,038
Motorola Solutions, Inc.	4,628	1,945,889
		13,368,391
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp. Class A	33,534	3,311,482
CDW Corp.	3,627	647,746
Corning, Inc.	21,346	1,122,586
Jabil, Inc.	2,998	653,864
Keysight Technologies, Inc. (b)	4,759	779,810
TE Connectivity PLC	8,161	1,376,516
Teledyne Technologies, Inc. (b)	1,368	700,840
Trimble, Inc. (b)	6,624	503,291
Zebra Technologies Corp. Class A (b)	1,410	434,788
		9,530,923
IT Services (1.1%)
Accenture PLC Class A	17,419	5,206,365
Akamai Technologies, Inc. (b)	4,014	320,157
Cognizant Technology Solutions Corp. Class A	13,595	1,060,818
	Shares	Value(a)
EPAM Systems, Inc. (b)	1,589	$280,967
Gartner, Inc. (b)	2,111	853,308
GoDaddy, Inc. Class A (b)	3,910	704,035
International Business Machines Corp.	25,804	7,606,503
VeriSign, Inc.	2,263	653,554
		16,685,707
Semiconductors & Semiconductor Equipment (12.3%)
Advanced Micro Devices, Inc. (b)	45,016	6,387,770
Analog Devices, Inc.	13,737	3,269,681
Applied Materials, Inc.	22,503	4,119,624
Broadcom, Inc.	130,545	35,984,729
Enphase Energy, Inc. (b)	3,629	143,890
First Solar, Inc. (b)	2,906	481,059
Intel Corp.	121,107	2,712,797
KLA Corp.	3,680	3,296,323
Lam Research Corp.	35,443	3,450,022
Microchip Technology, Inc.	14,891	1,047,880
Micron Technology, Inc.	31,028	3,824,201
Monolithic Power Systems, Inc.	1,329	972,004
NVIDIA Corp.	677,099	106,974,871
NXP Semiconductors NV	7,037	1,537,514
ON Semiconductor Corp. (b)	11,568	606,279
QUALCOMM, Inc.	30,462	4,851,378
Skyworks Solutions, Inc.	4,168	310,599
Teradyne, Inc.	4,416	397,087
Texas Instruments, Inc.	25,206	5,233,270
		185,600,978
Software (11.1%)
Adobe, Inc. (b)	11,833	4,577,951
ANSYS, Inc. (b)	2,421	850,304
Autodesk, Inc. (b)	5,953	1,842,870
Cadence Design Systems, Inc. (b)	7,594	2,340,091
Crowdstrike Holdings, Inc. Class A (b)	6,920	3,524,425
Fair Isaac Corp. (b)	690	1,261,293
Fortinet, Inc. (b)	17,614	1,862,152
Gen Digital, Inc.	15,153	445,498
Intuit, Inc.	7,751	6,104,920
Microsoft Corp.	206,358	102,644,533
Oracle Corp.	45,157	9,872,675
Palantir Technologies, Inc. Class A (b)	59,057	8,050,650
Palo Alto Networks, Inc. (b)	18,333	3,751,665
PTC, Inc. (b)	3,267	563,035
Roper Technologies, Inc.	3,055	1,731,696
Salesforce, Inc.	26,639	7,264,189
ServiceNow, Inc. (b)	5,747	5,908,376
Synopsys, Inc. (b)	4,280	2,194,271
Tyler Technologies, Inc. (b)	1,185	702,515
Workday, Inc. Class A (b)	6,025	1,446,000
		166,939,109
Technology Hardware Storage & Peripherals (6.0%)
Apple, Inc. (c)	414,680	85,079,896
Dell Technologies, Inc. Class C	8,317	1,019,664
Hewlett Packard Enterprise Co.	36,470	745,811

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
HP, Inc.	26,173	$640,192
NetApp, Inc.	5,604	597,106
Seagate Technology Holdings PLC	5,812	838,846
Super Micro Computer, Inc. (b)	14,250	698,392
Western Digital Corp.	9,631	616,288
		90,236,195
Materials (1.8%)
Chemicals (1.2%)
Air Products & Chemicals, Inc.	6,160	1,737,490
Albemarle Corp.	3,192	200,043
CF Industries Holdings, Inc.	4,498	413,816
Corteva, Inc.	18,882	1,407,275
Dow, Inc.	19,625	519,670
DuPont de Nemours, Inc.	11,575	793,929
Eastman Chemical Co.	3,185	237,792
Ecolab, Inc.	6,978	1,880,152
International Flavors & Fragrances, Inc.	7,047	518,307
Linde PLC	13,069	6,131,713
LyondellBasell Industries NV Class A	7,063	408,665
Mosaic Co.	8,795	320,842
PPG Industries, Inc.	6,302	716,853
Sherwin-Williams Co.	6,416	2,202,998
		17,489,545
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,693	929,389
Vulcan Materials Co.	3,647	951,211
		1,880,600
Containers & Packaging (0.2%)
Amcor PLC	63,619	584,659
Avery Dennison Corp.	2,130	373,751
Ball Corp.	7,702	432,005
International Paper Co.	14,599	683,671
Packaging Corp. of America	2,482	467,733
Smurfit WestRock PLC	13,690	590,723
		3,132,542
Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	39,791	1,724,940
Newmont Corp.	30,901	1,800,292
Nucor Corp.	6,382	826,724
Steel Dynamics, Inc.	3,740	478,758
		4,830,714
Real Estate (2.0%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc.	4,208	305,627
Healthpeak Properties, Inc.	19,270	337,418
Ventas, Inc.	12,529	791,206
Welltower, Inc.	17,248	2,651,535
		4,085,786
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	19,255	295,757
	Shares	Value(a)
Industrial REITs (0.2%)
Prologis, Inc.	25,664	$2,697,800
Office REITs (0.0%)
BXP, Inc.	4,022	271,364
Real Estate Management & Development (0.1%)
CBRE Group, Inc. Class A (b)	8,084	1,132,730
CoStar Group, Inc. (b)	11,669	938,188
		2,070,918
Residential REITs (0.2%)
AvalonBay Communities, Inc.	3,934	800,569
Camden Property Trust	2,934	330,633
Equity Residential	9,462	638,590
Essex Property Trust, Inc.	1,810	512,954
Invitation Homes, Inc.	15,775	517,420
Mid-America Apartment Communities, Inc.	3,236	478,960
UDR, Inc.	8,336	340,359
		3,619,485
Retail REITs (0.3%)
Federal Realty Investment Trust	2,085	198,054
Kimco Realty Corp.	18,714	393,368
Realty Income Corp.	25,073	1,444,456
Regency Centers Corp.	4,535	323,028
Simon Property Group, Inc.	8,492	1,365,174
		3,724,080
Specialized REITs (0.9%)
American Tower Corp.	12,939	2,859,778
Crown Castle, Inc.	12,033	1,236,150
Digital Realty Trust, Inc.	8,762	1,527,479
Equinix, Inc.	2,716	2,160,496
Extra Space Storage, Inc.	5,869	865,325
Iron Mountain, Inc.	8,133	834,202
Public Storage	4,435	1,301,318
SBA Communications Corp.	2,934	689,021
VICI Properties, Inc.	29,338	956,419
Weyerhaeuser Co.	20,090	516,112
		12,946,300
Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	7,073	427,704
American Electric Power Co., Inc.	14,764	1,531,913
Constellation Energy Corp.	8,662	2,795,747
Duke Energy Corp.	21,487	2,535,466
Edison International	10,619	547,940
Entergy Corp.	12,392	1,030,023
Evergy, Inc.	6,350	437,705
Eversource Energy	10,156	646,125
Exelon Corp.	28,028	1,216,976
FirstEnergy Corp.	14,202	571,773
NextEra Energy, Inc.	57,156	3,967,770
NRG Energy, Inc.	5,428	871,628
PG&E Corp.	61,016	850,563
Pinnacle West Capital Corp.	3,315	296,593
PPL Corp.	20,442	692,779

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Southern Co.	30,514	$2,802,101
Xcel Energy, Inc.	16,013	1,090,485
		22,313,291
Gas Utilities (0.0%)
Atmos Energy Corp.	4,395	677,313
Independent Power And Renewable Electricity Producers (0.1%)
AES Corp.	19,687	207,107
Vistra Corp.	9,420	1,825,690
		2,032,797
Multi-Utilities (0.6%)
Ameren Corp.	7,465	716,939
CenterPoint Energy, Inc.	18,045	662,973
CMS Energy Corp.	8,268	572,807
Consolidated Edison, Inc.	10,003	1,003,801
Dominion Energy, Inc.	23,676	1,338,168
DTE Energy Co.	5,738	760,055
NiSource, Inc.	13,012	524,904
Public Service Enterprise Group, Inc.	13,795	1,161,263
Sempra	18,106	1,371,892
WEC Energy Group, Inc.	8,796	916,543
		9,029,345
	Shares	Value(a)
Water Utilities (0.1%)
American Water Works Co., Inc.	5,396	$750,638
Total common stocks (cost: $392,956,528)		1,456,953,182
Short-Term Securities (3.3%)
Investment Companies (3.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.270%	50,006,464	50,006,464
Total short-term securities (cost: $50,006,464)		50,006,464
Total investments in securities (cost: $442,962,992) (d)		1,506,959,646
Cash and other assets in excess of liabilities (0.0%)		451,786
Total net assets (100.0%)		$1,507,411,432

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

(d)  At June 30, 2025, the cost of investments for federal income tax purposes was $445,871,226. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,078,942,702
Gross unrealized depreciation	(16,690,079)
Net unrealized appreciation	$1,062,252,623

Holdings of Open Futures Contracts

On June 30, 2025, securities with an aggregate fair value of $28,723,800 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2025	155	Long	$47,302,359	$48,466,562	$1,164,203

See accompanying notes to financial statements.

SFT Macquarie Growth Fund (formerly know as SFT Delaware IvySM Growth Fund)
Investments in Securities

June 30, 2025
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.3%)
Communication Services (3.5%)
Interactive Media & Services (3.5%)
Alphabet, Inc. Class A	129,152	$22,760,457
Consumer Discretionary (9.7%)
Automobiles (1.4%)
Ferrari NV	18,473	9,065,440
Broadline Retail (6.6%)
Amazon.com, Inc. (b)	194,183	42,601,809
Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc.	1,834	10,617,466
Consumer Staples (2.0%)
Beverages (2.0%)
Coca-Cola Co.	179,664	12,711,228
Financial (15.0%)
Capital Markets (7.5%)
Intercontinental Exchange, Inc.	124,318	22,808,623
MSCI, Inc.	26,224	15,124,430
S&P Global, Inc.	19,794	10,437,178
		48,370,231
Financial Services (7.5%)
Mastercard, Inc. Class A	30,842	17,331,353
Visa, Inc. Class A	87,270	30,985,214
		48,316,567
Health Care (9.9%)
Health Care Equipment & Supplies (3.6%)
Cooper Cos., Inc. (b)	99,035	7,047,331
IDEXX Laboratories, Inc. (b)	10,246	5,495,340
Intuitive Surgical, Inc. (b)	19,801	10,760,061
		23,302,732
Health Care Providers & Services (2.2%)
UnitedHealth Group, Inc.	43,927	13,703,906
Health Care Technology (1.7%)
Veeva Systems, Inc. Class A (b)	38,530	11,095,869
Life Sciences Tools & Services (2.4%)
Danaher Corp.	78,933	15,592,425
Industrials (7.8%)
Commercial Services & Supplies (2.5%)
Waste Connections, Inc.	86,133	16,082,754
Ground Transportation (1.0%)
Old Dominion Freight Line, Inc.	41,087	6,668,420
Professional Services (4.3%)
Broadridge Financial Solutions, Inc.	37,448	9,100,987
Equifax, Inc.	46,497	12,059,927
Verisk Analytics, Inc.	19,713	6,140,600
		27,301,514
	Shares	Value(a)
Information Technology (47.6%)
Communications Equipment (0.7%)
Motorola Solutions, Inc.	10,351	$4,352,182
Electronic Equipment, Instruments & Components (1.0%)
CDW Corp.	36,102	6,447,456
IT Services (1.0%)
VeriSign, Inc.	22,128	6,390,566
Semiconductors & Semiconductor Equipment (15.9%)
Broadcom, Inc.	38,046	10,487,380
NVIDIA Corp.	507,924	80,246,913
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,038	11,106,616
		101,840,909
Software (22.3%)
Autodesk, Inc. (b)	25,189	7,797,759
Intuit, Inc.	23,506	18,514,031
Microsoft Corp.	200,177	99,570,041
Salesforce, Inc.	42,165	11,497,974
Synopsys, Inc. (b)	12,106	6,206,504
		143,586,309
Technology Hardware Storage & Peripherals (6.7%)
Apple, Inc.	209,907	43,066,619
Real Estate (3.8%)
Real Estate Management & Development (1.6%)
CoStar Group, Inc. (b)	127,655	10,263,462
Specialized REITs (2.2%)
Equinix, Inc.	17,742	14,113,229
Total common stocks (cost: $336,852,408)		638,251,550
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.270%	2,894,280	2,894,280
Total short-term securities (cost: $2,894,280)		2,894,280
Total investments in securities (cost: $339,746,688) (c)		641,145,830
Cash and other assets in excess of liabilities (0.2%)		1,356,852
Total net assets (100.0%)		$642,502,682

See accompanying notes to financial statements.

SFT Macquarie Growth Fund (formerly know as SFT Delaware IvySM Growth Fund)
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in the Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  At June 30, 2025 the cost of investments for federal income tax purposes was $340,163,612. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$307,602,601
Gross unrealized depreciation	(6,620,383)
Net unrealized appreciation	$300,982,218

See accompanying notes to financial statements.

SFT Macquarie Small Cap Growth Fund (formerly know as SFT Delaware IvySM Small Cap Growth Fund)
Investments in Securities

June 30, 2025
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.9%)
Communication Services (2.1%)
Entertainment (2.1%)
IMAX Corp. (b)	119,901	$3,352,432
Consumer Discretionary (11.9%)
Automobile Components (2.2%)
Dorman Products, Inc. (b)	17,125	2,100,724
Modine Manufacturing Co. (b)	14,051	1,384,023
		3,484,747
Broadline Retail (1.9%)
Ollie's Bargain Outlet Holdings, Inc. (b)	23,060	3,038,847
Diversified Consumer Services (3.3%)
OneSpaWorld Holdings Ltd.	57,085	1,163,963
Universal Technical Institute, Inc. (b)	119,141	4,037,689
		5,201,652
Hotels, Restaurants & Leisure (4.5%)
Brinker International, Inc. (b)	11,146	2,009,958
Cheesecake Factory, Inc.	11,610	727,483
Genius Sports Ltd. (b)	120,045	1,248,468
Life Time Group Holdings, Inc. (b)	48,919	1,483,713
Sportradar Group AG Class A (b)	61,703	1,732,620
		7,202,242
Consumer Staples (3.4%)
Consumer Staples Distribution & Retail (1.9%)
Chefs' Warehouse, Inc. (b)	37,499	2,392,811
PriceSmart, Inc.	6,031	633,496
		3,026,307
Food Products (1.5%)
Vital Farms, Inc. (b)	63,926	2,462,430
Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Gulfport Energy Corp. (b)	8,140	1,637,524
Financial (7.8%)
Banks (1.3%)
Seacoast Banking Corp. of Florida	11,879	328,098
Western Alliance Bancorp	23,460	1,829,411
		2,157,509
Capital Markets (3.5%)
Hamilton Lane, Inc. Class A	11,259	1,600,129
Houlihan Lokey, Inc.	12,544	2,257,293
WisdomTree, Inc.	151,298	1,741,440
		5,598,862
Financial Services (0.5%)
Remitly Global, Inc. (b)	39,007	732,161
Insurance (2.5%)
Goosehead Insurance, Inc. Class A	9,141	964,467
Palomar Holdings, Inc. (b)	19,230	2,966,227
		3,930,694
	Shares	Value(a)
Health Care (22.3%)
Biotechnology (8.8%)
ADMA Biologics, Inc. (b)	119,740	$2,180,465
CareDx, Inc. (b)	49,022	957,890
Caris Life Sciences, Inc. (b)	12,115	323,713
Catalyst Pharmaceuticals, Inc. (b)	83,222	1,805,917
Halozyme Therapeutics, Inc. (b)	20,527	1,067,815
Insmed, Inc. (b)	11,094	1,116,500
Mirum Pharmaceuticals, Inc. (b)	41,176	2,095,447
Travere Therapeutics, Inc. (b)	56,076	829,925
Veracyte, Inc. (b)	44,440	1,201,213
Vericel Corp. (b)	57,611	2,451,348
		14,030,233
Health Care Equipment & Supplies (3.6%)
Alphatec Holdings, Inc. (b)	69,786	774,624
Integer Holdings Corp. (b)	24,341	2,993,213
PROCEPT BioRobotics Corp. (b)	13,068	752,717
TransMedics Group, Inc. (b)	8,635	1,157,176
		5,677,730
Health Care Providers & Services (5.2%)
Encompass Health Corp.	25,689	3,150,242
GeneDx Holdings Corp. (b)	28,621	2,642,005
Guardant Health, Inc. (b)	4,705	244,848
HealthEquity, Inc. (b)	14,278	1,495,763
Hims & Hers Health, Inc. (b)	12,830	639,576
		8,172,434
Pharmaceuticals (4.7%)
ANI Pharmaceuticals, Inc. (b)	36,827	2,402,962
Axsome Therapeutics, Inc. (b)	15,490	1,617,001
Harmony Biosciences Holdings, Inc. (b)	12,027	380,053
Tarsus Pharmaceuticals, Inc. (b)	76,659	3,105,456
		7,505,472
Industrials (23.7%)
Aerospace & Defense (5.8%)
AAR Corp. (b)	30,081	2,069,272
AeroVironment, Inc. (b)	4,626	1,318,179
ATI, Inc. (b)	30,923	2,669,892
Leonardo DRS, Inc.	49,672	2,308,754
Mercury Systems, Inc. (b)	14,802	797,236
		9,163,333
Commercial Services & Supplies (2.8%)
ACV Auctions, Inc. Class A (b)	155,436	2,521,172
Clean Harbors, Inc. (b)	8,200	1,895,676
		4,416,848
Construction & Engineering (3.6%)
Construction Partners, Inc. Class A (b)	29,256	3,109,327
Everus Construction Group, Inc. (b)	40,743	2,588,403
		5,697,730
See accompanying notes to financial statements.

SFT Macquarie Small Cap Growth Fund (formerly know as SFT Delaware IvySM Small Cap Growth Fund)
Investments in Securities – continued

	Shares	Value(a)
Electrical Equipment (2.1%)
American Superconductor Corp. (b)	90,609	$3,324,444
Machinery (3.1%)
Chart Industries, Inc. (b)	13,668	2,250,436
Federal Signal Corp.	8,493	903,825
Flowserve Corp.	35,449	1,855,755
		5,010,016
Marine Transportation (0.8%)
Kirby Corp. (b)	11,261	1,277,110
Passenger Airlines (0.6%)
SkyWest, Inc. (b)	8,994	926,112
Professional Services (3.9%)
CBIZ, Inc. (b)	40,971	2,938,031
ExlService Holdings, Inc. (b)	32,019	1,402,112
Huron Consulting Group, Inc. (b)	13,402	1,843,311
		6,183,454
Trading Companies & Distributors (1.0%)
FTAI Aviation Ltd.	14,667	1,687,292
Information Technology (22.8%)
Communications Equipment (1.9%)
Lumentum Holdings, Inc. (b)	32,270	3,067,586
Electronic Equipment, Instruments & Components (5.9%)
Advanced Energy Industries, Inc.	15,986	2,118,145
Itron, Inc. (b)	20,769	2,733,823
OSI Systems, Inc. (b)	19,988	4,494,502
		9,346,470
Semiconductors & Semiconductor Equipment (4.6%)
MACOM Technology Solutions Holdings, Inc. (b)	16,729	2,397,098
Rambus, Inc. (b)	10,922	699,227
Silicon Laboratories, Inc. (b)	19,347	2,850,974
Synaptics, Inc. (b)	20,848	1,351,367
		7,298,666
	Shares	Value(a)
Software (10.4%)
Agilysys, Inc. (b)	14,202	$1,628,117
AvePoint, Inc. (b)	149,387	2,884,663
Clearwater Analytics Holdings, Inc. Class A (b)	104,637	2,294,689
CyberArk Software Ltd. (b)	1,989	809,284
Descartes Systems Group, Inc. (b)	17,096	1,737,723
Intapp, Inc. (b)	21,261	1,097,493
Rubrik, Inc. Class A (b)	17,386	1,557,612
SailPoint, Inc. (b)	69,801	1,595,651
SoundHound AI, Inc. Class A (b)	53,352	572,467
Vertex, Inc. Class A (b)	43,632	1,541,737
Workiva, Inc. (b)	12,042	824,275
		16,543,711
Materials (0.9%)
Construction Materials (0.9%)
Knife River Corp. (b)	17,557	1,433,354
Total common stocks (cost: $127,090,089)		152,587,402
Mutual Funds (2.3%)
Investment Companies (2.3%)
iShares Russell 2000 Growth ETF (c)	12,706	3,632,137
Total mutual funds (cost: $3,334,057)		3,632,137
Short-Term Securities (2.1%)
Investment Companies (2.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.270%	3,285,888	3,285,888
Total short-term securities (cost: $3,285,888)		3,285,888
Total investments in securities (cost: $133,710,034) (d)		159,505,427
Liabilities in excess of cash and other assets (-0.3%)		(532,354)
Total net assets (100.0%)		$158,973,073

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

(d)  At June 30, 2025 the cost of investments for federal income tax purposes was $134,198,619. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$29,667,211
Gross unrealized depreciation	(4,360,403)
Net unrealized appreciation	$25,306,808

See accompanying notes to financial statements.

SFT Real Estate Securities Fund
Investments in Securities

June 30, 2025
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.0%)
Consumer Discretionary (2.2%)
Hotels, Restaurants & Leisure (2.2%)
Boyd Gaming Corp.	15,460	$1,209,436
Caesars Entertainment, Inc. (b)	46,745	1,327,090
		2,536,526
Health Care (0.2%)
PACS Group, Inc. (b)	22,294	288,039
Real Estate (96.6%)
Health Care REITs (14.5%)
CareTrust REIT, Inc.	24,154	739,113
Healthcare Realty Trust, Inc.	186,178	2,952,783
Omega Healthcare Investors, Inc.	22,748	833,714
Welltower, Inc.	80,895	12,435,988
		16,961,598
Hotels & Resort REITs (2.2%)
Host Hotels & Resorts, Inc.	165,608	2,543,739
Industrial REITs (7.8%)
Americold Realty Trust, Inc.	66,776	1,110,485
EastGroup Properties, Inc.	3,211	536,622
Lineage, Inc.	10,690	465,229
Prologis, Inc.	66,434	6,983,542
		9,095,878
Office REITs (4.1%)
BXP, Inc.	15,416	1,040,118
Highwoods Properties, Inc.	59,604	1,853,088
Hudson Pacific Properties, Inc. (b)	317,423	869,739
Kilroy Realty Corp.	29,625	1,016,434
		4,779,379
Residential REITs (15.3%)
American Homes 4 Rent Class A	47,034	1,696,516
Essex Property Trust, Inc.	12,872	3,647,925
Invitation Homes, Inc.	140,676	4,614,173
Sun Communities, Inc.	38,845	4,913,504
UDR, Inc.	72,693	2,968,055
		17,840,173
	Shares	Value(a)
Retail REITs (9.9%)
Agree Realty Corp.	25,230	$1,843,304
Kimco Realty Corp.	109,971	2,311,590
Kite Realty Group Trust	51,230	1,160,359
Realty Income Corp.	36,632	2,110,370
Simon Property Group, Inc.	25,577	4,111,759
		11,537,382
Specialized REITs (42.8%)
American Tower Corp.	30,353	6,708,620
Crown Castle, Inc.	62,841	6,455,656
Digital Realty Trust, Inc.	47,361	8,256,443
Equinix, Inc.	5,931	4,717,933
Extra Space Storage, Inc.	31,120	4,588,333
Iron Mountain, Inc.	32,513	3,334,858
Lamar Advertising Co. Class A	6,823	828,039
Public Storage	10,596	3,109,078
SBA Communications Corp.	27,814	6,531,840
VICI Properties, Inc.	50,138	1,634,499
Weyerhaeuser Co.	150,990	3,878,933
		50,044,232
Total common stocks (cost: $111,227,860)		115,626,946
Short-Term Securities (0.9%)
Investment Companies (0.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.270%	996,569	996,569
Total short-term securities (cost: $996,569)		996,569
Total investments in securities (cost: $112,224,429) (c)		116,623,515
Cash and other assets in excess of liabilities (0.1%)		149,272
Total net assets (100.0%)		$116,772,787

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  At June 30, 2025, the cost of investments for federal income tax purposes was $112,301,179. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$13,644,537
Gross unrealized depreciation	(9,322,201)
Net unrealized appreciation	$4,322,336

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2025
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Communication Services (4.7%)
Interactive Media & Services (3.1%)
Alphabet, Inc. Class A	13,673	$2,409,593
Alphabet, Inc. Class C	12,700	2,252,853
Meta Platforms, Inc. Class A	700	516,663
Pinterest, Inc. Class A (b)	29,971	1,074,760
		6,253,869
Media (0.7%)
Comcast Corp. Class A	39,721	1,417,643
Wireless Telecommunication Services (0.9%)
T-Mobile U.S., Inc.	7,213	1,718,569
Consumer Discretionary (7.2%)
Broadline Retail (1.9%)
Amazon.com, Inc. (b)	16,700	3,663,813
Hotels, Restaurants & Leisure (1.4%)
McDonald's Corp.	9,314	2,721,271
Specialty Retail (3.9%)
AutoZone, Inc. (b)	717	2,661,669
Home Depot, Inc.	7,111	2,607,177
Ross Stores, Inc.	11,499	1,467,042
Tractor Supply Co.	20,315	1,072,023
		7,807,911
Consumer Staples (6.8%)
Consumer Staples Distribution & Retail (1.4%)
Dollar Tree, Inc. (b)	12,800	1,267,712
Walmart, Inc.	14,400	1,408,032
		2,675,744
Food Products (1.3%)
Mondelez International, Inc. Class A	37,903	2,556,178
Household Products (2.4%)
Colgate-Palmolive Co.	18,802	1,709,102
Procter & Gamble Co.	19,642	3,129,363
		4,838,465
Personal Care Products (1.7%)
Kenvue, Inc.	158,681	3,321,194
Energy (8.0%)
Energy Equipment & Services (1.7%)
Schlumberger NV	63,910	2,160,158
TechnipFMC PLC	38,263	1,317,778
		3,477,936
Oil, Gas & Consumable Fuels (6.3%)
Chevron Corp.	16,233	2,324,403
ConocoPhillips	30,893	2,772,338
Diamondback Energy, Inc.	5,323	731,380
Exxon Mobil Corp.	12,221	1,317,424
Phillips 66	8,204	978,737
Range Resources Corp.	63,071	2,565,098
Valero Energy Corp.	12,700	1,707,134
		12,396,514
	Shares	Value(a)
Financial (24.0%)
Banks (6.6%)
Bank of America Corp.	55,496	$2,626,071
Citigroup, Inc.	14,477	1,232,282
JPMorgan Chase & Co.	26,332	7,633,910
KeyCorp.	89,924	1,566,476
		13,058,739
Capital Markets (4.8%)
Charles Schwab Corp.	40,591	3,703,523
CME Group, Inc.	3,833	1,056,451
Goldman Sachs Group, Inc.	1,893	1,339,771
Intercontinental Exchange, Inc.	18,485	3,391,443
		9,491,188
Consumer Finance (1.6%)
American Express Co.	7,785	2,483,259
Capital One Financial Corp.	3,800	808,488
		3,291,747
Financial Services (6.3%)
Berkshire Hathaway, Inc. Class B (b)	13,406	6,512,233
Corebridge Financial, Inc.	47,763	1,695,586
Corpay, Inc. (b)	3,622	1,201,852
Fiserv, Inc. (b)	11,676	2,013,059
Visa, Inc. Class A	2,831	1,005,147
		12,427,877
Insurance (4.2%)
Allstate Corp.	17,762	3,575,668
Chubb Ltd.	4,220	1,222,618
MetLife, Inc.	6,161	495,468
Progressive Corp.	1,107	295,414
Travelers Cos., Inc.	10,101	2,702,422
		8,291,590
Mortgage REITs (0.5%)
Annaly Capital Management, Inc.	54,436	1,024,486
Health Care (12.2%)
Biotechnology (1.2%)
Gilead Sciences, Inc.	22,250	2,466,858
Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	8,100	1,101,681
Alcon AG	18,909	1,669,287
Becton Dickinson & Co.	9,341	1,608,987
		4,379,955
Health Care Providers & Services (6.5%)
Cencora, Inc.	9,404	2,819,789
Cigna Group	5,400	1,785,132
Elevance Health, Inc.	6,354	2,471,452
Quest Diagnostics, Inc.	6,185	1,111,012
Tenet Healthcare Corp. (b)	13,079	2,301,904
UnitedHealth Group, Inc.	7,320	2,283,620
		12,772,909

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Life Sciences Tools & Services (1.3%)
Danaher Corp.	3,689	$728,725
Revvity, Inc.	19,138	1,851,027
		2,579,752
Pharmaceuticals (1.0%)
AstraZeneca PLC ADR	27,425	1,916,459
Industrials (16.1%)
Aerospace & Defense (2.8%)
General Electric Co.	10,133	2,608,133
L3Harris Technologies, Inc.	6,343	1,591,078
Northrop Grumman Corp.	2,638	1,318,947
		5,518,158
Building Products (0.4%)
Owens Corning	6,095	838,184
Commercial Services & Supplies (1.0%)
Republic Services, Inc.	7,816	1,927,504
Electrical Equipment (2.1%)
AMETEK, Inc.	18,990	3,436,430
Rockwell Automation, Inc.	1,927	640,092
		4,076,522
Ground Transportation (3.6%)
Norfolk Southern Corp.	11,789	3,017,630
Old Dominion Freight Line, Inc.	9,991	1,621,539
Union Pacific Corp.	10,547	2,426,654
		7,065,823
Machinery (5.1%)
Deere & Co.	7,427	3,776,555
Parker-Hannifin Corp.	4,121	2,878,395
Westinghouse Air Brake Technologies Corp.	16,827	3,522,733
		10,177,683
Professional Services (0.5%)
Equifax, Inc.	3,860	1,001,168
Trading Companies & Distributors (0.6%)
Ferguson Enterprises, Inc.	5,301	1,154,293
Information Technology (7.7%)
Electronic Equipment, Instruments & Components (2.6%)
Keysight Technologies, Inc. (b)	25,685	4,208,744
TE Connectivity PLC	6,170	1,040,694
		5,249,438
IT Services (0.3%)
Accenture PLC Class A	1,800	538,002
	Shares	Value(a)
Semiconductors & Semiconductor Equipment (3.9%)
Analog Devices, Inc.	8,570	$2,039,831
Intel Corp.	35,842	802,861
KLA Corp.	1,682	1,506,635
Texas Instruments, Inc.	16,595	3,445,454
		7,794,781
Software (0.9%)
Microsoft Corp.	3,490	1,735,961
Materials (6.1%)
Chemicals (3.6%)
Linde PLC	5,720	2,683,709
PPG Industries, Inc.	8,965	1,019,769
Sherwin-Williams Co.	9,604	3,297,629
		7,001,107
Containers & Packaging (1.8%)
Ball Corp.	22,300	1,250,807
International Paper Co.	50,560	2,367,725
		3,618,532
Metals & Mining (0.7%)
Franco-Nevada Corp.	1,715	281,123
Freeport-McMoRan, Inc.	26,200	1,135,770
		1,416,893
Real Estate (2.7%)
Health Care REITs (0.6%)
Welltower, Inc.	8,300	1,275,959
Residential REITs (0.6%)
Essex Property Trust, Inc.	4,167	1,180,928
Specialized REITs (1.5%)
Public Storage	6,496	1,906,056
VICI Properties, Inc.	30,574	996,713
		2,902,769
Utilities (4.0%)
Electric Utilities (1.7%)
Southern Co.	7,600	697,908
Xcel Energy, Inc.	40,951	2,788,763
		3,486,671
Gas Utilities (0.6%)
Atmos Energy Corp.	7,464	1,150,277
Multi-Utilities (1.2%)
Ameren Corp.	24,160	2,320,327
Water Utilities (0.5%)
American Water Works Co., Inc.	7,010	975,161
Total common stocks (cost: $170,077,063)		196,956,808

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (0.3%)
Investment Companies (0.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.270%	429,204	$429,204
T. Rowe Price Government Reserve Fund, current rate 4.370%	172,402	172,402
Total short-term securities (cost: $601,606)		601,606
Total investments in securities (cost: $170,678,669) (c)		197,558,414
Cash and other assets in excess of liabilities (0.2%)		379,742
Total net assets (100.0%)		$197,938,156

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  At June 30, 2025, the cost of investments for federal income tax purposes was $170,962,948. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$32,678,376
Gross unrealized depreciation	(6,082,910)
Net unrealized appreciation	$26,595,466
Country Diversification	%
United States	97.3%
United Kingdom	1.6%
Switzerland	0.5%
Ireland	0.3%
Canada	0.1%
Liabilities in excess of cash and other assets	0.2%
100.0%

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities

June 30, 2025
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.4%)
Communication Services (10.3%)
Entertainment (1.9%)
Netflix, Inc. (b)	1,859	$2,489,442
Interactive Media & Services (7.3%)
Alphabet, Inc. Class A	31,290	5,514,237
Meta Platforms, Inc. Class A	5,611	4,141,423
		9,655,660
Wireless Telecommunication Services (1.1%)
T-Mobile U.S., Inc.	6,280	1,496,273
Consumer Discretionary (9.9%)
Automobiles (0.5%)
Tesla, Inc. (b)	2,105	668,674
Broadline Retail (5.1%)
Amazon.com, Inc. (b)	30,588	6,710,701
Distributors (0.8%)
Pool Corp.	3,654	1,065,068
Hotels, Restaurants & Leisure (1.2%)
Marriott International, Inc. Class A	5,471	1,494,732
Household Durables (0.5%)
Lennar Corp. Class A	6,252	691,534
Specialty Retail (1.8%)
AutoZone, Inc. (b)	363	1,347,540
TJX Cos., Inc.	8,457	1,044,355
		2,391,895
Consumer Staples (6.8%)
Beverages (0.8%)
Monster Beverage Corp. (b)	16,859	1,056,048
Consumer Staples Distribution & Retail (2.6%)
BJ's Wholesale Club Holdings, Inc. (b)	10,442	1,125,961
Walmart, Inc.	24,416	2,387,397
		3,513,358
Food Products (0.8%)
McCormick & Co., Inc.	13,737	1,041,539
Household Products (1.3%)
Procter & Gamble Co.	10,572	1,684,331
Tobacco (1.3%)
Philip Morris International, Inc.	9,485	1,727,503
Energy (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
ConocoPhillips	11,674	1,047,625
Expand Energy Corp.	5,488	641,767
Exxon Mobil Corp.	17,412	1,877,013
		3,566,405
	Shares	Value(a)
Financial (13.5%)
Banks (5.5%)
Bank of America Corp.	36,948	$1,748,379
JPMorgan Chase & Co.	11,516	3,338,604
Wells Fargo & Co.	26,617	2,132,554
		7,219,537
Capital Markets (2.0%)
Goldman Sachs Group, Inc.	499	353,167
KKR & Co., Inc.	6,568	873,741
Nasdaq, Inc.	16,045	1,434,744
		2,661,652
Consumer Finance (1.2%)
American Express Co.	4,857	1,549,286
Financial Services (2.5%)
Mastercard, Inc. Class A	5,818	3,269,367
Insurance (2.3%)
Arch Capital Group Ltd.	5,566	506,784
Chubb Ltd.	3,664	1,061,534
Progressive Corp.	5,562	1,484,276
		3,052,594
Health Care (8.0%)
Biotechnology (2.1%)
Gilead Sciences, Inc.	12,984	1,439,536
Vertex Pharmaceuticals, Inc. (b)	3,173	1,412,619
		2,852,155
Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	15,043	2,045,999
Boston Scientific Corp. (b)	16,218	1,741,975
		3,787,974
Health Care Providers & Services (0.9%)
Cencora, Inc.	4,095	1,227,886
Pharmaceuticals (2.1%)
Eli Lilly & Co.	3,493	2,722,898
Industrials (9.6%)
Aerospace & Defense (2.6%)
General Electric Co.	6,289	1,618,726
RTX Corp.	12,303	1,796,484
		3,415,210
Building Products (1.4%)
Builders FirstSource, Inc. (b)	5,898	688,237
Trane Technologies PLC	2,619	1,145,577
		1,833,814
Commercial Services & Supplies (0.9%)
Republic Services, Inc.	4,579	1,129,227

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Electrical Equipment (2.6%)
AMETEK, Inc.	6,074	$1,099,151
Emerson Electric Co.	7,764	1,035,174
GE Vernova, Inc.	2,451	1,296,947
		3,431,272
Machinery (2.1%)
Ingersoll Rand, Inc.	17,025	1,416,140
Parker-Hannifin Corp.	1,981	1,383,669
		2,799,809
Information Technology (30.9%)
Communications Equipment (1.0%)
Motorola Solutions, Inc.	3,090	1,299,221
Semiconductors & Semiconductor Equipment (13.0%)
Broadcom, Inc.	16,687	4,599,772
KLA Corp.	1,879	1,683,095
NVIDIA Corp.	62,108	9,812,443
Texas Instruments, Inc.	4,728	981,627
		17,076,937
Software (10.4%)
Microsoft Corp.	21,003	10,447,103
Roper Technologies, Inc.	2,574	1,459,046
Salesforce, Inc.	4,332	1,181,293
Workday, Inc. Class A (b)	2,787	668,880
		13,756,322
Technology Hardware Storage & Peripherals (6.5%)
Apple, Inc.	42,012	8,619,602
Materials (2.9%)
Chemicals (2.9%)
Linde PLC	3,346	1,569,876
RPM International, Inc.	8,263	907,608
Sherwin-Williams Co.	3,859	1,325,026
		3,802,510
	Shares	Value(a)
Real Estate (2.6%)
Health Care REITs (1.1%)
Welltower, Inc.	9,167	$1,409,243
Specialized REITs (1.5%)
American Tower Corp.	6,002	1,326,562
Iron Mountain, Inc.	6,441	660,653
		1,987,215
Utilities (2.2%)
Gas Utilities (1.2%)
Atmos Energy Corp.	9,777	1,506,734
Multi-Utilities (1.0%)
WEC Energy Group, Inc.	13,141	1,369,292
Total common stocks (cost: $78,189,221)		131,032,920
Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.270%	529,086	529,086
Total short-term securities (cost: $529,086)		529,086
Total investments in securities (cost: $78,718,307) (c)		131,562,006
Cash and other assets in excess of liabilities (0.2%)		211,990
Total net assets (100.0%)		$131,773,996

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  At June 30, 2025, the cost of investments for federal income tax purposes was $78,731,627. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$54,002,710
Gross unrealized depreciation	(1,172,331)
Net unrealized appreciation	$52,830,379

See accompanying notes to financial statements.

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2025

(Unaudited)

	SFT Balanced Stabilization Fund		SFT Core Bond Fund	SFT Equity Stabilization Fund		SFT Government Money Market Fund		SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund
Assets
Investments in securities, at fair value – see accompanying schedule for detailed listing*
Unaffiliated issuers		$266,598,266	$479,606,678		$262,841,233		$226,187,202	$227,532,091	$1,506,959,646
Affiliated issuers (Note 8)		310,823,375	–		–		–	–	–
Cash on demand deposit		9,032,431	70,300		7,725,000		–	–	–
Due from broker[1,2]		–	170,000		500,000		–	–	–
Foreign currency on deposit[3]		–	69,488		–		–	–	–
Receivable:
Fund shares sold		–	–		–		–	852	45,485
Investment securities sold (including paydowns)		3,529,937	1,604,587		–		–	–	151,035
Investment securities sold on a when-issued or forward – commitment basis (Note 2)		–	198,702		–		–	–	–
Investment securities sold on a TBA basis (Note 2)		–	3,403,714		–		–	–	–
Dividends and accrued interest		2,333,274	2,212,896		144,042		105,054	235,912	884,797
Refundable foreign income taxes withheld		–	–		–		–	–	232,548
Variation margin on futures contracts		261,292	97,159		–		–	–	–
Unrealized appreciation on forward foreign currency contracts		–	13,790		–		–	–	–
Prepaid expenses		5,630	8,076		7,320		6,926	6,856	12,271
Total assets		592,584,205	487,455,390		271,217,595		226,299,182	227,775,711	1,508,285,782
Liabilities
Payable:
Fund shares repurchased		393,123	358,988		88,101		348,280	78,941	399,306
Investment securities purchased		144,192	5,401,774		–		–	–	–
Investment securities purchased on a when-issued or forward – commitment basis (Note 2)		–	4,695,902		–		–	–	–
Investment securities purchased on a TBA basis (Note 2)		–	52,163,197		–		–	–	–
Adviser		389,281	230,301		183,997		103,417	71,139	354,699
Variation margin on futures contracts		–	–		261,452		–	1,391	–
Accrued expenses		79,400	118,660		44,506		55,283	77,054	120,345
Unrealized depreciation on forward foreign currency contracts		–	198,367		–		–	–	–
Options written at value[4]		52,000	–		23,400		–	–	–
Total liabilities		1,057,996	63,167,189		601,456		506,980	228,525	874,350
Net assets applicable to outstanding capital stock		$591,526,209	$424,288,201		$270,616,139		$225,792,202	$227,547,186	$1,507,411,432
Net Assets Consist of:
Paid in capital**		$186,569,272	$330,915,923		$146,087,067		$225,790,137	$(80,263,361)	$(240,362,638)
Total distributable earnings		404,956,937	93,372,278		124,529,072		2,065	307,810,547	1,747,774,070
Net assets		$591,526,209	$424,288,201		$270,616,139		$225,792,202	$227,547,186	$1,507,411,432
Net assets by class:
Class 1	$	N/A	$10,556,480	$	N/A	$	N/A	$46,607,779	$572,490,263
Class 2		591,526,209	413,731,721		270,616,139		225,792,202	180,939,407	934,921,169
Net asset value per share of outstanding capital stock by class:
Class 1		N/A	2.641		N/A		N/A	8.889	27.519
Class 2		24.844	2.534		16.165		1.000	8.530	26.409
* Identified cost
Unaffiliated issuers		$256,606,953	$488,966,891		$192,340,415		$226,187,202	$162,958,219	$442,962,992
Affiliated issuers		88,835,744	–		–		–	–	–
** Shares outstanding by class:
Class 1		N/A	3,997,454		N/A		N/A	5,243,541	20,803,830
Class 2		23,810,092	163,285,493		16,740,727		225,792,202	21,212,263	35,401,056
[1] Collateral for To Be Announced securities		$–	$680,000		$–		$–	$–	$–
[2] Cash collateral for open futures contracts		$–	$850,000		$500,000		$–	$–	$–
[3] Foreign currency on deposit (cost)		$–	$68,587		$–		$–	$–	$–
[4] Premiums received		$75,826	$–		$34,122		$–	$–	$–

See accompanying notes to financial statements.

	SFT Macquarie Growth Fund(a)		SFT Macquarie Small Cap Growth Fund(a)		SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
Assets
Investments in securities, at fair value – see accompanying schedule for detailed listing*
Unaffiliated issuers		$641,145,830		$159,505,427	$116,623,515		$197,558,414	$131,562,006
Affiliated issuers (Note 8)		–		–	–		–	–
Cash on demand deposit		–		–	–		148,352	–
Due from broker[1,2]		–		–	–		–	–
Foreign currency on deposit[3]		–		–	–		–	–
Receivable:
Fund shares sold		–		–	9,251		–	–
Investment securities sold (including paydowns)		29,818,909		152,767	9,995		313,919	717,295
Investment securities sold on a when-issued or forward – commitment basis (Note 2)		–		–	–		–	–
Investment securities sold on a TBA basis (Note 2)		–		–	–		–	–
Dividends and accrued interest		226,126		23,472	323,512		176,790	41,706
Refundable foreign income taxes withheld		7,720		–	–		15,180	1,635
Variation margin on futures contracts		–		–	–		–	–
Unrealized appreciation on forward foreign currency contracts		–		–	–		–	–
Prepaid expenses		8,914		6,498	6,133		6,780	6,223
Total assets		671,207,499		159,688,164	116,972,406		198,219,435	132,328,865
Liabilities
Payable:
Fund shares repurchased		312,357		65,710	34,889		94,143	22,178
Investment securities purchased		27,873,516		462,964	29,395		625	392,088
Investment securities purchased on a when-issued or forward – commitment basis (Note 2)		–		–	–		–	–
Investment securities purchased on a TBA basis (Note 2)		–		–	–		–	–
Adviser		466,807		147,561	94,749		138,671	89,977
Variation margin on futures contracts		–		–	–		–	–
Accrued expenses		52,137		38,856	40,586		47,840	50,626
Unrealized depreciation on forward foreign currency contracts		–		–	–		–	–
Options written at value[4]		–		–	–		–	–
Total liabilities		28,704,817		715,091	199,619		281,279	554,869
Net assets applicable to outstanding capital stock		$642,502,682		$158,973,073	$116,772,787		$197,938,156	$131,773,996
Net Assets Consist of:
Paid in capital**		$(214,303,942)		$(7,079,023)	$(31,564,909)		$(9,337,031)	$(22,335,479)
Total distributable earnings		856,806,624		166,052,096	148,337,696		207,275,187	154,109,475
Net assets		$642,502,682		$158,973,073	$116,772,787		$197,938,156	$131,773,996
Net assets by class:
Class 1	$	N/A	$	N/A	$17,167,857	$	N/A	$8,881,849
Class 2		642,502,682		158,973,073	99,604,930		197,938,156	122,892,147
Net asset value per share of outstanding capital stock by class:
Class 1		N/A		N/A	7.276		N/A	35.587
Class 2		47.979		26.134	6.982		27.066	34.607
* Identified cost
Unaffiliated issuers		$339,746,688		$133,710,034	$112,224,429		$170,678,669	$78,718,307
Affiliated issuers		–		–	–		–	–
** Shares outstanding by class:
Class 1		N/A		N/A	2,359,411		N/A	249,581
Class 2		13,391,205		6,083,027	14,266,037		7,313,171	3,551,070
[1] Collateral for To Be Announced securities		$–		$–	$–		$–	$–
[2] Cash collateral for open futures contracts		$–		$–	$–		$–	$–
[3] Foreign currency on deposit (cost)		$–		$–	$–		$–	$–
[4] Premiums received		$–		$–	$–		$–	$–

(a)  See Note 1 of accompanying notes to the financial statements regarding former names of the funds.

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2025

(Unaudited)

	SFT Balanced Stabilization Fund	SFT Core Bond Fund	SFT Equity Stabilization Fund	SFT Government Money Market Fund	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund
Income:
Interest[1]	$5,204,684	$9,386,428	$–	$4,392,365	$36,572	$–
Dividends[1]	522,294	361,156	3,776,506	454,097	1,850,318	10,345,019
Foreign tax withholding	–	(403)	–	–	(4,211)	(2,161)
Total investment income	5,726,978	9,747,181	3,776,506	4,846,462	1,882,679	10,342,858
Expenses (Note 4):
Investment advisory fee	1,611,841	838,858	758,419	280,948	164,800	959,981
Rule 12b-1 fees	732,655	511,269	344,736	280,948	220,233	1,098,206
Audit and accounting services	136,713	181,112	66,980	74,434	81,149	154,892
Administrative services fee	21,387	25,845	21,387	29,827	20,349	20,349
Legal fees	18,051	18,051	18,051	18,051	18,051	18,051
Custodian fees	7,282	10,302	7,191	5,502	8,572	12,269
Printing and shareholder reports	6,202	6,192	6,189	6,237	6,200	6,191
Trustee's fees	19,736	19,736	19,736	19,736	19,736	19,736
S&P licensing fee	4,711	–	4,711	–	13,885	36,201
Insurance	7,191	7,191	7,191	7,191	7,191	7,191
Other	2,279	7,188	5,502	4,610	4,511	17,304
Total expenses	2,568,048	1,625,744	1,260,093	727,484	564,677	2,350,371
Net investment income (loss)	3,158,930	8,121,437	2,516,413	4,118,978	1,318,002	7,992,487
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	5,710,370	(2,688,998)	9,453,883	–	3,076,015	32,091,349
Affiliated issuers (Note 8)	29,432,749	–	–	–	–	–
Written options contracts	348,539	–	201,026	–	–	–
Foreign forward currency contracts	–	12,626	–	–	–	–
Foreign currency transactions	–	13,436	–	–	–	–
Other	–	7,959	–	–	709	7,606
Futures contracts	(16,311,799)	745,199	(12,913,976)	–	(409,262)	(1,917,607)
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax	1,614,622	11,324,761	11,940,310	–	(4,402,509)	42,330,592
Affiliated issuers (Note 8)	(13,478,757)	–	–	–	–	–
Written options contracts	45,670	–	20,589	–	–	–
Translation of assets and liabilities in foreign currency	–	(22,632)	–	–	–	–
Foreign forward currency contracts	–	(272,824)	–	–	–	–
Futures contracts	2,043,724	414,561	2,827,285	–	256,536	2,652,291
Net gains (losses) on investments	9,405,118	9,534,088	11,529,117	–	(1,478,511)	75,164,231
Net increase (decrease) in net assets resulting from operations	$12,564,048	$17,655,525	$14,045,530	$4,118,978	$(160,509)	$83,156,718

1  All income is from unaffiliated issuers.

See accompanying notes to financial statements.

	SFT Macquarie Growth Fund(a)	SFT Macquarie Small Cap Growth Fund(a)	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund	SFT Wellington Core Equity Fund
Income:
Interest[1]	$–	$–	$–	$12,431	$–
Dividends[1]	2,248,198	188,189	2,355,511	1,857,690	723,200
Foreign tax withholding	(77,937)	–	–	(7,899)	(7,136)
Total investment income	2,170,261	188,189	2,355,511	1,862,222	716,064
Expenses (Note 4):
Investment advisory fee	1,965,621	637,989	403,729	554,771	346,818
Rule 12b-1 fees	765,287	187,644	123,578	243,321	147,904
Audit and accounting services	93,455	62,173	66,534	63,808	64,638
Administrative services fee	20,349	20,349	20,349	20,349	20,349
Legal fees	18,051	18,051	18,051	18,051	18,051
Custodian fees	6,323	9,809	6,374	11,282	7,554
Printing and shareholder reports	6,538	6,538	6,191	6,189	6,193
Trustee's fees	19,736	19,736	19,736	19,736	19,736
S&P licensing fee	–	–	–	–	–
Insurance	7,191	7,191	7,191	7,191	7,191
Other	28,066	22,659	14,776	23,155	3,519
Total expenses	2,930,617	992,139	686,509	967,853	641,953
Net investment income (loss)	(760,356)	(803,950)	1,669,002	894,369	74,111
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	53,940,207	9,805,613	1,451,233	6,939,904	5,371,222
Affiliated issuers (Note 8)	–	–	–	–	–
Written options contracts	–	–	–	–	–
Foreign forward currency contracts	–	–	–	–	–
Foreign currency transactions	8	–	–	(647)	–
Other	–	6	–	7,284	14,210
Futures contracts	–	–	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax	(31,813,885)	(3,346,226)	774,510	3,936,022	522,062
Affiliated issuers (Note 8)	–	–	–	–	–
Written options contracts	–	–	–	–	–
Translation of assets and liabilities in foreign currency	706	–	–	1,284	–
Foreign forward currency contracts	–	–	–	–	–
Futures contracts	–	–	–	–	–
Net gains (losses) on investments	22,127,036	6,459,393	2,225,743	10,883,847	5,907,494
Net increase (decrease) in net assets resulting from operations	$21,366,680	$5,655,443	$3,894,745	$11,778,216	$5,981,605

(a)  See Note 1 of accompanying notes to the financial statements regarding former names of the funds.

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2025 and year ended December 31, 2024

(Unaudited)

	SFT Balanced Stabilization Fund		SFT Core Bond Fund		SFT Equity Stabilization Fund
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income	$3,158,930	$6,722,691	$8,121,437	$16,752,271	$2,516,413	$5,902,713
Net realized gains (losses) on investments	19,179,859	30,112,825	(1,909,778)	(897,057)	(3,259,067)	16,276,647
Net change in unrealized appreciation or depreciation of investments	(9,774,741)	45,505,375	11,443,866	(12,492,164)	14,788,184	7,517,152
Net increase (decrease) in net assets resulting from operations	12,564,048	82,340,891	17,655,525	3,363,050	14,045,530	29,696,512
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	364,651	3,350,842	–	–
Class 2	5,789,703	7,616,910	4,779,640	10,366,113	2,244,370	3,476,633
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(727,960)	(2,230,849)	–	–
Class 2	(44,967,968)	(124,445,926)	(22,628,147)	(38,848,179)	(25,280,941)	(66,934,385)
Increase (decrease) in net assets from capital stock transactions	(39,178,265)	(116,829,016)	(18,211,816)	(27,362,073)	(23,036,571)	(63,457,752)
Total increase (decrease) in net assets	(26,614,217)	(34,488,125)	(556,291)	(23,999,023)	(8,991,041)	(33,761,240)
Net assets at beginning of period	618,140,426	652,628,551	424,844,492	448,843,515	279,607,180	313,368,420
Net assets at end of period	$591,526,209	$618,140,426	$424,288,201	$424,844,492	$270,616,139	$279,607,180
Capital share transactions:
Proceeds from sales
Class 1	–	–	141,447	1,332,260	–	–
Class 2	244,266	319,781	1,925,760	4,328,201	140,919	235,895
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(281,804)	(894,956)	–	–
Class 2	(1,876,229)	(5,372,903)	(9,125,856)	(16,016,835)	(1,596,421)	(4,449,225)
Net change from capital transactions	(1,631,963)	(5,053,122)	(7,340,453)	(11,251,330)	(1,455,502)	(4,213,330)

See accompanying notes to financial statements.

	SFT Government Money Market Fund		SFT Index 400 Mid-Cap Fund
	2025	2024	2025	2024
Operations:
Net investment income	$4,118,978	$10,239,151	$1,318,002	$2,383,522
Net realized gains (losses) on investments	–	–	2,667,462	18,252,618
Net change in unrealized appreciation or depreciation of investments	–	–	(4,145,973)	7,729,324
Net increase (decrease) in net assets resulting from operations	4,118,978	10,239,151	(160,509)	28,365,464
Distributions to shareholders:
From distributable earnings
Class 2	(4,118,978)	(10,239,151)	–	–
Decrease in net assets from distributions	(4,118,978)	(10,239,151)	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	3,063,119	5,213,587
Class 2	16,342,302	39,964,738	2,683,536	1,820,439
Value of distributions reinvested
Class 2	4,118,978	10,239,151	–	–
Payments for redemption of shares
Class 1	–	–	(745,417)	(1,929,024)
Class 2	(20,269,084)	(54,073,181)	(6,774,173)	(23,744,215)
Increase (decrease) in net assets from capital stock transactions	192,196	(3,869,292)	(1,772,935)	(18,639,213)
Total increase (decrease) in net assets	192,196	(3,869,292)	(1,933,444)	9,726,251
Net assets at beginning of period	225,600,006	229,469,298	229,480,630	219,754,379
Net assets at end of period	$225,792,202	$225,600,006	$227,547,186	$229,480,630
Capital share transactions:
Proceeds from sales
Class 1	–	–	354,227	620,783
Class 2	16,342,302	39,964,738	328,470	222,586
Issued on reinvestment of distributions
Class 2	4,118,978	10,239,151	–	–
Payments for redemption of shares
Class 1	–	–	(85,917)	(231,460)
Class 2	(20,269,084)	(54,073,181)	(818,252)	(2,922,753)
Net change from capital transactions	192,196	(3,869,292)	(221,472)	(2,310,844)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2025 and year ended December 31, 2024

(Unaudited)

	SFT Index 500 Fund		SFT Macquarie Growth Fund(a)		SFT Macquarie Small Cap Growth Fund(a)
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income	$7,992,487	$15,556,874	$(760,356)	$(1,984,623)	$(803,950)	$(1,518,175)
Net realized gains (losses) on investments	30,181,348	87,183,259	53,940,215	73,996,260	9,805,619	9,494,318
Net change in unrealized appreciation or depreciation of investments	44,982,883	189,245,497	(31,813,179)	62,667,436	(3,346,226)	12,679,416
Net increase (decrease) in net assets resulting from operations	83,156,718	291,985,630	21,366,680	134,679,073	5,655,443	20,655,559
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	28,496,860	55,815,056	–	–	–	–
Class 2	9,950,250	13,593,572	1,126,325	676,682	658,683	1,474,903
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(45,699,601)	(43,658,447)	–	–	–	–
Class 2	(35,262,849)	(81,913,731)	(28,348,829)	(80,253,105)	(6,434,730)	(13,395,167)
Increase (decrease) in net assets from capital stock transactions	(42,515,340)	(56,163,550)	(27,222,504)	(79,576,423)	(5,776,047)	(11,920,264)
Total increase (decrease) in net assets	40,641,378	235,822,080	(5,855,824)	55,102,650	(120,604)	8,735,295
Net assets at beginning of period	1,466,770,054	1,230,947,974	648,358,506	593,255,856	159,093,677	150,358,382
Net assets at end of period	$1,507,411,432	$1,466,770,054	$642,502,682	$648,358,506	$158,973,073	$159,093,677
Capital share transactions:
Proceeds from sales
Class 1	1,109,820	2,299,042	–	–	–	–
Class 2	406,921	576,099	26,403	15,674	29,099	60,023
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(1,842,261)	(1,899,331)	–	–	–	–
Class 2	(1,429,073)	(3,655,155)	(626,052)	(1,892,933)	(265,119)	(556,291)
Net change from capital transactions	(1,754,593)	(2,679,345)	(599,649)	(1,877,259)	(236,020)	(496,268)

(a)  See Note 1 of accompanying notes to the financial statements regarding former names of the funds.

See accompanying notes to financial statements.

	SFT Real Estate Securities Fund		SFT T. Rowe Price Value Fund
	2025	2024	2025	2024
Operations:
Net investment income	$1,669,002	$1,971,012	$894,369	$1,734,731
Net realized gains (losses) on investments	1,451,233	4,145,200	6,946,541	22,089,508
Net change in unrealized appreciation or depreciation of investments	774,510	1,383,194	3,937,306	3,714,776
Net increase (decrease) in net assets resulting from operations	3,894,745	7,499,406	11,778,216	27,539,015
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	985,188	2,767,604	–	–
Class 2	708,803	1,658,964	1,243,993	903,439
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(280,572)	(2,581,448)	–	–
Class 2	(4,527,993)	(17,302,650)	(10,394,276)	(27,473,402)
Increase (decrease) in net assets from capital stock transactions	(3,114,574)	(15,457,530)	(9,150,283)	(26,569,963)
Total increase (decrease) in net assets	780,171	(7,958,124)	2,627,933	969,052
Net assets at beginning of period	115,992,616	123,950,740	195,310,223	194,341,171
Net assets at end of period	$116,772,787	$115,992,616	$197,938,156	$195,310,223
Capital share transactions:
Proceeds from sales
Class 1	138,966	401,260	–	–
Class 2	104,371	266,982	47,201	36,586
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(39,103)	(380,236)	–	–
Class 2	(663,681)	(2,602,171)	(394,168)	(1,113,588)
Net change from capital transactions	(459,447)	(2,314,165)	(346,967)	(1,077,002)

(a)  See Note 1 of accompanying notes to the financial statements regarding former names of the funds.

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2025 and year ended December 31, 2024

(Unaudited)

	SFT Wellington Core Equity Fund
	2025	2024
Operations:
Net investment income	$74,111	$187,235
Net realized gains (losses) on investments	5,385,432	19,418,829
Net change in unrealized appreciation or depreciation of investments	522,062	8,834,386
Net increase (decrease) in net assets resulting from operations	5,981,605	28,440,450
Distributions to shareholders:
From distributable earnings
Class 2	–	–
Decrease in net assets from distributions	–	–
Capital stock transactions:
Proceeds from sales
Class 1	1,077,484	1,187,685
Class 2	512,636	1,072,168
Value of distributions reinvested
Class 2	–	–
Payments for redemption of shares
Class 1	(130,315)	(657,253)
Class 2	(7,336,802)	(17,429,175)
Increase (decrease) in net assets from capital stock transactions	(5,876,997)	(15,826,575)
Total increase (decrease) in net assets	104,608	12,613,875
Net assets at beginning of period	131,669,388	119,055,513
Net assets at end of period	$131,773,996	$131,669,388
Capital share transactions:
Proceeds from sales
Class 1	32,334	37,657
Class 2	15,937	34,766
Issued on reinvestment of distributions
Class 2	–	–
Payments for redemption of shares
Class 1	(3,835)	(21,203)
Class 2	(223,861)	(572,196)
Net change from capital transactions	(179,425)	(520,976)

See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

SFT Balanced Stabilization Fund

	Class 2 Shares
	Six months ended June 30, 2025		Year ended December 31,
	(unaudited)		2024	2023	2022	2021		2020
Net asset value, beginning of period	$24.296		$21.401	$18.534	$21.210	$18.697		$16.892
Income from investment operations:
Net investment income (a)	.128		.241	.282	.136	.019		.082
Net realized and unrealized gain(loss) on investments	.420		2.654	2.585	(2.812)	2.494		1.723
Total from investment operations	.548		2.895	2.867	(2.676)	2.513		1.805
Net asset value, end of period	$24.844		$24.296	$21.401	$18.534	$21.210		$18.697
Total return (b)	2.25%		13.53%	15.47%	(12.62)%	13.46%		10.67%
Net assets, end of period (in thousands)	$591,526		$618,140	$652,629	$625,412	$729,543		$678,188
Ratios to average net assets:
Expenses before waiver (c)	.88	%(d)	.87%	.87%	.86%	.85%		.86%
Expenses (c)	.88	%(d)	.87%	.87%	.86%	.84	%(e)	.80	%(e)
Net investment income	1.08	%(d)	1.04%	1.43%	.71%	.10%		.48%
Portfolio turnover rate (excluding short-term securities)	3.2	%(f)	0.6%	4.1%	12.0%	5.8%		–%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Ratio is net of fees waived by the adviser and distributor (see Note 4).

(f)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Core Bond Fund

	Class 1 Shares
	Six months ended June 30, 2025		Year ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$2.530		$2.505	$2.364	$2.747	$2.755	$2.571
Income from investment operations:
Net investment income (a)	.053		.103	.098	.065	.056	.067
Net realized and unrealized gain(loss) on investments	.058		(.078)	.043	(.448)	(.064)	.117
Total from investment operations	.111		.025	.141	(.383)	(.008)	.184
Net asset value, end of period	$2.641		$2.530	$2.505	$2.364	$2.747	$2.755
Total return (b)	4.37%		0.99%	5.98%	(13.93)%	(0.29)%	7.15%
Net assets, end of period (in thousands)	$10,556		$10,469	$9,271	$7,303	$7,751	$5,530
Ratios to average net assets:
Expenses (c)	.53	%(d)	.53%	.51%	.50%	.49%	.48%
Net investment income	4.12	%(d)	4.07%	4.09%	2.62%	2.03%	2.52%
Portfolio turnover rate (excluding short-term securities)	189.8	%(e)	326.0%	209.9%	139.2%	67.3%	93.0%
	Class 2 Shares
	Six months ended June 30, 2025		Year ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$2.431		$2.413	$2.282	$2.659	$2.673	$2.501
Income from investment operations:
Net investment income (a)	.047		.093	.089	.057	.047	.059
Net realized and unrealized gain(loss) on investments	.056		(.075)	.042	(.434)	(.061)	.113
Total from investment operations	.103		.018	.131	(.377)	(.014)	.172
Net asset value, end of period	$2.534		$2.431	$2.413	$2.282	$2.659	$2.673
Total return (b)	4.24%		0.73%	5.72%	(14.17)%	(0.54)%	6.88%
Net assets, end of period (in thousands)	$413,732		$414,376	$439,572	$431,655	$522,580	$491,483
Ratios to average net assets:
Expenses (c)	.78	%(d)	.78%	.76%	.75%	.74%	.73%
Net investment income	3.87	%(d)	3.83%	3.83%	2.38%	1.78%	2.28%
Portfolio turnover rate (excluding short-term securities)	189.8	%(e)	326.0%	209.9%	139.2%	67.3%	93.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Equity Stabilization Fund

	Class 2 Shares
	Six months ended June 30, 2025		Year ended December 31,
	(unaudited)		2024	2023	2022	2021		2020
Net asset value, beginning of period	$15.366		$13.984	$12.969	$14.363	$12.804		$13.527
Income from investment operations:
Net investment income (a)	.143		.290	.268	.169	.154		.173
Net realized and unrealized gain(loss) on investments	.656		1.092	.747	(1.563)	1.405		(.896)
Total from investment operations	.799		1.382	1.015	(1.394)	1.559		(.723)
Net asset value, end of period	$16.165		$15.366	$13.984	$12.969	$14.363		$12.804
Total return (b)	5.20%		9.89%	7.82%	(9.71)%	12.18%		(5.35)%
Net assets, end of period (in thousands)	$270,616		$279,607	$313,368	$328,345	$372,333		$355,582
Ratios to average net assets:
Expenses before waiver (c)	.91	%(d)	.90%	.90%	.88%	.87%		.88%
Expenses (c)	.91	%(d)	.90%	.90%	.88%	.85	%(e)	.80	%(e)
Net investment income	1.82	%(d)	1.93%	2.01%	1.28%	1.13%		1.38%
Portfolio turnover rate (excluding short-term securities)	3.1	%(f)	–%	0.6%	12.3%	3.4%		20.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Ratio is net of fees waived by the adviser and distributor (see Note 4).

(f)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Government Money Market Fund

	Class 2 Shares
	Six months ended June 30, 2025		Year ended December 31,
	(unaudited)		2024		2023	2022		2021		2020
Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000
Income from investment operations:
Net investment income (a)	.018		.045		.044	.011		–		.002
Net realized and unrealized gain on investments	–		–		–	–		–		–
Total from investment operations	.018		.045		.044	.011		–		.002
Less distributions:
Distributions from net investment income	(.018)		(.045)		(.044)	(.011)		–		(.002)
Net asset value, end of period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000
Total return (b)	1.83%		4.61%		4.47%	1.12%		–%		0.21%
Net assets, end of period (in thousands)	$225,792		$225,600		$229,469	$222,482		$197,078		$196,877
Ratios to average net assets:
Expenses before waiver	.65	%(c)	.67%		.64%	.64%		.66%		.68%
Expenses (d)	.65	%(c)	.67	%(e)	.64%	.48	%(e)	.04	%(e)	.29	%(e)
Net investment income	3.67	%(c)	4.51%		4.38%	1.16%		–%		.20%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  Adjusted to an annual basis.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Ratio is net of fees waived by the adviser and distributor (see Note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2025		Year ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.885		$7.823	$6.745	$7.786	$6.264	$5.527
Income from investment operations:
Net investment income (a)	.060		.107	.100	.084	.068	.065
Net realized and unrealized gain(loss) on investments	(.056)		.955	.978	(1.125)	1.454	.672
Total from investment operations	.004		1.062	1.078	(1.041)	1.522	.737
Net asset value, end of period	$8.889		$8.885	$7.823	$6.745	$7.786	$6.264
Total return (b)	0.04%		13.58%	15.99%	(13.38)%	24.30%	13.34%
Net assets, end of period (in thousands)	$46,608		$44,206	$35,875	$28,379	$25,327	$15,838
Ratios to average net assets:
Expenses (c)	.31	%(d)	.31%	.31%	.30%	.28%	.31%
Net investment income	1.41	%(d)	1.26%	1.40%	1.22%	.93%	1.27%
Portfolio turnover rate (excluding short-term securities)	5.3	%(e)	16.0%	20.7%	15.0%	15.3%	14.4%
	Class 2 Shares
	Six months ended June 30, 2025		Year ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.537		$7.535	$6.513	$7.538	$6.079	$5.377
Income from investment operations:
Net investment income (a)	.047		.082	.079	.063	.050	.050
Net realized and unrealized gain(loss) on investments	(.054)		.920	.943	(1.088)	1.409	.652
Total from investment operations	(.007)		1.002	1.022	(1.025)	1.459	.702
Net asset value, end of period	$8.530		$8.537	$7.535	$6.513	$7.538	$6.079
Total return (b)	(0.09)%		13.30%	15.70%	(13.60)%	23.99%	13.06%
Net assets, end of period (in thousands)	$180,939		$185,275	$183,879	$169,289	$207,828	$188,333
Ratios to average net assets:
Expenses (c)	.56	%(d)	.56%	.56%	.55%	.53%	.56%
Net investment income	1.15	%(d)	1.00%	1.14%	.94%	.71%	1.02%
Portfolio turnover rate (excluding short-term securities)	5.3	%(e)	16.0%	20.7%	15.0%	15.3%	14.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2025		Year ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.945		$20.797	$16.502	$20.191	$15.732	$13.309
Income from investment operations:
Net investment income (a)	.162		.308	.283	.251	.215	.217
Net realized and unrealized gain(loss) on investments	1.412		4.840	4.012	(3.940)	4.244	2.206
Total from investment operations	1.574		5.148	4.295	(3.689)	4.459	2.423
Net asset value, end of period	$27.519		$25.945	$20.797	$16.502	$20.191	$15.732
Total return (b)	6.07%		24.75%	26.03%	(18.27)%	28.35%	18.20%
Net assets, end of period (in thousands)	$572,490		$558,748	$439,577	$322,375	$365,210	$272,088
Ratios to average net assets:
Expenses (c)	.18	%(d)	.18%	.19%	.19%	.19%	.20%
Net investment income	1.27	%(d)	1.30%	1.52%	1.44%	1.19%	1.62%
Portfolio turnover rate (excluding short-term securities)	0.9	%(e)	3.2%	2.5%	2.1%	2.3%	3.3%
	Class 2 Shares
	Six months ended June 30, 2025		Year ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.930		$20.034	$15.936	$19.547	$15.268	$12.949
Income from investment operations:
Net investment income (a)	.126		.240	.227	.200	.164	.179
Net realized and unrealized gain(loss) on investments	1.353		4.656	3.871	(3.811)	4.115	2.140
Total from investment operations	1.479		4.896	4.098	(3.611)	4.279	2.319
Net asset value, end of period	$26.409		$24.930	$20.034	$15.936	$19.547	$15.268
Total return (b)	5.93%		24.44%	25.71%	(18.47)%	28.03%	17.91%
Net assets, end of period (in thousands)	$934,921		$908,022	$791,371	$665,209	$862,746	$731,356
Ratios to average net assets:
Expenses (c)	.43	%(d)	.43%	.44%	.44%	.44%	.45%
Net investment income	1.03	%(d)	1.05%	1.27%	1.18%	.94%	1.38%
Portfolio turnover rate (excluding short-term securities)	0.9	%(e)	3.2%	2.5%	2.1%	2.3%	3.3%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Macquarie Growth Fund(f)

	Class 2 Shares
	Six months ended June 30, 2025		Year ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$46.342		$37.387	$27.100	$37.202	$28.554	$21.848
Income from investment operations:
Net investment loss (a)	(.056)		(.133)	(.090)	(.082)	(.124)	(.038)
Net realized and unrealized gain(loss) on investments	1.693		9.088	10.377	(10.020)	8.772	6.744
Total from investment operations	1.637		8.955	10.287	(10.102)	8.648	6.706
Net asset value, end of period	$47.979		$46.342	$37.387	$27.100	$37.202	$28.554
Total return (b)	3.52%		23.95%	37.96%	(27.15)%	30.29%	30.69%
Net assets, end of period (in thousands)	$642,503		$648,359	$593,256	$478,459	$705,437	$606,247
Ratios to average net assets:
Expenses (c)	.96	%(d)	.95%	.97%	.96%	.96%	.97%
Net investment loss	(.25	)%(d)	(.31)%	(.28)%	(.27)%	(.38)%	(.16)%
Portfolio turnover rate (excluding short-term securities)	14.4	%(e)	8.5%	9.1%	8.5%	14.4%	28.9%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

(f)  See Note 1 of the accompanying notes to financial statements regarding former names of the funds.

Securian Funds Trust
Financial Highlights – continued

SFT Macquarie Small Cap Growth Fund(f)

	Class 2 Shares
	Six months ended June 30, 2025		Year ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.177		$22.062	$19.561	$26.750	$25.579	$18.772
Income from investment operations:
Net investment loss (a)	(.130)		(.232)	(.168)	(.179)	(.233)	(.161)
Net realized and unrealized gain(loss) on investments	1.087		3.347	2.669	(7.010)	1.404	6.968
Total from investment operations	.957		3.115	2.501	(7.189)	1.171	6.807
Net asset value, end of period	$26.134		$25.177	$22.062	$19.561	$26.750	$25.579
Total return (b)	3.80%		14.12%	12.79%	(26.87)%	4.58%	36.26%
Net assets, end of period (in thousands)	$158,973		$159,094	$150,358	$141,138	$204,666	$211,834
Ratios to average net assets:
Expenses (c)	1.32	%(d)	1.31%	1.32%	1.27%	1.23%	1.24%
Net investment loss	(1.07	)%(d)	(.96)%	(.80)%	(.82)%	(.84)%	(.83)%
Portfolio turnover rate (excluding short-term securities)	35.8	%(e)	77.4%	65.1%	61.8%	47.1%	53.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

(f)  See Note 1 of the accompanying notes to financial statements regarding former names of the funds.

Securian Funds Trust
Financial Highlights – continued

SFT Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30,		Year ended December 31,
	2025
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.029		$6.605	$5.885	$7.964	$5.515	$5.661
Income from investment operations:
Net investment income (a)	.111		.128	.132	.114	.061	.087
Net realized and unrealized gain(loss) on investments	.136		.296	.588	(2.193)	2.388	(.233)
Total from investment operations	.247		.424	.720	(2.079)	2.449	(.146)
Net asset value, end of period	$7.276		$7.029	$6.605	$5.885	$7.964	$5.515
Total return (b)	3.52%		6.42%	12.22%	(26.10)%	44.41%	(2.59)%
Net assets, end of period (in thousands)	$17,168		$15,882	$14,785	$11,211	$13,201	$6,461
Ratios to average net assets:
Expenses (c)	.98	%(d)	.96%	.97%	.90%	.87%	.91%
Net investment income	3.14	%(d)	1.87%	2.18%	1.71%	.91%	1.69%
Portfolio turnover rate (excluding short-term securities)	10.5	%(e)	27.2%	33.4%	78.7%	59.7%	74.9%
	Class 2 Shares
	Six months ended June 30,		Year ended December 31,
	2025
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.753		$6.361	$5.683	$7.709	$5.352	$5.508
Income from investment operations:
Net investment income (a)	.097		.105	.110	.091	.055	.073
Net realized and unrealized gain(loss) on investments	.132		.287	.568	(2.117)	2.302	(.229)
Total from investment operations	.229		.392	.678	(2.026)	2.357	(.156)
Net asset value, end of period	$6.982		$6.753	$6.361	$5.683	$7.709	$5.352
Total return (b)	3.40%		6.15%	11.94%	(26.29)%	44.05%	(2.83)%
Net assets, end of period (in thousands)	$99,605		$100,111	$109,166	$104,547	$160,607	$119,460
Ratios to average net assets:
Expenses (c)	1.23	%(d)	1.21%	1.22%	1.15%	1.12%	1.16%
Net investment income	2.85	%(d)	1.60%	1.88%	1.40%	.85%	1.46%
Portfolio turnover rate (excluding short-term securities)	10.5	%(e)	27.2%	33.4%	78.7%	59.7%	74.9%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Six months ended June 30,		Year ended December 31,
	2025
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.497		$22.243	$19.905	$22.533	$17.411	$15.818
Income from investment operations:
Net investment income (a)	.120		.213	.228	.180	.082	.147
Net realized and unrealized gain(loss) on investments	1.449		3.041	2.110	(2.808)	5.040	1.446
Total from investment operations	1.569		3.254	2.338	(2.628)	5.122	1.593
Net asset value, end of period	$27.066		$25.497	$22.243	$19.905	$22.533	$17.411
Total return (b)	6.16%		14.63%	11.75%	(11.67)%	29.43%	10.06%
Net assets, end of period (in thousands)	$197,938		$195,310	$194,341	$185,109	$239,333	$206,350
Ratios to average net assets:
Expenses (c)	.99	%(d)	.99%	1.04%	1.07%	1.05%	1.06%
Net investment income	.92	%(d)	.86%	1.12%	.88%	.40%	1.01%
Portfolio turnover rate (excluding short-term securities)	32.4	%(e)	56.1%	61.8%	186.4%	100.1%	113.2%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Wellington Core Equity Fund

	Class 1 Shares
	Six months ended June 30,		Year ended December 31,
	2025
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.926		$27.068	$22.365	$27.698	$22.304	$18.861
Income from investment operations:
Net investment income (a)	.058		.119	.155	.152	.105	.116
Net realized and unrealized gain(loss) on investments	1.603		6.739	4.548	(5.485)	5.289	3.327
Total from investment operations	1.661		6.858	4.703	(5.333)	5.394	3.443
Net asset value, end of period	$35.587		$33.926	$27.068	$22.365	$27.698	$22.304
Total return (b)	4.90%		25.34%	21.03%	(19.26)%	24.18%	18.25%
Net assets, end of period (in thousands)	$8,882		$7,500	$5,539	$3,843	$3,020	$1,729
Ratios to average net assets:
Expenses (c)	.79	%(d)	.78%	.85%	.87%	.84%	.86%
Net investment income	.35	%(d)	.38%	.63%	.65%	.42%	.61%
Portfolio turnover rate (excluding short-term securities)	16.7	%(e)	32.2%	23.1%	14.0%	14.4%	23.0%
	Class 2 Shares
	Six months ended June 30,		Year ended December 31,
	2025
	(unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.033		$26.421	$21.885	$27.173	$21.936	$18.596
Income from investment operations:
Net investment income (a)	.017		.040	.094	.088	.042	.068
Net realized and unrealized gain(loss) on investments	1.557		6.572	4.442	(5.376)	5.195	3.272
Total from investment operations	1.574		6.612	4.536	(5.288)	5.237	3.340
Net asset value, end of period	$34.607		$33.033	$26.421	$21.885	$27.173	$21.936
Total return (b)	4.77%		25.02%	20.73%	(19.46)%	23.87%	17.96%
Net assets, end of period (in thousands)	$122,892		$124,169	$113,517	$104,921	$141,740	$128,567
Ratios to average net assets:
Expenses (c)	1.03	%(d)	1.03%	1.10%	1.12%	1.08%	1.11%
Net investment income	.10	%(d)	.13%	.40%	.38%	.17%	.37%
Portfolio turnover rate (excluding short-term securities)	16.7	%(e)	32.2%	23.1%	14.0%	14.4%	23.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Notes to Financial Statements

June 30, 2025

(1)   Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), each of whose Funds operate as a no-load, diversified open-end management investment company, except that the SFT Macquarie Growth Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Balanced Stabilization Fund	NA	🗸
SFT Core Bond Fund	🗸	🗸
SFT Equity Stabilization Fund	NA	🗸
SFT Government Money Market Fund	NA	🗸
SFT Index 400 Mid-Cap Fund	🗸	🗸
SFT Index 500 Fund	🗸	🗸
SFT Macquarie Growth Fund (formerly SFT Delaware IvySM Growth Fund)(1)	NA	🗸
SFT Macquarie Small Cap Growth Fund (formerly SFT Delaware IvySM Small Cap Growth Fund)(1)	NA	🗸
SFT Real Estate Securities Fund	🗸	🗸
SFT T. Rowe Price Value Fund	NA	🗸
SFT Wellington Core Equity Fund	🗸	🗸

(1)  Effective as of December 31, 2024, the names of the SFT Delaware IvySM Growth Fund and SFT Delaware IvySM Small Cap Growth Fund were changed to SFT Macquarie Growth Fund and the SFT Macquarie Small Cap Growth Fund.

Securian Asset Management, Inc. ("Securian AM"), a wholly-owned subsidiary of Securian Financial Group, Inc. ("Securian Financial Group"), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Funds' prospectus provides a detailed description of each Fund's investment objective, policies and strategies.

Class 2 shares are subject to a Rule 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a Rule 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but sold only to Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life") in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services—Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the statement of assets and liabilities date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the "Board") of the Trust and in accordance with provisions of the 1940 act. The Board has delegated the daily oversight of the securities valuation function to Securian AM, which ensures that valuations comply with the valuation policies. The summary of fair valued in good faith securities are presented to the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value in good faith by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value in good faith pricing is needed in accordance with the Trust's valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Government Money Market Fund, are valued at fair value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Government Money Market Fund are valued at amortized cost, which approximates fair value, in order to attempt to maintain a stable net asset value of $1.00 per share. However, there is no assurance the SFT Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Investment Companies

The Funds may invest in other investment companies, which may not be traded on an exchange, the Funds may, as a practical expedient, estimate the fair value of an investment company based on the reported net asset value ("NAV") per share or its equivalent if the reported NAV per share or its equivalent of the investment company is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the investment company does not provide a reported NAV per share or its equivalent on a Business Day, Securian AM, as Valuation Designee, shall estimate fair value in good faith and in a manner consistent with the Trust's Valuation Procedures.

Foreign Currency Translations and Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

For the purpose of hedging, efficient portfolio management, and/or enhancement of returns, the Funds may, from time to time, enter into currency forward contracts, including currency forwards and cross currency forwards, in addition to the use of other derivative instruments described herein (each of which may result in net short currency exposure). For hedging purposes, such transactions may be effected on non-U.S. Dollar denominated instruments owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. The Funds are not limited in their use of forward contracts in connection with direct hedging.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant ("FCM") which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the fair value of written options.

Bank Loans

The SFT Core Bond Fund may purchase bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund's right to enforce a borrower's compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers' obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. As of June 30, 2025, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT T. Rowe Price Value Fund, qualifies as a partnership for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions, or losses of the Fund will instead pass through and be considered for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life and Securian Life, a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and considers for federal income tax purposes the income, gains, deductions, and losses relating to those assets.

The FASB ASC 740, "Income Taxes" (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements for the six months ended June 30, 2025. The Funds' federal and state income returns for which the applicable statutes of limitations have not expired (2021, 2022, 2023 and 2024) remain subject to examination by the Internal Revenue Service and states' department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock.

The Funds are treated either as partnerships and disregarded entities for federal income tax purposes. Funds other than SFT Government Money Market Fund are not required to, and will not, distribute taxable income.

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis, including To Be Announced ("TBA") securities, can take place a month or more after the transaction date.

During this period, such securities are subject to market fluctuations. As of June 30, 2025, the SFT Core Bond Fund entered into outstanding, when-issued or forward commitments, including TBA securities, at a fair value of $53,256,684.

Cross-Trades

The Funds are permitted to purchase and sell securities (i.e., "cross-trade") from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same adviser or sub-advisor pursuant to "Cross-Trading" procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed.

For the six months ended June 30, 2025, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT Wellington Core Equity Fund	$–	$197,468	$15,047

Securian Funds Trust
Notes to Financial Statements – continued

(3)   Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2025 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
SFT Balanced Stabilization Fund	$18,172,763	$91,821,382	$–	$5,975,273
SFT Core Bond Fund	39,429,787	26,460,257	737,441,149	772,046,590
SFT Equity Stabilization Fund	7,676,655	34,139,200	–	–
SFT Index 400 Mid-Cap Fund	14,232,094	11,522,500	–	–
SFT Index 500 Fund	12,031,278	40,429,682	–	–
SFT Macquarie Growth Fund	89,326,660	117,365,736	–	–
SFT Macquarie Small Cap Growth Fund	53,737,953	61,394,324	–	–
SFT Real Estate Securities Fund	12,182,206	13,793,518	–	–
SFT T. Rowe Price Value Fund	63,936,379	72,430,211	–	–
SFT Wellington Core Equity Fund	21,386,044	27,373,767	–	–

*  Includes U.S. government-sponsored enterprise securities.

(4)  Expenses and Related Party Transactions

The Trust has entered into an investment advisory agreement with Securian AM, a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Securian AM manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund pays Securian AM an annual fee, based on average daily net assets, in the following amounts:

Fund	Annual Fee on Net Assets
SFT Balanced Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Core Bond Fund	0.40% of assets to $750 million; and 0.35% of assets exceeding $750 million
SFT Equity Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Government Money Market Fund	0.25% of assets to $750 million; and 0.20% of assets exceeding $750 million
SFT Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Macquarie Growth Fund	0.67% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Macquarie Small Cap Growth Fund	0.85% of assets to $300 million; and 0.80% of next $200 million of assets; and 0.75% of next $500 million of assets; and 0.70% of assets exceeding $1 billion
SFT Real Estate Securities Fund	0.70% of assets to $300 million; and 0.675% of next $200 million of assets; and 0.65% of next $500 million of assets; and 0.60% of assets exceeding $1 billion
SFT T. Rowe Price Value Fund	0.57% of assets to $300 million; and 0.55% of next $200 million of assets; and 0.525% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Wellington Core Equity Fund	0.55% of assets to $300 million; and 0.525% of next $200 million of assets; and 0.50% of next $500 million of assets; and 0.45% of assets exceeding $1 billion

Securian AM has entered into a sub-advisory agreement with Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), as sub-adviser to the SFT Real Estate Securities Fund, under which Securian AM pays Cohen & Steers an annual fee ranging from 0.25% to 0.38% based on average daily net assets.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Securian AM has entered into a sub-advisory agreement with Delaware Investments Fund Advisers ("DIFA"), a series of Macquarie Investment Management Business Trust, as sub-adviser to SFT Macquarie Growth Fund and the SFT Macquarie Small Cap Growth Fund, under which Securian AM pays DIFA an annual fee for SFT Macquarie Growth Fund and the SFT Macquarie Small Cap Growth Fund ranging from 0.33% to 0.55% and 0.40% to 0.82%, respectively, based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Metropolitan West Asset Management, LLC ("MetWest"), a wholly-owned subsidiary of TCW Group, Inc., as sub-adviser to the SFT Core Bond Fund, under which Securian pays MetWest an annual fee ranging from 0.10% to 0.18% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price"), as sub-adviser to the SFT T. Rowe Price Value Fund, under which Securian AM pays T. Rowe Price an annual fee ranging from 0.25% to 0.48% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Wellington Management Company LLP ("Wellington Management"), as sub-adviser to the SFT Wellington Core Equity Fund, under which Securian AM pays Wellington Management an annual fee ranging from 0.27% to 0.31% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, a percentage of the compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations.

Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

The Trust has entered into an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal, security valuations and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $8,800 to $19,600.

Accounting Services

The Trust has entered into an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2025, these fees ranged from 0.01% to 0.04% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares (each, a "Covered Fund"). Each Covered Fund pays distribution fees at the annual rate of 0.25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the distribution plan.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Net Investment Income Maintenance Agreement for the SFT Government Money Market Fund

Effective May 1, 2012, the Board approved a Restated Net Investment Income Maintenance Agreement (the "Income Maintenance Agreement") among the Trust (on behalf of SFT Government Money Market Fund), Securian AM and Securian Financial. Under such Income Maintenance Agreement, Securian AM agrees to waive, reimburse, or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Income Maintenance Agreement to recover the full amount waived, reimbursed, or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. There is no guarantee that the Fund will maintain a positive yield. The Income Maintenance Agreement runs through April 30, 2026 and renews annually for a full year unless terminated by Securian AM upon at least 30 days' notice prior to the end of the contract term.

As of June 30, 2025, the amounts waived and eligible for recovery under the Income Maintenance Agreements are as follows:

	Income Maintenance Agreement	Advisory Fees Waived for the six months ended	12b-1 Fees Waived for the six months ended	Excess Expense Waived for the six months ended	Total eligible for recovery as of	Expiring June 30,
Fund	Date	June 30, 2025*	June 30, 2025*	June 30, 2025*	June 30, 2025	2026	2027	2028
SFT Government Money Market Fund	May 1, 2012	$–	$–	$–	$–	$–	$–	$–

This amount is reflected in fees waived in the accompanying Statements of Operations.

SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT Government Money Market Fund Expense Waivers

Securian AM and the Trust, on behalf of the SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT Government Money Market Fund, have entered into separate Expense Limitation Agreements which limit the operating expenses of these Funds, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Expense Limitation Agreements for SFT Balanced Stabilization Fund and SFT Equity Stabilization Fund were terminated effective May 1, 2021.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

The SFT Government Money Market Expense Limitation Agreement runs through April 30, 2026 and renew annually for a full year unless terminated by Securian AM upon at least 30 days' notice prior to the end of the contract term. The Funds are authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to their respective Expense Limitation Agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement. A Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Funds' shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the Funds' prospectus.

As of June 30, 2025, the amounts waived and eligible for recovery under the Expense Limitation Agreements are as follows:

	Expense Limitation Agreement	Expense	Advisory Fees Waived for the six months ended	Total eligible for recovery as of	Expiring June 30,
Fund	Date	Limit	June 30, 2025*	June 30, 2025	2026	2027	2028
SFT Government Money Market Fund	November 1, 2017	0.70%	$–	$1,915	$–	$–	$1,915

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

(5)  Illiquid Investments

Non-Money Market Funds—Pursuant to Rule 22e-4 under the 1940 Act, no Fund may acquire an "illiquid investment" if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the fair value of the investment. At June 30, 2025, the SFT Balanced Stabilization Fund held 1 illiquid securities with a fair value of $889,784, which represents 0.2% of the Fund's of net assets.

Government Money Market Funds—Money market funds are governed by Rule 2a-7 under the 1940 Act. Per Rule 2a-7, the SFT Government Money Market Fund currently limits investments in "illiquid securities" to 0.5% of total assets at the time of purchase. Rule 2a-7 defines an illiquid security as a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. At June 30, 2025, the Fund did not hold illiquid securities.

(6)  Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, swaps, and written options.

The following is a summary of the levels used for the six months ended June 30, 2025, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2025 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$–	$9,874,107	$–	$9,874,107
Other Mortgage-Backed Securities	–	1,422,615	–	1,422,615
Corporate Obligations	–	187,119,092	–	187,119,092
Purchased Options	367,000	–	–	367,000
Investment Companies	378,638,827	–	–	378,638,827
Total Investments	379,005,827	198,415,814	–	577,421,641
Other Financial Instruments* Futures Contracts	853,345	–	–	853,345
Liabilities
Other Financial Instruments* Written options	(52,000)	–	–	(52,000)
SFT Core Bond Fund
Assets
Government Obligations	–	274,418,208	–	274,418,208
Asset-Backed Securities	–	37,072,928	–	37,072,928
Other Mortgage-Backed Securities	–	47,834,049	–	47,834,049
Corporate Obligations	–	73,663,580	–	73,663,580
Bank Loans	–	6,782,555	–	6,782,555
Foreign Bonds	–	2,457,145	–	2,457,145
Convertible Foreign Bond	–	225,366	–	225,366
Investment Companies	37,152,847	–	–	37,152,847
Total Investments	37,152,847	442,453,831	–	479,606,678
Other Financial Instruments* Forward Foreign Currency Contracts	–	13,790	–	13,790
Futures Contracts	422,017	–	–	422,017
Liabilities
Other Financial Instruments* Forward Foreign Currency Contracts	–	(198,367)	–	(198,367)
SFT Equity Stabilization Fund
Assets
Investment Companies	262,676,083	–	–	262,676,083
Purchased Options	165,150	–	–	165,150
Total Investments	262,841,233	–	–	262,841,233
Other Financial Instruments* Futures Contracts	1,204,780	–	–	1,204,780
Liabilities
Other Financial Instruments* Written Options	(23,400)	–	–	(23,400)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2025 using
Fund	Level 1	Level 2	Level 3	Total
SFT Government Money Market Fund
Assets
U.S. Government Obligations	$–	$208,078,158	$–	$208,078,158
Investment Companies	18,109,044	–	–	18,109,044
Total Investments	18,109,044	208,078,158	–	226,187,202
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	221,377,291	–	–	221,377,291
Investment Companies	5,157,427	–	–	5,157,427
U.S. Government Agencies and Obligations	–	997,373	–	997,373
Total Investments	226,534,718	997,373	–	227,532,091
Other Financial Instruments* Futures Contracts	81,702	–	–	81,702
SFT Index 500 Fund
Assets
Common Stocks	1,456,953,182	–	–	1,456,953,182
Investment Companies	50,006,464	–	–	50,006,464
Total Investments	1,506,959,646	–	–	1,506,959,646
Other Financial Instruments* Futures Contracts	1,164,203	–	–	1,164,203
SFT Macquarie Growth Fund
Assets
Common Stocks	638,251,550	–	–	638,251,550
Investment Companies	2,894,280	–	–	2,894,280
Total Investments	641,145,830	–	–	641,145,830
SFT Macquarie Small Cap Growth Fund
Assets
Common Stocks	152,587,402	–	–	152,587,402
Investment Companies	6,918,025	–	–	6,918,025
Total Investments	159,505,427	–	–	159,505,427
SFT Real Estate Securities Fund
Assets
Common Stocks	115,626,946	–	–	115,626,946
Investment Companies	996,569	–	–	996,569
Total Investments	116,623,515	–	–	116,623,515
SFT T. Rowe Price Value Fund
Assets
Common Stocks	196,956,808	–	–	196,956,808
Investment Companies	601,606	–	–	601,606
Total Investments	197,558,414	–	–	197,558,414
SFT Wellington Core Equity Fund
Assets
Common Stocks	131,032,920	–	–	131,032,920
Investment Companies	529,086	–	–	529,086
Total Investments	131,562,006	–	–	131,562,006

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investment in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivatives market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds' policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2 and 3 during the six months ended June 30, 2025.

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the Statement of Assets and Liabilities and the location, by line item, of amounts of gains and losses reported in the Statement of Operations. The derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The following tables represent the average monthly volume of the Fund's derivative transactions during the six months ended June 30, 2025:

Average Notional Amount
SFT Balanced Stabilization Fund
Futures contracts	$104,431,929
Purchased options contracts	448,635
Written options contracts	(37,524)
SFT Core Bond Fund
Futures contracts	$114,288,595
Forward foreign currency contracts	3,468,132
SFT Equity Stabilization Fund
Futures contracts	$48,531,489
Purchased options contracts	191,653
Written options contracts	(42,327)
SFT Index 400 Mid-Cap Fund
Futures contracts	$5,972,213
SFT Index 500 Fund
Futures contracts	$49,872,458

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds. Interest rate derivatives were purchased or sold in the SFT Core Bond Fund to both manage the average duration of the fixed income portfolio and to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

The tables below detail the risk exposure of each Fund from derivative instruments:

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Balanced Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025
Assets:
Investments in securities, at fair value (purchased options)	$367,000	$–	$–
Variation margin on futures contracts*	376,584	476,761	–
Total	$743,584	$476,761	$–
Liabilities:
Written options contracts	$(52,000)	$–	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2025
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(16,061,589)	$(250,210)	$–
Purchased options contracts	2,923,858	–	–
Written options contracts	348,539	–	–
Total	$(12,789,192)	$(250,210)	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$1,284,414	$759,310	$–
Purchased options contracts	(130,669)	–	–
Written options contracts	45,670	–	–
Total	$1,199,415	$759,310	$–
SFT Core Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025
Assets:
Variation margin on futures contracts*	$–	$422,017	$–
Unrealized appreciation on forward foreign currency contracts	–	–	13,790
Total	$–	$422,017	$13,790
Liabilities:
Unrealized depreciation on forward foreign currency contracts	$–	$–	$(198,367)
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2025
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$–	$745,199	$–
Forward foreign currency contracts	–	–	12,626
Total	$–	$745,199	$12,626
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$–	$414,561	$–
Forward foreign currency contracts	–	–	(272,824)
Total	$–	$414,561	$(272,824)
SFT Equity Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025
Assets:
Investments in securities, at fair value (purchased options)	$165,150	$–	$–
Variation margin on futures contracts*		1,204,780
Total	$1,369,930	$–	$–
Liabilities:
Written options contracts	$(23,400)	$–	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2025
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(12,913,976)	$–	$–
Purchased options contracts	(855,820)	–	–
Written options contracts	201,026	–	–
Total	$(13,568,770)	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$2,827,285	$–	$–
Purchased options contracts	(58,871)	–	–
Written options contracts	20,589	–	–
Total	$2,789,003	$–	$–
SFT Index 400 Mid-Cap Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025
Assets:
Variation margin on futures contracts*	$81,702	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2025
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(409,262)	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$256,536	$–	$–
SFT Index 500 Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025
Assets:
Variation margin on futures contracts*	$1,164,203	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2025
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(1,917,607)	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$2,652,291	$–	$–

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedules of Investments in Securities. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

For the six months ended June 30, 2025, the SFT Core Bond Fund's derivatives were subject to master netting arrangements.

Counterparty	Unrealized appreciation on forward foreign currency contracts Assets	Financial Instrument/ Derivative Offset	Cash collateral pledged/ (received) by the fund	Net derivative instruments by counterparty at fair value Net Exposure
Goldman Sachs International	$13,790	$(13,790)	$–	$–
Counterparty	Unrealized depreciation on forward foreign currency contracts Liabilities	Financial Instrument/ Derivative Offset	Cash collateral pledged/ (received) by the fund	Net derivative instruments by counterparty at fair value Net Exposure
Goldman Sachs International	$198,367	$(13,790)	$680,000	$(864,577)

(8)  Affiliated Ownership

The SFT Balanced Stabilization Fund invests in underlying securities and other investment companies, of which certain underlying funds (affiliated underlying funds) may be deemed to be under common control with the SFT Balanced Stabilization Fund because they share the same investment adviser, Securian AM, and because they are overseen by the same Board. The SFT Balanced Stabilization Fund achieves its equity exposure by investing primarily in Class 1 Shares of the SFT Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500® Index.

A summary of all transactions with the affiliated SFT Index 500 Fund as of June 30, 2025 are as follows:

					As of June 30, 2025
Fund/Underlying Fund	Beginning Value as of January 1, 2025	Sales	Change in Unrealized Appreciation/ Depreciation	Realized gains/ losses	Ending Value	Share Balance
SFT Balanced Stabilization Fund
SFT Index 500 Fund Class 1	$334,869,383	$(40,000,000)	$(13,478,757)	$29,432,749	$310,823,375	11,295,068

(9)  Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war, acts of terrorism, financial institution failures, trade wars, including the imposition of tariffs, or other events, can adversely affect local and global markets and normal market operations.

Securian Funds Trust
Notes to Financial Statements – continued

(10)  Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07) as of January 1, 2024. Adoption of ASU 2023-07 impacted the financial statement disclosures in this note only, and did not affect the Funds' financial position or the results of their operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (CODM) when assessing segment performance and making decisions about segment resources. The President and Principal Executive Officer of Securian Funds Trust acts as the Funds' CODM. Each Fund manages its operations to a single investment objective, as detailed in its prospectus, through the execution of the Fund's investment strategies. Since inception, each Fund has operated as a single segment. Each Fund's portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

(11)  Subsequent Events

Nomura Holding America Inc. has announced its intention to acquire Macquarie Management Holdings, Inc., the parent company of Macquarie Investment Management Business Trust ("MIBMT") (the "Nomura-Macquarie Transaction"). Delaware Investment Funds Adviser ("DIFA") is a series of MIMBT, and the sub-adviser to the SFT Macquarie Growth Fund (formerly the SFT Delaware IvySM Growth Fund) and the SFT Macquarie Small Cap Growth Fund (formerly the SFT Delaware IvySM Small Cap Growth Fund), respectively. Subject to regulatory approvals, the Nomura-Macquarie Transaction is expected to close during the fourth (4th) quarter of 2025. The day-to-day portfolio management of the SFT Macquarie Growth Fund (formerly the SFT Delaware IvySM Growth Fund) and the SFT Macquarie Small Cap Growth Fund (formerly the SFT Delaware IvySM Small Cap Growth Fund) is not expected to change following the closing of the Nomura-Macquarie Transaction. However, the Nomura-Macquarie Transaction will constitute a change of control in DIFA.

Securian Funds Trust
Other Information
(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that Securian AM uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-643-5728 or on the SEC's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended June 30 is available by calling, toll-free, 800-643-5728 or on the SEC's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

Each Fund (other than the SFT Government Money Market Fund) files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORT are available on the SEC's website at www.sec.gov. The SFT Government Money Market Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund's reports on Form N-MFP are available on the SEC's website at www.sec.gov. The SFT Government Money Market Fund makes portfolio holdings information available to shareholders on its website at: www.securianfunds.com

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

(unaudited)

Each year, the Board of Trustees (the "Board") of Securian Funds Trust (the "Trust," and each series thereof, a "Fund," and together, the "Funds") votes on the renewal of the Trust's investment advisory agreement (the "Investment Advisory Agreement") with Securian Asset Management, Inc. ("Securian AM"), the Trust's investment adviser. The Board most recently unanimously approved the continuation of the Investment Advisory Agreement on February 27, 2025. At this meeting, the Board also approved the continuation of the investment sub-advisory agreements (each an "Investment Sub-Advisory Agreement," and together with the Investment Advisory Agreement, the "Advisory Contracts") between Securian AM and Delaware Investments Fund Advisers ("DIFA") (for SFT Macquarie Growth Fund), between Securian AM and DIFA (for SFT Macquarie Small Cap Growth Fund), between Securian AM and Wellington Management Company LLC ("Wellington") (for SFT Wellington Core Equity Fund), between Securian AM and Cohen & Steers Capital Management, Inc. ("Cohen & Steers") (for SFT Real Estate Securities Fund), between Securian AM and Metropolitan West Asset Management, LLC ("MetWest") (for SFT Core Bond Fund), and between T. Rowe Price Associates, Inc. ("T. Rowe Price") (for SFT T. Rowe Price Value Fund). Collectively, the Funds managed by the sub-advisers are referred to as the "Sub-Advised Funds" and the sub-advisers listed above are referred to collectively herein as the "Sub-Advisers."

The Board receives a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. The Board meets at least once each year with each Fund's portfolio management team. The Board also receives frequent updates on industry developments and best practices, changes in Securian AM's organization and staffing, brokerage allocation and other matters.

In preparing for the Board's meeting on February 27, 2025, the members of the Board who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees") met in executive session on February 14, 2025 to review the responses to various information requests made to Securian AM and the Sub-Advisers. The Board also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review.

The Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board's determination to approve the continuation of the Advisory Contracts are discussed separately below.

Investment Advisory Agreement

Investment Performance

The Board reviewed the January 2025 report (the "Broadridge Report") prepared by Broadridge Financial Solutions, Inc. ("Broadridge") containing comparisons of each Fund's total return performance, and Board reports comparing each Fund's investment performance for the most recently completed calendar quarter and one, three, five and, where applicable, ten-year periods ended December 31, 2024, with peer funds independently selected by Broadridge and with one or more benchmark indices.

The Board noted that on a net basis each of SFT S&P 400 Mid-Cap Index Fund and SFT S&P 500 Index Fund slightly underperformed or equaled their respective benchmarks and Broadridge peers during all reporting periods. They also noted that on a net basis the SFT Government Money Market Fund slightly underperformed its Broadridge peers and benchmark for all relevant periods. The Board then observed that the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund performed consistently with their objectives and were competitive with their peers. The Board reviewed attribution analyses and portfolio positioning on all Funds, particularly the Funds with more recent underperformance. After considering all this information, the Board concluded that the overall performance for each Fund was acceptable.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

Nature, Extent and Quality of Services Provided by Securian AM

The Board considered the nature, extent and quality of the services that Securian AM provides to the Funds. The Board considered Securian AM's investment teams and their capabilities, including ensuring that the Funds pursue their investment objectives. The Board also noted that Securian AM provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. The Board further took into account that Securian AM pays all of the compensation of officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust's Chief Compliance Officer). The Board considered the experience, capability and integrity of Securian AM's investment management and other personnel, the role of Securian AM's senior management, and the extent of its involvement with the Funds, and Securian AM's willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained.

The Board also considered (a) the financial position of Securian AM; (b) the quality of Securian AM's regulatory and legal compliance policies, procedures and systems; (c) the nature, extent and quality of administrative and shareholder services provided by Securian AM to the Funds; and (d) Securian AM's supervision of the Funds' third-party service providers.

With respect to the Sub-Advised Funds, the Board noted the responsibilities that Securian AM has, including the selection and oversight of the Funds' Sub-Advisers; maintaining a comprehensive compliance and administration program; and implementing Sub-Advised Fund policies.

Based on the factors described above, among other factors, as well as the information provided to the Board throughout the year, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by Securian AM to the Funds.

Management Fee and Other Expenses

The Board reviewed Broadridge report containing comparisons of each Fund's investment management, non-management and total expenses with industry peers that were independently selected by Broadridge, and analyzed factors that contributed to the expenses for certain Funds, including the small size of certain Funds in comparison to their industry peers. The Board reviewed whether current fee levels appropriately capture and share economies of scale (if any) with Fund investors, and the Board noted that all of the Funds have breakpoints in their fee structures that provide the opportunity for sharing economies of scale with Fund investors as such Funds' assets grow.

The Board observed that Securian AM's advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Board concluded that the fees charged to the Funds are justified by the additional services provided by Securian AM in managing the Funds (including the provision of office facilities, officers, administration and compliance, coordination with the Trust Board, committee and vendor functions, sub-adviser oversight, regulatory filings and the performance of most Trust operations).

The Board reviewed Board reports on Securian AM's profitability in managing each Fund, as well as the methodology by which Securian AM calculated such profitability, and did not view Securian AM's profitability from any Fund as excessive.

The Board also considered that Securian AM and its affiliates benefit from certain soft-dollar arrangements. The Board noted that Securian AM's profitability would be somewhat lower if it had to pay for these benefits out of

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

its own assets. The Board also noted that Securian Financial Services, Inc. (the Trust's distributor), an affiliate of Securian AM, receives 12b-1 fees from the Funds. The Board also noted that Minnesota Life Insurance Company, an affiliate of Securian AM, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Board also recognized that Securian AM and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Based on this information, the Board concluded that the advisory fee payable by each Fund to Securian AM is fair and reasonable in light of the nature, extent and quality of services provided by Securian AM.

Investment Sub-Advisory Agreements

At the February 27, 2025 meeting, the Board also unanimously approved the continuation of the Investment Sub-Advisory Agreements. In addition to the Board's review of the Sub-Advised Funds' investment performance and expense ratios, the Board also requested and evaluated other information, including a report on each Sub-Adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund is managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the Sub-Adviser reflected in the Trust's registration statement are complete and accurate, and assurance that the sub-adviser operates in full compliance with applicable laws, regulations and exemptive orders. The Board also reviewed a summary of each Sub-Adviser's code of ethics and compliance program. The Board noted that Securian AM is unaffiliated with each Sub-Adviser and took into account Securian AM's position that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Board also reviewed the allocation of duties and responsibilities with respect to each Sub-Advised Fund between Securian AM and each Fund's Sub-Adviser. The Board noted that Securian AM is responsible for the selection, monitoring and oversight of each Sub-Adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board, Audit Committee of the Board and Governance Committee of the Board meetings, and many other requirements.

Investment Performance

The Board reviewed the Broadridge Report containing comparisons of each Sub-Advised Fund's total return performance and Board reports comparing each Sub-Advised Fund's investment performance for the most recently completed calendar quarter and one, three, five and, where applicable, ten-year periods ended December 31, 2024 with peer funds independently selected by Broadridge and with one or more benchmark indices.

With respect to the Sub-Advised Funds, the Board noted that SFT Macquarie Growth Fund underperformed its benchmark and Broadridge peers for all relevant periods on a gross and net basis. They noted that the SFT Macquarie Small Cap Growth Fund underperformed its benchmark on a net basis for the 1-, 3- and 5-year periods, but outperformed its benchmark on a net basis for the 10-year period. They noted that the SFT Macquarie Small Cap Growth Fund outperformed its benchmark on a gross basis for the 1-, 5- and 10-year periods. They further noted that the SFT Macquarie Small Cap Growth Fund underperformed or equaled its Broadridge peers for all reporting periods on a net basis, but outperformed its Broadridge peers on a gross basis for the 1-, 3- and 10-year periods. The Board observed that the SFT Real Estate Securities Fund outperformed its benchmark for all reporting periods on a gross basis and outperformed its benchmark on a net basis for the 1-, 5- and 10-year periods. They noted that the SFT Real Estate Securities Fund outperformed its Broadridge peers on a gross basis for all reporting periods, and outperformed its Broadridge peers on a net basis for the 5- and 10-year periods. The Board noted that the SFT Core Bond Fund outperformed its benchmark on a

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

gross basis for all reporting periods, and outperformed its benchmark on a net basis for 10-year period. They noted that the SFT Core Bond Fund underperformed its Broadridge peers for all reporting periods on a net basis, and outperformed its Broadridge peers for all reporting periods on a gross basis. The Board then observed that SFT Wellington Core Equity Fund either equaled or outperformed its benchmark on a gross and net basis for the 1-year period, but underperformed its benchmark on a gross and net basis for the 3-, 5- and 10-year periods. They noted that the SFT Wellington Core Equity Fund outperformed its Broadridge peers on a gross basis for all reporting periods, and outperformed its Broadridge peers on a net for the 1-year period. Finally, the Board noted that SFT T. Rowe Price Value Fund outperformed its benchmark on a gross and net basis for the 1-, 5- and 10-year periods, but underperformed its benchmark on a gross and net basis for the 3-year period. They noted that the SFT T. Rowe Price Value Fund outperformed its Broadridge peers on a gross basis for the 1-, 5- and 10-year periods, and outperformed its Broadridge peers on a net basis for the 5-year period. The Board reviewed attribution analyses and portfolio positioning on all Sub-Advised Funds, particularly the Funds with more recent underperformance. After considering all this information, the Board concluded that the Sub-Advised Funds' overall performance was acceptable.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

The Board considered each Sub-Adviser's investment management process, including (a) the experience, capability and integrity of the Sub-Adviser's management, investment professionals and other personnel; (b) the financial position of the Sub-Adviser; (c) the quality of the Sub-Adviser's regulatory and legal compliance policies, procedures and systems; (d) the Sub-Adviser's brokerage and trading practices; and (e) Securian AM's evaluation of the nature, quality and extent of services performed by each Sub-Adviser.

The Board specifically considered the qualifications, experience and track record of the individuals and portfolio management teams at each Sub-Adviser that are responsible for the day-to-day management of each Sub-Advised Fund's portfolio. The Board also considered, with respect to each Sub-Adviser, its specific investment approach and level of expertise within its particular asset class and strategy. The Board considered whether each Sub-Adviser operated within its respective Fund's investment objective and style, and considered each Sub-Adviser's record of compliance with applicable investment restrictions. The Board also considered each Sub-Adviser's performance record with respect to the relevant benchmark(s).

The Board concluded that the nature, extent and quality of the services provided by each Sub-Adviser to its respective Sub-Advised Fund is satisfactory.

Management Fee and Other Expenses of the Sub-Advisers

The Board considered the fee paid to each Sub-Adviser by Securian AM for providing services to the respective Sub-Advised Fund. The Board considered management's representation that Securian AM negotiated competitive fee structures for each Fund, and noted that the sub-advisory fees are paid by Securian AM out of the investment advisory fees it receives and not the Funds. The Board also considered individual reports and data prepared with regard to each Sub- Advised Fund, including comparative information regarding fees. The Board noted that each Sub-Adviser's fees were generally similar to, or less than, the fees charged by each Sub-Adviser to other comparable funds and accounts.

The Board considered each Sub-Adviser's fee schedule, the anticipated effect of asset growth on each Fund's expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. In this regard, the Board noted that certain of the Sub-Advisory Agreements' fee schedules contain breakpoints that present potential economies of scale that could potentially be passed along to the Sub-Advised Funds' shareholders as assets of the Sub-Advised Funds grow.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

The Board considered the allocation of Fund brokerage to brokers affiliated with a Sub-Adviser, and benefits to the Sub-Advisers from the use of "soft dollar" commissions (if applicable) to pay for research and brokerage services. The Board also considered any other ancillary benefits that accrue to a Sub-Adviser or any affiliate by virtue of the Sub-Adviser's relationship with the Fund, and concluded that such benefits, if any, were reasonable.

The Board concluded that the fees charged by each Sub-Adviser were justified and reasonable in connection with the services provided for managing each respective Sub-Advised Fund.

The Board did not consider the profitability of the Sub-Advisers to be a material factor based on representations from Securian AM that it negotiates sub-advisory fees with the Sub-Advisers on an arm's- length basis and reports regarding any relationships between the Sub-Advisers and Securian AM.

Conclusion

Based on the foregoing factors, the Board concluded that approving the continuation of the Advisory Contracts was in the best interest of the Funds and their shareholders.

Securian Funds Trust
Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Securian Asset Management, Inc. ("Securian AM") or its affiliated companies, including Minnesota Life Insurance Company.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge upon request, by calling, toll free, 800-643-5728.

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years	Other Directorships Held During Past 5 Years by Trustee
Independent Trustees
Julie K. Getchell Year of birth: 1954	Trustee	Since 2011

Retired; held various senior financial positions at Cargill and its investment affiliates from 2005 to 2012; served as Chief Financial Officer and later as Chief Operating Officer of Insight Investment, Inc. from 1991 to 2000; Chartered Financial Analyst; Certified Public Accountant (inactive)

None
Brian E. Gustafson Year of birth: 1967	Trustee	Since 2022	Director, Private Markets, Olympus Ventures LLC, from January, 2025 to present: Managing Director, Investment, Tonkawa, from 2001 to December, 2024; Chartered Financial Analyst	None
Wan-Chong Kung Year of birth: 1960	Trustee	Since 2022	Retired; Portfolio Manager, Nuveen Asset Management, LLC, from 2011-2019	Federal Home Loan Bank of Des Moines, 2022-present; Trust for Advised Portfolios, 2020-present

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years	Other Directorships Held During Past 5 Years by Trustee
Interested Trustee
David M. Kuplic Year of birth: 1957(3)	Trustee	Trustee since 2016

Retired; President, Securian Funds Trust from 2011 to 2023; Senior Vice President, Minnesota Life Insurance Company from June 2007 to June 2021; President and CEO, Securian AM from November 2017 to June 2021; Senior Vice President, Securian Financial Group, Inc. from June 2007 to June 2021; Senior Vice President, Securian Life Insurance Company from June 2007 to June 2021; President and Director, Marketview Properties, LLC (entity holding real estate assets) from January 2010 to June 2021

None

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years
Other Executive Officers(4)
Suzette L. Huovinen Year of birth: 1975	President and Principal Executive Officer	Since 2023

Director, President, and CEO, Securian AM, since January 2023; Senior Vice President, Securian Financial Group, Inc. since 2019; Senior Vice President, Minnesota Life Insurance Company, since 2019; Senior Vice President, Securian Life Insurance Company, since 2019; President and CEO, Canadian Premier Life Insurance Company, from 2019 to 2022; President and CEO, Canadian Premier General Insurance Company, from 2019 to 2022; Vice President, Chief Actuary and Chief Risk Officer, Securian Financial Group, Inc., from 2015 to 2019

Kevin L. Ligtenberg Year of birth: 1973	Vice President and Treasurer	Since 2021

Vice President, Director of Investment Operations, Securian AM since August 2021; Director of Investment Operations, Securian AM from May 2021 to July 2021; Manager of Investment Operations, Securian AM from March 2013 to May 2021

Christopher B. Owens Year of birth: 1977	Vice President	Since 2020

Vice President—Individual Solutions Distribution, Securian Financial Group, Inc. since April 2024; Second Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc., June 2018 to April 2024; National Sales Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc., October 2011 to June 2018

Paul Jason Thibodeaux Year of birth: 1979	Secretary	Since 2021

Director, Law—Securities & Individual Solutions, Securian Financial Group, Inc. since August 2024: Senior Vice President, Chief Compliance Officer, Securian AM, from August, 2023 to August 2024; Vice President, Assistant General Counsel, Securian AM from June, 2022 to August, 2023; Senior Investment Counsel, Securian AM from January, 2018 to May 2022; Attorney, Gray Plant Mooty from 2014 to 2018

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  The years reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)  Mr. Kuplic retired as a Trustee effective as of July 24, 2025.

(4)  Although not a corporate officer of the Trust, Jessica L. Parrucci, born in 1982, has served as the Trust's Chief Compliance Officer since August 2024. Mrs. Parrucci is also Vice President, Chief Compliance Officer of Securian AM and Securian Financial Services, Inc.

(This page has been left blank intentionally.)

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Member FINRA

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F38897 Rev 2-2025

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2024 Securian Funds Trust All rights reserved.

F38897 Rev 2-2025

Call 1-800-643-5728 to receive your financial documents electronically. It's fast and convenient.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is included within the report transmitted to shareholders pursuant to Rule 30e-1 filed under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

This information is included within the report transmitted to shareholders filed under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This information is included within the report transmitted to shareholders filed under Item 1 of this Form N-CSR.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not made any material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board.

ITEM 16. CONTROLS AND PROCEDURES.

(a)            Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within ninety (90) days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)            There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) A copy of the code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 is filed herewith as Exhibit 99.CODE ETH.

(a) (2) Not applicable.

(a) (3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) is filed herewith as Exhibit 99.CERT.

(a) (4) Not applicable.

(b)  A certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Securian Funds Trust

By	/s/ Suzette L. Huovinen
Suzette L. Huovinen, President

Date: August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Suzette L. Huovinen
Suzette L. Huovinen, President (Principal Executive Officer)

By	/s/ Kevin L. Ligtenberg
Kevin L. Ligtenberg, Treasurer (Principal Financial Officer)

Date: August 25, 2025